UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23977
BNY Mellon ETF Trust II
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Enhanced Dividend and Income ETF
BNY Mellon Core Plus ETF
BNY Mellon Active Core Bond ETF
BNY Mellon Municipal Opportunities ETF
BNY Mellon Municipal Intermediate ETF
BNY Mellon Municipal Short Duration ETF
ITEM 1 - Reports to Stockholders
BNY Mellon Enhanced Dividend and Income ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Ticker – BEDY (The NASDAQ Stock Market LLC)
This semi-annual shareholder report contains important information about BNY Mellon Enhanced Dividend and Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Enhanced Dividend and Income ETF*	$56	1.07%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$131	61	70.55%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
32.6%
Industrials
13.1%
Health Care
12.0%
Information Technology
10.5%
Energy
9.3%
Communication Services
7.3%
Materials
5.3%
Consumer Staples
3.4%
Consumer Discretionary
2.0%
Investment Companies
1.4%
Real Estate
1.0%
Net Other Assets and Liabilities
2.1%

How has the Fund changed?
  On December 5, 2025, BNY Mellon Income Stock Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Class A, Class C, Class I, Class Y, and Investor shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of distribution fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .75% of the value of Class C shares based on average daily net assets. The Predecessor Fund also discontinued the imposition of shareholder services fees, which had previously been paid to the Distributor at an annual rate of .25% of the value of each of the Predecessor Fund’s Investor, Class A and Class C shares based on average daily net assets. At the time of the Reorganization, the expense limitation agreement with the Predecessor Fund’s investment adviser was discontinued.
Changes in or Disagreements with Accountants
  Starting December 5, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through December 5, 2025.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 5, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4870SA0226
BNY Mellon Core Plus ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Ticker – BCPL (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Core Plus ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Plus ETF	$32	0.64%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$366	281	116.39%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Government
27.5%
Mortgage Securities
22.4%
Financial
12.7%
Asset Backed Securities
7.3%
Consumer, Cyclical
5.8%
Energy
5.8%
Utilities
5.2%
Consumer, Non-cyclical
4.1%
Collateralized Loan Obligations
3.7%
Communications
2.8%
Technology
2.4%
Investment Companies
1.1%
Net Other Assets and Liabilities
-0.8%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
40.5%
U.S. Treasury Securities
20.3%
U.S. Government Agencies Mortgage-Backed
19.2%
Asset-Backed Securities
7.3%
Municipal Securities
3.7%
Collateralized Loan Obligations
3.7%
Foreign Governmental
3.4%
Commercial Mortgage-Backed
3.2%
Investment Companies
1.1%
Futures
0.0%*
Net Other Assets and Liabilities
-2.4%

* Amount represents less than .1%.

How has the Fund changed?
  On January 9, 2026, BNY Mellon Corporate Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4871SA0226
BNY Mellon Active Core Bond ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Ticker – BKFI (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Active Core Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Active Core Bond ETF	$32	0.63%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$369	249	64.97%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Mortgage Securities 24.0%
Government 23.5%
Financial 18.9%
Consumer, Non-cyclical 7.6%
Asset Backed Securities 7.2%
Consumer, Cyclical 4.2%
Collateralized Loan Obligations 3.6%
Utilities 3.3%
Communications 3.2%
Technology 2.1%
Energy 1.8%
Industrial 1.0%
Net Other Assets and Liabilities -0.4%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
42.7%
U.S. Government Agencies Mortgage-Backed
20.1%
U.S. Treasury Securities
13.0%
Asset-Backed Securities
7.2%
U.S. Government Agencies Obligations
4.6%
Collateralized Loan Obligations
3.6%
Foreign Governmental
3.4%
Commercial Mortgage-Backed
2.9%
Municipal Securities
2.5%
Investment Companies
0.8%
Net Other Assets and Liabilities
-0.8%

How has the Fund changed?
  On January 9, 2026, BNY Mellon Intermediate Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4872SA0226
BNY Mellon Municipal Opportunities ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Ticker – BMOP (The NASDAQ Stock Market LLC)
This semi-annual shareholder report contains important information about BNY Mellon Municipal Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Opportunities ETF	$36	0.71%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,870	687	19.91%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Education
18.7%
General Obligation
8.4%
Transportation
7.9%
Medical
7.2%
Airport
7.0%
Development
6.6%
Water & Sewer
5.5%
Housing
5.3%
Nursing Homes
3.3%
Power
3.1%
School District
2.9%
Tobacco Settlement
2.0%
Net Other Assets and Liabilities
22.1%

State Allocation (Based on Net Assets)

California
16.9%
New York
13.1%
Texas
9.4%
Illinois
6.1%
U.S. Related
5.6%
Massachusetts
5.0%
Utah
4.0%
Wisconsin
3.7%
Florida
3.4%
Arizona
2.8%
Georgia
2.7%
New Jersey
2.4%
District of Columbia
2.2%
Alabama
2.1%
Virginia
1.9%
Ohio
1.7%
Colorado
1.7%
Indiana
1.5%
Oklahoma
1.4%
Pennsylvania
1.4%
Louisiana
1.4%
Michigan
1.2%
Washington
1.2%
Arkansas
1.2%
Tennessee
1.0%
Net Other Assets and Liabilities
5.0%

How has the Fund changed?
  On January 9, 2026, BNY Mellon Municipal Opportunities Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4875SA0226
BNY Mellon Municipal Intermediate ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Ticker – BKMI (The NASDAQ Stock Market LLC)
This semi-annual shareholder report contains important information about BNY Mellon Municipal Intermediate ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Intermediate ETF	$26	0.51%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,796	541	18.68%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

General Obligation
15.1%
Medical
12.4%
Education
9.5%
Airport
8.4%
Transportation
8.0%
Water & Sewer
5.8%
Housing
5.4%
School District
3.5%
Development
2.9%
Tobacco Settlement
2.4%
Power
2.1%
Net Other Assets and Liabilities
24.5%

State Allocation (Based on Net Assets)

Texas 12.9%
New York 11.9%
Illinois 9.3%
California 7.3%
Pennsylvania 5.5%
New Jersey 4.0%
Florida 3.3%
Washington 3.1%
District of Columbia 3.0%
Georgia 3.0%
Alabama 2.5%
Arizona 2.4%
Massachusetts 2.3%
Indiana 2.2%
Connecticut 2.1%
Rhode Island 2.0%
Oregon 1.9%
Wisconsin 1.7%
Ohio 1.7%
Maryland 1.7%
Kentucky 1.6%
Nevada 1.6%
Tennessee 1.3%
Colorado 1.2%
Michigan 1.2%
Oklahoma 1.1%
Missouri 1.1%
Louisiana 1.1%
Minnesota 1.0%
Utah 1.0%
Net Other Assets and Liabilities 4.0%

How has the Fund changed?
  On January 9, 2026, BNY Mellon National Intermediate Municipal Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4874SA0226
BNY Mellon Municipal Short Duration ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Ticker – BKMS (The NASDAQ Stock Market LLC)
This semi-annual shareholder report contains important information about BNY Mellon Municipal Short Duration ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Short Duration ETF*	$24	0.48%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$450	242	16.41%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Medical
12.6%
Housing
10.7%
Education
10.5%
School District
8.8%
Water & Sewer
7.5%
General Obligation
5.5%
Power
4.2%
Development
3.0%
Transportation
2.7%
Airport
2.3%
Net Other Assets and Liabilities
32.2%

State Allocation (Based on Net Assets)

Texas 11.1%
Florida 8.0%
New York 7.3%
Illinois 5.0%
Pennsylvania 4.8%
Indiana 3.9%
Kentucky 3.7%
Georgia 3.5%
California 3.3%
Colorado 3.1%
Rhode Island 2.8%
Ohio 2.7%
Massachusetts 2.6%
Alabama 2.5%
Missouri 2.2%
Oklahoma 2.1%
Connecticut 2.1%
Arizona 2.0%
Virginia 1.9%
Nebraska 1.9%
Tennessee 1.7%
Washington 1.7%
New Jersey 1.6%
District of Columbia 1.6%
Oregon 1.6%
Michigan 1.2%
Nevada 1.1%
Minnesota 1.1%
Wisconsin 1.1%
Alaska 1.0%
Mississippi 1.0%
Net Other Assets and Liabilities 8.8%

How has the Fund changed?
  On January 9, 2026, BNY Mellon National Short-Term Municipal Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets. At the time of the Reorganization, the expense limitation agreement with the Predecessor Fund’s investment adviser was discontinued.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4873SA0226

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

BNY Mellon Active Core Bond ETF: BKFI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Active Core Bond ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 7.2%
Asset-Backed Certificates — 4.8%
Affirm Master Trust, Ser. 2026-1A, Cl. B(b)	4.57	2/15/2034	1,080,000	1,085,984
Affirm Master Trust, Ser. 2026-1A, Cl. C(b)	4.72	2/15/2034	1,010,000	1,015,646
Amur Equipment Finance Receivables XV LLC, Ser. 2025-1A, Cl. A2(b)	4.70	9/22/2031	294,675	298,038
Compass Datacenters Issuer III LLC, Ser. 2026-1A, Cl. A21(b)	4.90	2/25/2056	478,885	483,802
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-4A, Cl. A2(b)	5.52	12/20/2055	1,250,000	1,277,135
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	367,000	372,121
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	1,000,000	999,968
DLLMT LLC, Ser. 2026-1A, Cl. A2(b)	4.03	7/20/2028	875,000	876,623
DLLMT LLC, Ser. 2026-1A, Cl. A3(b)	4.20	12/20/2029	314,000	316,484
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2II(b)	3.15	4/25/2051	145,875	136,804
Foundation Finance Trust, Ser. 2021-1A, Cl. C(b)	2.99	5/15/2041	191,321	185,921
GBX Leasing LLC, Ser. 2026-1A, Cl. A(b)	5.13	2/20/2056	197,000	201,175
HPEFS Equipment Trust, Ser. 2024-2A, Cl. D(b)	5.82	4/20/2032	235,000	239,912
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	544,500	560,758
MAPS Trust, Ser. 2026-1A, Cl. A(b)	5.20	1/15/2051	993,939	1,009,430
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	1,099,000	1,119,385
NMEF Funding LLC, Ser. 2026-A, Cl. A3(b)	4.20	2/15/2034	148,000	148,683
Phantom Aviation, Ser. 2026-1A, Cl. A(b)	5.24	1/15/2051	353,000	360,098
PK Alift Loan Funding 8 LP, Ser. 2026-1, Cl. A(b)	4.61	9/15/2043	273,000	275,626
Regional Management Issuance Trust, Ser. 2024-1, Cl. B(b)	6.45	7/15/2036	325,000	333,540
Retained Vantage Data Centers Issuer LLC, Ser. 2023-2A, Cl. A2(b)	5.05	9/15/2048	429,500	432,308
Retained Vantage Data Centers Issuer LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/15/2049	1,213,000	1,216,550
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. B(b)	4.44	12/26/2035	1,000,000	1,008,078
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. C(b)	4.74	12/26/2035	504,000	509,356
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	1,000,000	995,727
VB-S1 Issuer LLC, Ser. 2026-1A, Cl. C2(b)	4.69	3/15/2056	361,000	363,458
Verizon Master Trust, Ser. 2024-6, Cl. C	4.67	8/20/2030	145,000	146,082
Verizon Master Trust, Ser. 2025-8, Cl. B(b)	4.41	8/22/2033	155,000	156,345
Verizon Master Trust, Ser. 2025-9, Cl. C	4.41	10/21/2030	325,000	326,426
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055	1,000,000	1,022,849
				17,474,312
Asset-Backed Certificates/Auto Receivables — 2.4%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-1A, Cl. A(b)	5.25	4/20/2029	1,000,000	1,024,925
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-3A, Cl. B(b)	4.46	2/20/2030	625,000	628,699
Bridgecrest Lending Auto Securitization Trust, Ser. 2026-1, Cl. C	4.44	11/17/2031	504,000	507,617
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. D	2.61	9/11/2028	175,000	170,357
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. B	5.04	10/10/2028	250,000	252,532
Carvana Auto Receivables Trust, Ser. 2023-P2, Cl. C(b)	5.84	7/10/2029	190,000	196,690
Exeter Automobile Receivables Trust, Ser. 2026-1A, Cl. C	4.40	5/17/2032	758,000	763,918
Ford Credit Auto Owner Trust, Ser. 2022-1, Cl. C(b)	4.67	11/15/2034	250,000	251,175
Ford Credit Auto Owner Trust, Ser. 2025-2, Cl. B(b)	4.67	2/15/2038	575,000	589,747
GLS Auto Receivables Issuer Trust, Ser. 2025-1A, Cl. B(b)	4.98	7/16/2029	800,000	808,526
Hertz Vehicle Financing III LLC, Ser. 2025-1A, Cl. A(b)	4.91	9/25/2029	150,000	152,889
LAD Auto Receivables Trust, Ser. 2026-1A, Cl. A3(b)	3.92	4/15/2031	574,000	576,348
Nissan Auto Lease Trust, Ser. 2026-A, Cl. A3	3.87	3/15/2029	747,000	748,672
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	750,000	760,106
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 7.2% (continued)
Asset-Backed Certificates/Auto Receivables — 2.4% (continued)
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	487,000	488,247
Westlake Automobile Receivables Trust, Ser. 2025-3A, Cl. A3(b)	4.22	6/15/2029	975,000	979,311
				8,899,759
Total Asset-Backed Securities (cost $26,161,874)				26,374,071
Collateralized Loan Obligations — 3.6%
Collateralized Loan Obligations Debt — 3.6%
AGL 45 Ltd. CLO, Ser. 2025-45A, Cl. A, (3 Month TSFR +1.20%)(b),(c)	5.08	1/22/2039	1,000,000	1,000,256
Apidos LV CLO, Ser. 2025-55A, Cl. A1, (3 Month TSFR +1.21%)(b),(c)	4.93	1/20/2039	1,500,000	1,504,768
Benefit Street Partners 41 Ltd. CLO, Ser. 2025-41A, Cl. A, (3 Month TSFR +1.30%)(b),(c)	4.97	7/25/2038	250,000	250,698
Benefit Street Partners 47 Ltd. CLO, Ser. 2026-47A, Cl. A, (3 Month TSFR +1.19%)(b),(c),(d)	4.86	4/15/2039	1,125,000	1,125,821
Churchill NCDLC LLC CLO-II, Ser. 2023-2A, Cl. AR, (3 Month TSFR +1.38%)(b),(c)	5.04	1/20/2039	1,500,000	1,501,477
Eldridge MMPC Ltd. CLO, Ser. 2026-1A, Cl. A1R, (3 Month TSFR +1.40%)(b),(c)	5.02	1/15/2037	1,250,000	1,250,895
Fortress Credit Opportunities XXXIII LLC CLO, Ser. 2026-33A, Cl. A1T, (3 Month TSFR +1.43%)(b),(c)	5.15	4/20/2038	1,500,000	1,500,743
HPS Loan Management Ltd., Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.16%)(b),(c)	4.87	4/15/2039	1,300,000	1,300,644
MCF 11 LLC CLO, Ser. 2026-1A, Cl. A1, (3 Month TSFR +1.42%)(b),(c)	5.01	4/20/2038	1,500,000	1,500,817
RIN XIII LLC, Ser. 2026-1A, Cl. D, (3 Month TSFR +2.85%)(b),(c),(d)	6.51	4/15/2039	1,000,000	1,001,847
RR 44 Ltd., Ser. 2026-44A, Cl. A1A, (3 Month TSFR +1.17%)(b),(c),(d)	4.84	4/15/2041	1,500,000	1,500,449
Total Collateralized Loan Obligations (cost $13,434,615)				13,438,415
Commercial Mortgage-Backed — 2.9%
Commercial Mortgage Pass-Through Certificates — 2.9%
Barclays Commercial Mortgage Trust, Ser. 2019-C5, Cl. A4	3.06	11/15/2052	225,000	216,878
BBCMS Mortgage Trust, Ser. 2026-5C40, Cl. A3	5.25	2/15/2059	1,190,000	1,245,311
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,300,166	1,307,447
BX Commercial Mortgage Trust, Ser. 2026-CSMO, Cl. A, (1 Month TSFR +1.40%)(b),(c)	5.07	2/15/2042	450,000	450,694
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	1,165,736	1,179,218
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	271,456	275,011
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	1,500,000	1,508,380
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	1,055,384	1,073,056
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(b)	4.74	12/25/2065	641,241	644,551
Verus Securitization Trust, Ser. 2025-11, Cl. A1(b)	4.91	11/25/2070	1,221,075	1,226,560
Verus Securitization Trust, Ser. 2025-5, Cl. A1(b)	5.43	6/25/2070	884,066	893,494
Verus Securitization Trust, Ser. 2026-2, Cl. A3(b)	5.05	2/25/2071	734,127	733,761
Total Commercial Mortgage-Backed (cost $10,724,666)				10,754,361
Corporate Bonds and Notes — 42.7%
Aerospace & Defense — .7%
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	2,375,000	2,460,316
Agriculture — .3%
BAT Capital Corp., Gtd. Notes	5.63	8/15/2035	1,000,000	1,054,967
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.7% (continued)
Airlines — 1.4%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,605,102	2,577,433
Delta Air Lines Pass-Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	2,684,534	2,575,311
				5,152,744
Automobiles & Components — 2.0%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.75	4/6/2033	800,000	815,490
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	710,000	731,534
General Motors Financial Co., Inc., Gtd. Notes	5.60	6/18/2031	3,200,000	3,363,128
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	2,250,000	2,398,413
				7,308,565
Banks — 12.7%
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	4,500,000	4,717,493
Barclays PLC, Sub. Notes	4.84	5/9/2028	3,800,000	3,829,486
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.50	7/28/2086	600,000	601,935
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	2,125,000	2,136,472
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.25	3/5/2031	2,500,000	2,579,453
Citizens Financial Group, Inc., Sub. Notes	5.30	1/29/2036	60,000	60,842
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	3,685,000	3,680,399
Credit Agricole SA, Sr. Notes(b)	6.32	10/3/2029	2,245,000	2,363,368
HSBC Holdings PLC, Sr. Unscd. Notes	2.87	11/22/2032	3,460,000	3,184,194
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(e)	6.50	4/1/2030	3,935,000	4,124,229
JPMorgan Chase & Co., Sub. Notes	5.19	2/5/2037	1,187,000	1,199,554
Morgan Stanley, Sub. Notes	5.31	1/18/2041	623,000	620,070
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	1,670,000	1,744,839
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	2,375,000	2,435,458
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	1,265,000	1,263,957
Royal Bank of Canada, Sr. Unscd. Notes	4.31	11/3/2031	855,000	860,696
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	1,000,000	1,129,134
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	2,000,000	2,032,898
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.07	1/21/2037	1,954,000	1,968,503
The PNC Financial Services Group, Inc., Sub. Notes	5.42	1/25/2041	669,000	676,589
Truist Financial Corp., Sr. Unscd. Notes	4.60	1/27/2032	209,000	211,257
US Bancorp, Sr. Unscd. Notes	4.48	1/26/2032	1,900,000	1,921,467
Wells Fargo & Co., Sr. Unscd. Notes	4.96	1/23/2037	668,000	670,800
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	1,540,000	1,597,983
Wells Fargo & Co., Sr. Unscd. Notes	5.43	1/23/2047	1,300,000	1,287,807
				46,898,883
Beverage Products — .9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	3,225,000	3,301,880
Chemicals — .1%
FMC Corp., Sr. Unscd. Notes	5.65	5/18/2033	500,000	439,141
Consumer Discretionary — .3%
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	900,000	950,723
Diversified Financials — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	2,590,000	2,626,939
Air Lease Corp., Sr. Unscd. Notes	5.10	3/1/2029	1,750,000	1,790,271
American Express Co., Sr. Unscd. Notes	5.10	2/16/2028	1,345,000	1,359,025
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.70	1/23/2031	223,000	221,312
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2027	1,250,000	1,227,300
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	1,645,908
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	1,000,000	969,325
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.7% (continued)
Diversified Financials — 4.2% (continued)
Blackstone Secured Lending Fund, Sr. Unscd. Notes	5.25	9/4/2029	964,000	957,064
CDP Financial, Inc., Gtd. Notes(b)	4.88	6/5/2029	1,350,000	1,405,553
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	444,000	438,199
Ontario Teachers’ Finance Trust, Gtd. Notes(b)	2.00	4/16/2031	1,670,000	1,537,545
Ontario Teachers’ Finance Trust, Gtd. Notes(b)	4.63	4/10/2029	1,350,000	1,392,917
				15,571,358
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.75	2/1/2033	209,000	208,298
Energy — 1.8%
Coterra Energy Operating Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,934,302
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	750,000	614,217
ONEOK, Inc., Gtd. Notes	4.00	7/13/2027	1,250,000	1,251,569
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	760,000	770,630
Saudi Arabian Oil Co., Sr. Unscd. Notes(b)	4.00	2/2/2029	250,000	250,186
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	500,000	504,533
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034	400,000	421,180
				6,746,617
Environmental Control — .0%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	206,000	206,999
Food Products — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b)	5.75	3/31/2034	1,200,000	1,195,533
Kraft Heinz Foods Co., Gtd. Notes	5.20	3/15/2032	1,750,000	1,814,783
Mars, Inc., Sr. Unscd. Notes(b)	5.70	5/1/2055	900,000	913,294
				3,923,610
Health Care — 5.3%
Abbott Laboratories, Sr. Unscd. Notes	5.50	3/15/2056	907,000	910,782
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	3,925,000	3,834,526
Amgen, Inc., Sr. Unscd. Notes	2.20	2/21/2027	2,900,000	2,854,281
Amgen, Inc., Sr. Unscd. Notes	5.65	2/19/2056	923,000	921,887
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	3,000,000	3,019,044
HCA, Inc., Gtd. Notes	4.90	11/15/2035	1,000,000	996,215
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	1,820,000	1,858,389
Takeda Pharmaceutical Co., Ltd., Sr. Unscd. Notes	5.30	7/5/2034	1,150,000	1,199,527
Takeda US Financing Inc., Gtd. Notes	5.90	7/7/2055	550,000	567,824
UnitedHealth Group Inc., Sr. Unscd. Notes	5.95	6/15/2055	700,000	725,428
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	2,735,000	2,824,629
				19,712,532
Industrial — .2%
DAE Funding LLC, Gtd. Notes(b)	4.95	1/15/2033	750,000	746,104
Information Technology — .6%
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	1,390,000	1,306,996
Oracle Corp., Sr. Unscd. Notes	5.88	9/26/2045	1,000,000	906,603
				2,213,599
Insurance — .3%
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	564,000	564,425
Marsh & McLennan Companies, Inc., Sr. Unscd. Notes	4.95	3/15/2036	454,000	458,212
				1,022,637
Internet Software & Services — .7%
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	509,000	521,214
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.7% (continued)
Internet Software & Services — .7% (continued)
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	800,000	783,979
Meta Platforms, Inc., Sr. Unscd. Notes	5.50	11/15/2045	700,000	691,984
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	800,000	783,678
				2,780,855
Media — .4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	6.48	10/23/2045	1,200,000	1,140,238
Paramount Global, Gtd. Debs.	5.85	9/1/2043	700,000	518,905
				1,659,143
Metals & Mining — .5%
Commercial Metals Co., Sr. Unscd. Notes(b)	5.75	11/15/2033	755,000	770,772
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	5.53	1/30/2037	920,000	943,230
				1,714,002
Real Estate — 1.7%
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	2/1/2034	1,000,000	1,033,235
Cousins Properties LP, Gtd. Notes	4.88	3/1/2033	726,000	719,298
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	1,000,000	1,019,118
Equinix Asia Financing Corp. Pte Ltd., Gtd. Notes	4.40	3/15/2031	372,000	371,808
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	1,000,000	986,216
Regency Centers LP, Gtd. Notes	4.50	3/15/2033	250,000	250,162
Ventas Realty LP, Gtd. Notes	5.63	7/1/2034	1,200,000	1,265,524
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	500,000	507,499
				6,152,860
Retailing — .5%
The Home Depot, Inc., Sr. Unscd. Notes	4.85	6/25/2031	1,855,000	1,933,703
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom, Inc., Sr. Unscd. Notes(b)	4.00	4/15/2029	3,325,000	3,335,766
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	5.88	1/25/2034	2,000,000	2,090,129
				5,425,895
Telecommunication Services — 2.0%
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030	4,250,000	4,291,192
AT&T, Inc., Sr. Unscd. Notes	4.75	5/15/2046	1,000,000	880,607
Verizon Communications, Inc., Sr. Unscd. Notes	4.50	8/10/2033	1,165,000	1,162,415
Verizon Communications, Inc., Sr. Unscd. Notes	5.75	11/30/2045	1,000,000	1,011,460
				7,345,674
Transportation — .1%
FedEx Freight Holding Co., Inc., Gtd. Notes(b)	5.25	3/15/2036	254,000	253,312
Utilities — 3.3%
Ameren Corp., Sr. Unscd. Notes	5.00	5/15/2036	852,000	853,257
American Electric Power Co., Inc., Jr. Sub. Notes, Ser. D	6.05	3/15/2056	1,000,000	1,003,915
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	2,750,000	2,655,047
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AR	4.85	4/1/2036	331,000	332,152
CMS Energy Corp., Jr. Sub. Notes	6.50	6/1/2055	750,000	784,169
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.88	1/15/2066	400,000	399,577
DTE Electric Co., First Mortgage Bonds, Ser. B	5.55	3/1/2056	379,000	378,605
Duke Energy Corp., Sr. Unscd. Notes	5.70	9/15/2055	700,000	686,835
Entergy Louisiana LLC, First Mortgage Bonds	4.90	4/15/2036	530,000	530,871
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	700,000	732,908
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(b)	6.00	10/1/2033	500,000	509,869
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.7% (continued)
Utilities — 3.3% (continued)
Louisville Gas & Electric Co., First Mortgage Bonds	5.85	8/15/2055		350,000	359,291
NiSource, Inc., Jr. Sub. Notes	5.75	7/15/2056		900,000	905,759
Pacific Gas and Electric Co., First Mortgage Bonds	5.05	10/15/2032		750,000	764,796
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036		140,000	140,518
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056		683,000	675,077
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes(b)	5.45	2/3/2036		200,000	200,352
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	5.35	1/31/2036		345,000	347,559
					12,260,557
Total Corporate Bonds and Notes (cost $155,320,156)					157,444,974
Foreign Governmental — 3.4%
Brazil, Sr. Unscd. Notes	6.25	5/22/2036		698,000	704,073
Brazil, Sr. Unscd. Notes	7.25	1/12/2056		1,100,000	1,120,625
Colombia, Sr. Unscd. Notes	6.50	1/21/2033		1,000,000	994,310
Dominican Republic, Sr. Unscd. Notes(b)	5.75	3/17/2034		1,200,000	1,200,900
Eagle Funding Luxco Sarl, Sr. Unscd. Notes(b)	5.50	8/17/2030		500,000	509,320
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054		450,000	441,196
Israel, Sr. Unscd. Notes, Ser. 30Y	5.88	1/13/2056		500,000	498,332
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(b)	1.38	2/10/2031		1,670,000	1,488,638
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		1,000,000	1,008,077
Mexico, Sr. Unscd. Notes	5.38	3/22/2033		400,000	401,020
Mexico, Sr. Unscd. Notes	6.13	2/9/2038		1,400,000	1,419,040
Panama, Sr. Unscd. Notes	5.66	2/23/2038		200,000	201,250
Republic of South Africa, Sr. Unscd. Notes(b)	7.25	12/11/2055		600,000	600,895
Romanian, Sr. Unscd. Notes(b)	4.63	3/4/2033	EUR	639,000	753,685
Romanian, Sr. Unscd. Notes(b)	6.00	9/24/2044	EUR	658,000	778,634
Saudi, Sr. Unscd. Notes(b)	5.88	1/12/2056		500,000	503,208
Total Foreign Governmental (cost $12,411,594)					12,623,203
Municipal Securities — 2.5%
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028		4,155,000	4,005,540
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027		5,315,000	5,184,474
Total Municipal Securities (cost $9,470,000)					9,190,014
U.S. Government Agencies Collateralized Mortgage Obligations — .5%
Federal National Mortgage Association, REMICS, Ser. 2013-39, Cl. UP(f) (cost $1,817,560)	2.50	5/25/2028		1,862,547	1,840,202
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $2,200,908)	1.83	12/16/2052		2,326,627	1,999,529

U.S. Government Agencies Mortgage-Backed — 20.1%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051(f)	15,804,737	13,286,668
2.50%, 4/1/2052-8/1/2052(f)	10,247,319	8,983,825
3.50%, 6/1/2035-12/1/2048(f)	5,272,191	5,155,284
4.00%, 5/1/2053(f)	2,985,482	2,917,495
4.50%, 2/1/2034(f)	87,403	89,103
5.00%, 6/1/2053(f)	5,938,380	6,056,289
8

Description	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Mortgage-Backed — 20.1% (continued)
5.50%, 7/1/2040-10/1/2054(f)	6,626,166	6,836,487
6.00%, 9/1/2055(f)	1,670,880	1,732,195
Federal National Mortgage Association:
2.00%, 4/1/2051(f)	5,305,564	4,432,997
2.50%, 3/1/2052(f)	5,513,163	4,863,579
2.91%, 4/1/2026(f)	2,000,000	1,992,620
3.00%, 1/1/2050-12/1/2051(f)	9,182,165	8,434,468
4.50%, 8/1/2053(f)	2,130,138	2,122,729
5.50%, 8/1/2053(f)	3,647,781	3,715,798
6.00%, 6/1/2054(f)	1,564,161	1,627,452
Government National Mortgage Association II:
3.50%, 8/20/2055	2,222,177	2,087,183
Total U.S. Government Agencies Mortgage-Backed (cost $73,408,503)		74,334,172

	Coupon Rate (%)	Maturity Date
U.S. Government Agencies Obligations — 4.6%
Federal Farm Credit Banks Funding Corp., Bonds	4.70	3/5/2029	4,035,000	4,035,317
Federal Farm Credit Banks Funding Corp., Bonds	5.00	7/7/2032	4,320,000	4,331,320
Federal Home Loan Banks, Bonds	5.00	6/18/2029	1,650,000	1,656,198
Federal Home Loan Banks, Bonds, Ser. 1	3.00	3/25/2027	6,800,000	6,759,794
Total U.S. Government Agencies Obligations (cost $16,806,432)				16,782,629
U.S. Treasury Securities — 13.0%
U.S. Treasury Bonds	4.63	11/15/2055	913,000	911,645
U.S. Treasury Bonds(g)	4.88	8/15/2045	22,567,000	23,480,258
U.S. Treasury Inflation Indexed Bonds	2.38	2/15/2055	1,634,000	1,654,561
U.S. Treasury Notes	2.75	8/15/2032	241,000	228,183
U.S. Treasury Notes	3.63	8/31/2029	2,214,000	2,228,227
U.S. Treasury Notes	4.00	11/15/2035	855,000	858,206
U.S. Treasury Notes	4.25	8/15/2035	1,603,000	1,643,075
U.S. Treasury Notes	4.38	8/31/2028	10,300,000	10,542,613
U.S. Treasury Notes	4.38	11/30/2030	1,000,000	1,037,324
U.S. Treasury Notes	4.38	5/15/2034	5,168,000	5,366,443
Total U.S. Treasury Securities (cost $46,694,808)				47,950,535

	1-Day Yield (%)	Shares
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(h) (cost $2,767,652)	3.63	2,767,652	2,767,652
Total Investments (cost $371,218,768)		101.8%	375,499,757
Liabilities, Less Cash and Receivables		(1.8%)	(6,513,756)
Net Assets		100.0%	368,986,001

EUR—Euro
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $71,393,571 or 19.4% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2026.
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Held by a broker in a segregated account as collateral for open futures positions.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - .8%††
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .8%	-	36,879,774	(34,112,122)	2,767,652	19,503
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	5,808,795	16,517,421	(22,326,216)	-	25,018
Investment of Cash Collateral for Securities Loaned - .0%††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	888,983	45,416,004	(46,304,987)	-	9,428†††
Total - .8%	6,697,778	98,813,199	(102,743,325)	2,767,652	53,949

†	Includes reinvested dividends/distributions.
††
Effective January 9, 2026, due to the fund converting to an ETF, the cash vehicle and the cash collateral for securities lending was transferred from Dreyfus
Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares.

†††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	41	6/30/2026	8,570,965	8,580,211	9,246
5 Year U.S. Treasury Note	196	6/30/2026	21,487,244	21,587,563	100,319
Ultra 10 Year U.S. Treasury Note	6	6/18/2026	701,075	700,406	(669)
Ultra U.S. Treasury Bond	128	6/18/2026	15,329,251	15,564,000	234,749
10 Year U.S. Treasury Note	18	6/18/2026	2,037,775	2,048,625	10,850
Gross Unrealized Appreciation					355,164
Gross Unrealized Depreciation					(669)
See notes to financial statements.
10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	368,451,116	372,732,105
Affiliated issuers	2,767,652	2,767,652
Cash		432,367
Dividends and interest receivable		2,945,652
Receivable for investment securities sold		1,315,413
Receivable for futures variation margin—Note 5		393,504
		380,586,693
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC, BNY Mellon Investment Adviser, Inc. and affiliates—Note 4(b)		136,894
Payable for investment securities purchased		11,344,217
Reorganization expense payable—Note 1		67,016
Trustees’ fees and expenses payable		8,190
Other accrued expenses		44,375
		11,600,692
Net Assets ($)		368,986,001
Composition of Net Assets ($):
Paid-in capital		389,112,340
Total distributable earnings (loss)		(20,126,339)
Net Assets ($)		368,986,001
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		15,021,435
Net Asset Value Per Share ($)		24.56
Market Price Per Share ($)		24.57
See notes to financial statements.
11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026(a) (Unaudited)

Investment Income ($):
Income:
Interest	8,580,665
Dividends:
Affiliated issuers	44,521
Affiliated income net of rebates from securities lending—Note 2(c)	9,428
Total Income	8,634,614
Expenses:
Management fee—Note 4(a)	801,875
Administration fee—Note 4(a)	215,193
Reorganization expense—Note 1	130,700
Registration fees	30,086
Trustees’ fees and expenses—Note 4(c)	28,045
Professional fees	23,922
Prospectus and shareholders’ reports	10,831
Chief Compliance Officer fees—Note 4(b)	7,623
Shareholder and regulatory reports service fees—Note 4(b)	7,500
Shareholder servicing costs—Note 4(b)	4,497
Loan commitment fees—Note 3	3,396
Custodian fees—Note 4(b)	2,124
Miscellaneous	4,685
Total Expenses	1,270,477
Net Investment Income	7,364,137
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	405,210
Net realized gain (loss) on futures	333,647
Net Realized Gain (Loss)	738,857
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,343,065
Net change in unrealized appreciation (depreciation) on futures	354,495
Net Change in Unrealized Appreciation (Depreciation)	3,697,560
Net Realized and Unrealized Gain (Loss) on Investments	4,436,417
Net Increase in Net Assets Resulting from Operations	11,800,554

(a)
After the close of business on January 9, 2026, BNY Mellon Intermediate Bond Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Active Core Bond
ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Operations ($):
Net investment income	7,364,137	15,007,306
Net realized gain (loss) on investments	738,857	(4,562,720)
Net change in unrealized appreciation (depreciation) on investments	3,697,560	7,238,880
Net Increase (Decrease) in Net Assets Resulting from Operations	11,800,554	17,683,466
Distributions ($):
Distributions to shareholders:
ETF shares	(1,166,920)	-
Class M	(4,944,613)	(15,113,016)
Investor Shares	(83,307)	(216,542)
Total Distributions	(6,194,840)	(15,329,558)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	18,430,372	61,708,466
Investor Shares	2,656,249	5,935,438
Net assets received in connection with reorganization—Note 1	388,466,587	-
Distributions reinvested:
Class M	894,583	2,662,156
Investor Shares	72,440	184,461
Cost of shares redeemed:
ETF shares	(24,277,344)	-
Class M	(437,177,416)	(122,074,488)
Investor Shares	(8,736,302)	(7,451,718)
Transaction fees—Note 6	36,416	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(59,634,415)	(59,035,685)
Total Increase (Decrease) in Net Assets	(54,028,701)	(56,681,777)
Net Assets ($):
Beginning of Period	423,014,702	479,696,479
End of Period	368,986,001	423,014,702
13

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Capital Share Transactions (Shares):
ETF shares
Shares issued in connection with reorganization—Note 1	16,021,435	-
Shares redeemed	(1,000,000)	-
Net Increase (Decrease) in Shares Outstanding	15,021,435	-
Class M(d),(e)
Shares sold	759,666	2,582,714
Shares issued for distributions reinvested	36,892	111,218
Shares redeemed	(18,029,690)	(5,112,963)
Net Increase (Decrease) in Shares Outstanding	(17,233,132)	(2,419,031)
Investor Shares(d)
Shares sold	217,665	496,460
Shares issued for distributions reinvested	5,945	15,351
Shares redeemed	(717,527)	(622,613)
Net Increase (Decrease) in Shares Outstanding	(493,917)	(110,802)

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended February 28, 2026, 329,863 Investor Shares representing $4,007,348 were exchanged for 165,766 Class M shares and during the period ended August 31, 2025, 247,653 Class M shares representing $5,896,979 were exchanged for 493,261 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended February 28, 2026 (Unaudited) (a)	Year Ended August 31,
		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Data ($):(b)
Net asset value, beginning of period	24.20	24.04	23.22	23.54	25.86	26.22
Investment Operations:
Net investment income(c)	.45	.80	.70	.56	.48	.48
Net realized and unrealized gain (loss) on investments	.57	.20	.82	(.26 )	(2.26)	(.32 )
Total from Investment Operations	1.02	1.00	1.52	.30	(1.78)	.16
Distributions:
Dividends from net investment income	(.66 )	(.84 )	(.70 )	(.62 )	(.54 )	(.52 )
Transaction fees(c)	.00 (d)	-	-	-	-	-
Net asset value, end of period	24.56	24.20	24.04	23.22	23.54	25.86
Market value, end of period	24.57	N/A	N/A	N/A	N/A	N/A
Total Return (%)	3.04 (e)	4.22	6.66	1.26	(6.93)	.62
Market Price Total Return (%)	3.08 (e)	N/A	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63 (f),(g)	.60	.59	.58	.56	.56
Ratio of net expenses to average net assets	.63 (f),(g)	.60 (h)	.59 (h)	.58 (h)	.56	.56
Ratio of net investment income to average net assets	3.67 (f),(g)	3.38 (h)	2.96 (h)	2.44 (h)	1.98	1.85
Portfolio Turnover Rate(i)	64.97 (e)	64.17	39.92	26.10	31.46	19.07
Net Assets, end of period ($ x 1,000)	368,986	417,011	472,402	506,245	619,470	779,123

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount represents less than $.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount does not include the expenses of the underlying funds.
(h)	Amount inclusive of reduction in fees due to earnings credits.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Active Core Bond ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eight series, including the fund. The investment objective of the fund is to seek total return (consisting of capital appreciation and current income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $24.25 for Class M shares, and a total of 16,021,435 Class M shares, representing net assets of $388,466,587 (including $553,483 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $130,700, of which $67,016 is open liability as of February 28, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported NAVs each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	26,374,071	—	26,374,071
Collateralized Loan Obligations	—	13,438,415	—	13,438,415
Commercial Mortgage-Backed	—	10,754,361	—	10,754,361
Corporate Bonds and Notes	—	157,444,974	—	157,444,974
Foreign Governmental	—	12,623,203	—	12,623,203
Municipal Securities	—	9,190,014	—	9,190,014
U.S. Government Agencies Collateralized Mortgage Obligations	—	1,840,202	—	1,840,202
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,999,529	—	1,999,529
U.S. Government Agencies Mortgage-Backed	—	74,334,172	—	74,334,172
U.S. Government Agencies Obligations	—	16,782,629	—	16,782,629
U.S. Treasury Securities	—	47,950,535	—	47,950,535
Investment Companies	2,767,652	—	—	2,767,652
	2,767,652	372,732,105	—	375,499,757
Other Financial Instruments:
Futures††	355,164	—	—	355,164
	355,164	—	—	355,164
Liabilities ($)
Other Financial Instruments:
Futures††	(669)	—	—	(669)
	(669)	—	—	(669)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $1,285 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). During periods of reduced market liquidity, the fund may not be able to readily sell fixed-income securities at
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
prices at or near their perceived value. If the fund needed to sell large blocks of fixed-income securities to raise cash, those sales could further reduce the prices of such securities. Although the fund is expected to normally engage in in-kind redemptions, for any portion of the transaction not redeemed in-kind, an unexpected increase in fund redemption requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell certain of its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Economic and other market developments can adversely affect fixed-income securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Further, some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity.
Mortgage-Backed Securities Risk: Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. The fund may also invest in non-agency mortgage-backed securities, including privately-issued mortgage pass-through securities, which generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. These mortgage-related securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities. In addition, some mortgage-related securities issued by private organizations may not be readily marketable, may be more difficult to value accurately and may be more volatile than similar securities issued by a government entity. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline. When interest rates rise, the effective duration of the fund’s mortgage-backed and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage-backed pass-through securities often occur through “to-be-announced transactions” or “TBA” transactions. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage-backed pass-through securities specified in the TBA transaction.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $27,139,818 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $2,744,953 of short-term capital losses and $24,394,865 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 was as follows: ordinary income $15,329,558. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (“Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .40% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .20% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended February 28, 2026, Investor Shares were charged $4,440 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund had an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund received interest income or was charged overdraft fees when cash balances were maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended February 28, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the Predecessor Fund was charged $2,124 pursuant to the custody agreement.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended February 28, 2026, the Predecessor Fund was charged $57 pursuant to the agreement.
During the period ended February 28, 2026, the Predecessor Fund was charged $7,623 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $7,500 for financial reporting and regulatory services.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon ETF Investment Adviser, LLC, BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $122,601, Custodian fees of $2,000, Chief Compliance Officer fees of $2,598, Checkwriting fees of $45 and shareholder and regulatory reports service fees of $9,650.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended February 28, 2026, amounted to $258,885,183 and $304,473,093, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended February 28, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of February 28, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	355,164 (1)	Interest Rate Risk	(669)(1)
Gross fair value of derivative contracts	355,164		(669)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	333,647	333,647
Total	333,647	333,647
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	354,495	354,495
Total	354,495	354,495

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	11,793,881
Interest Rate Futures Short	1,459,445
At February 28, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $4,635,484, consisting of $5,975,424 gross unrealized appreciation and $1,339,940 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended February 28, 2026, the fund had no in-kind transactions.
24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Intermediate Bond Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.
25

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Intermediate Bond Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 33,587,178 shares of stock of the Predecessor Fund, which constituted 97.18% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	33,577,582	9,596	0
26

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $35,668.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on August 12, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve: (i) the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), pursuant to which the Adviser will provide the BNY Mellon Active Core Bond ETF (the “fund”), which commenced operations during the semi-annual period ended February 28, 2026, with investment advisory and administrative services; and (ii) the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Insight North America LLC (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Management Agreement and the Sub-Advisory Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the Predecessor Fund (as defined below), (iii) fees charged to comparable funds, (iv) other benefits to the Adviser, the Sub-Adviser, and/or their affiliates, and (v) the extent to which economies of scale would be shared as the fund grows. The Board considered each of the Agreements and the engagement of the Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements, as well as the Adviser’s and the Sub-Adviser’s anticipated responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals expected to be responsible for portfolio management and regulatory compliance of the fund, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services expected to be provided by the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund (“ETF”) and considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
Investment Performance
As the fund had not yet commenced operations, it did not have its own performance record for the Board to review. However, it was proposed at the Meeting that the BNY Mellon Intermediate Bond Fund (the “Predecessor Fund”), a separate series of BNY Mellon Funds Trust, be reorganized with and into the fund pursuant to an agreement and plan of reorganization and subject to approval by the Predecessor Fund’s shareholders (the “Reorganization”). Upon completion of the Reorganization, which subsequently occurred on January 9, 2026, the fund commenced investment operations and assumed the historical performance record of the Predecessor Fund. In light of the proposed Reorganization, the Board reviewed the Predecessor Fund’s performance as compared to a broad-based index and a peer group of short-intermediate investment grade debt funds (“Peer Group”). In considering the Predecessor Fund’s performance, the Board noted that the fund would have the same investment objective, similar investment strategies, and the same Sub-Adviser as the Predecessor Fund.
The Board reviewed the results of the Predecessor Fund’s performance comparisons and considered that its total return performance was above the performance of the broad-based index for the one-, five- and ten-year periods ended December 31, 2024. The Board also considered that the Predecessor Fund’s total return performance was ranked in the fourth quartile of the Peer Group for the one- and
28

five-year periods, and the third quartile of the Peer Group for the ten-year period, ended December 31, 2024. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the Predecessor Fund and comparison funds and the end date selected.
The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board also considered the reputation and experience of the Adviser and the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through a review of a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s proposed contractual management fee and anticipated total expenses with a group of actively-managed intermediate core bond ETFs and, with respect to anticipated total expenses, with a broader group of actively-managed intermediate core bond ETFs, the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Representatives of the Adviser also discussed the Adviser’s pricing strategy for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates were expected to benefit in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Management Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted. As the fund had not yet commenced operations, the Board was not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.
29

© 2026 BNY Mellon Securities Corporation
Code-4872NCSRSA0226

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

BNY Mellon Core Plus ETF: BCPL
Principal U.S. Listing Exchange: NYSE Arca, Inc.

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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Core Plus ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 7.3%
Asset-Backed Certificates — 4.9%
AASET MT-1 Ltd., Ser. 2025-3A, Cl. A(b)	5.24	2/16/2050	344,952	350,770
Affirm Master Trust, Ser. 2026-1A, Cl. B(b)	4.57	2/15/2034	1,080,000	1,085,984
Affirm Master Trust, Ser. 2026-1A, Cl. C(b)	4.72	2/15/2034	990,000	995,534
Aligned Data Centers Issuer LLC, Ser. 2023-2A, Cl. A2(b)	6.50	11/16/2048	120,000	121,568
Amur Equipment Finance Receivables XV LLC, Ser. 2025-1A, Cl. A2(b)	4.70	9/22/2031	295,591	298,964
Compass Datacenters Issuer III LLC, Ser. 2026-1A, Cl. A21(b)	4.90	2/25/2056	473,054	477,911
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-4A, Cl. A2(b)	5.52	12/20/2055	1,250,000	1,277,135
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	352,000	356,912
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	1,000,000	999,968
DLLMT LLC, Ser. 2026-1A, Cl. A2(b)	4.03	7/20/2028	875,000	876,623
DLLMT LLC, Ser. 2026-1A, Cl. A3(b)	4.20	12/20/2029	310,000	312,452
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2II(b)	3.15	4/25/2051	301,475	282,728
Foundation Finance Trust, Ser. 2021-1A, Cl. C(b)	2.99	5/15/2041	191,321	185,921
GBX Leasing LLC, Ser. 2026-1A, Cl. A(b)	5.13	2/20/2056	193,000	197,090
HPEFS Equipment Trust, Ser. 2024-2A, Cl. D(b)	5.82	4/20/2032	240,000	245,016
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	544,500	560,758
MAPS Trust, Ser. 2026-1A, Cl. A(b)	5.20	1/15/2051	993,939	1,009,430
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	1,099,000	1,119,385
NMEF Funding LLC, Ser. 2026-A, Cl. A3(b)	4.20	2/15/2034	146,000	146,673
Phantom Aviation, Ser. 2026-1A, Cl. A(b)	5.24	1/15/2051	353,000	360,098
PK Alift Loan Funding 8 LP, Ser. 2026-1, Cl. A(b)	4.61	9/15/2043	269,000	271,588
Regional Management Issuance Trust, Ser. 2024-1, Cl. B(b)	6.45	7/15/2036	325,000	333,540
Retained Vantage Data Centers Issuer LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/15/2049	1,200,000	1,203,512
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. B(b)	4.44	12/26/2035	1,000,000	1,008,078
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. C(b)	4.74	12/26/2035	496,000	501,271
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	1,000,000	995,727
Taco Bell Funding LLC, Ser. 2021-1A, Cl. A23(b)	2.54	8/25/2051	245,625	220,284
VB-S1 Issuer LLC, Ser. 2026-1A, Cl. C2(b)	4.69	3/15/2056	355,000	357,417
Verizon Master Trust, Ser. 2024-6, Cl. C	4.67	8/20/2030	145,000	146,082
Verizon Master Trust, Ser. 2025-10, Cl. C(b)	4.67	10/20/2033	180,000	183,606
Verizon Master Trust, Ser. 2025-7, Cl. C	4.40	8/20/2031	105,000	105,622
Verizon Master Trust, Ser. 2025-9, Cl. C	4.41	10/21/2030	325,000	326,426
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A4(b)	4.29	7/15/2031	45,000	45,454
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055	1,000,000	1,022,849
				17,982,376
Asset-Backed Certificates/Auto Receivables — 2.4%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-1A, Cl. A(b)	5.25	4/20/2029	1,000,000	1,024,925
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-3A, Cl. B(b)	4.46	2/20/2030	625,000	628,699
Bridgecrest Lending Auto Securitization Trust, Ser. 2026-1, Cl. C	4.44	11/17/2031	496,000	499,560
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. D	2.61	9/11/2028	175,000	170,357
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. B	5.04	10/10/2028	250,000	252,532
Carvana Auto Receivables Trust, Ser. 2023-P2, Cl. C(b)	5.84	7/10/2029	188,000	194,620
Exeter Automobile Receivables Trust, Ser. 2026-1A, Cl. C	4.40	5/17/2032	742,000	747,793
Ford Credit Auto Owner Trust, Ser. 2022-1, Cl. C(b)	4.67	11/15/2034	250,000	251,175
Ford Credit Auto Owner Trust, Ser. 2025-2, Cl. B(b)	4.67	2/15/2038	575,000	589,747
GLS Auto Receivables Issuer Trust, Ser. 2025-1A, Cl. B(b)	4.98	7/16/2029	795,000	803,473
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 7.3% (continued)
Asset-Backed Certificates/Auto Receivables — 2.4% (continued)
LAD Auto Receivables Trust, Ser. 2026-1A, Cl. A3(b)	3.92	4/15/2031	565,000	567,311
Nissan Auto Lease Trust, Ser. 2026-A, Cl. A3	3.87	3/15/2029	738,000	739,651
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	750,000	760,106
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	480,000	481,229
Westlake Automobile Receivables Trust, Ser. 2025-3A, Cl. A3(b)	4.22	6/15/2029	975,000	979,311
				8,690,489
Total Asset-Backed Securities (cost $26,457,677)				26,672,865
Collateralized Loan Obligations — 3.7%
Collateralized Loan Obligations Debt — 3.7%
AGL 45 Ltd. CLO, Ser. 2025-45A, Cl. A, (3 Month TSFR +1.20%)(b),(c)	5.08	1/22/2039	1,000,000	1,000,256
Apidos LV CLO, Ser. 2025-55A, Cl. A1, (3 Month TSFR +1.21%)(b),(c)	4.93	1/20/2039	1,500,000	1,504,768
Benefit Street Partners 41 Ltd. CLO, Ser. 2025-41A, Cl. A, (3 Month TSFR +1.30%)(b),(c)	4.97	7/25/2038	250,000	250,698
Benefit Street Partners 47 Ltd. CLO, Ser. 2026-47A, Cl. A, (3 Month TSFR +1.19%)(b),(c),(d)	4.86	4/15/2039	1,125,000	1,125,821
Churchill NCDLC LLC CLO-II, Ser. 2023-2A, Cl. AR, (3 Month TSFR +1.38%)(b),(c)	5.04	1/20/2039	1,500,000	1,501,477
Eldridge MMPC Ltd. CLO, Ser. 2026-1A, Cl. A1R, (3 Month TSFR +1.40%)(b),(c)	5.02	1/15/2037	1,250,000	1,250,895
Fortress Credit Opportunities XXXIII LLC CLO, Ser. 2026-33A, Cl. A1T, (3 Month TSFR +1.43%)(b),(c)	5.15	4/20/2038	1,500,000	1,500,743
HPS Loan Management Ltd., Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.16%)(b),(c)	4.87	4/15/2039	1,300,000	1,300,644
MCF 11 LLC CLO, Ser. 2026-1A, Cl. A1, (3 Month TSFR +1.42%)(b),(c)	5.01	4/20/2038	1,500,000	1,500,817
RIN XIII LLC, Ser. 2026-1A, Cl. D, (3 Month TSFR +2.85%)(b),(c),(d)	6.51	4/15/2039	1,000,000	1,001,847
RR 44 Ltd., Ser. 2026-44A, Cl. A1A, (3 Month TSFR +1.17%)(b),(c),(d)	4.84	4/15/2041	1,500,000	1,500,449
Total Collateralized Loan Obligations (cost $13,434,615)				13,438,415
Commercial Mortgage-Backed — 3.2%
Commercial Mortgage Pass-Through Certificates — 3.2%
Barclays Commercial Mortgage Trust, Ser. 2019-C5, Cl. A4	3.06	11/15/2052	225,000	216,878
BBCMS Mortgage Trust, Ser. 2026-5C40, Cl. A3	5.25	2/15/2059	1,160,000	1,213,917
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,300,166	1,307,447
BX Commercial Mortgage Trust, Ser. 2026-CSMO, Cl. A, (1 Month TSFR +1.40%)(b),(c)	5.07	2/15/2042	450,000	450,694
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	1,165,736	1,179,218
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	271,464	275,018
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	1,500,000	1,508,380
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	2,051,163	2,085,509
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(b)	4.74	12/25/2065	580,746	583,744
Verus Securitization Trust, Ser. 2025-11, Cl. A1(b)	4.91	11/25/2070	1,221,075	1,226,560
Verus Securitization Trust, Ser. 2025-5, Cl. A1(b)	5.43	6/25/2070	884,066	893,494
Verus Securitization Trust, Ser. 2026-2, Cl. A3(b)	5.05	2/25/2071	734,127	733,761
Total Commercial Mortgage-Backed (cost $11,644,891)				11,674,620
Corporate Bonds and Notes — 40.5%
Advertising — .3%
Omnicom Group, Inc., Sr. Unscd. Notes	5.30	6/2/2036	1,093,000	1,085,373
Aerospace & Defense — .2%
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	759,000	762,555
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 40.5% (continued)
Agriculture — .2%
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	490,000	562,117
Airlines — 2.7%
Air Canada Pass-Through Trust, Ser. 2015-1, Cl. A(b)	3.60	3/15/2027	1,578,006	1,563,511
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,560,064	2,532,873
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.50	1/28/2031	679,000	687,488
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. A	2.95	5/15/2028	3,597,822	3,408,225
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	1,722,331	1,663,870
				9,855,967
Automobiles & Components — 1.4%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	675,000	695,472
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	1,160,000	1,268,089
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	2,501,000	2,313,569
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	757,000	742,587
				5,019,717
Banks — 6.2%
Bank of America Corp., Jr. Sub. Notes, Ser. FF(e)	5.88	3/15/2028	1,844,000	1,883,421
Bank of America Corp., Sub. Notes	5.52	10/25/2035	918,000	942,391
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.50	7/28/2086	568,000	569,832
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	1,778,000	1,898,629
Citizens Financial Group, Inc., Sub. Notes	5.30	1/29/2036	59,000	59,828
Danske Bank A/S, Sr. Notes(b)	5.71	3/1/2030	898,000	937,377
ING Groep NV, Jr. Sub. Bonds(e)	7.00	11/16/2032	520,000	540,661
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	3,500,000	3,649,057
Morgan Stanley, Sub. Notes	5.95	1/19/2038	2,639,000	2,782,918
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	520,000	519,572
Royal Bank of Canada, Jr. Sub. Notes	6.75	8/24/2085	349,000	362,340
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)(c),(e)	6.56	4/12/2026	1,904,000	1,903,310
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	2,007,000	2,255,366
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	2,000,000	2,122,762
Wells Fargo & Co., Sr. Unscd. Notes	5.21	12/3/2035	2,225,000	2,285,440
				22,712,904
Chemicals — .3%
Olin Corp., Sr. Unscd. Notes(b)	6.63	4/1/2033	376,000	367,623
Sasol Financing USA LLC, Gtd. Notes	5.50	3/18/2031	625,000	549,098
				916,721
Commercial & Professional Services — .8%
Ashtead Capital, Inc., Gtd. Notes(b)	5.95	10/15/2033	532,000	567,913
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	1,181,000	1,133,542
Herc Holdings, Inc., Gtd. Notes(b)	5.75	3/15/2031	747,000	757,653
United Rentals North America, Inc., Gtd. Notes(b)	5.38	11/15/2033	615,000	620,448
				3,079,556
Consumer Discretionary — 1.1%
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	721,000	759,188
Flutter Treasury DAC, Sr. Scd. Bonds(b)	5.88	6/4/2031	371,000	370,176
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	1,480,000	1,516,531
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)	6.25	3/15/2032	1,442,000	1,504,147
				4,150,042
Diversified Financials — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.50	1/31/2056	359,000	372,416
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	1,000,000	1,022,788
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 40.5% (continued)
Diversified Financials — 2.6% (continued)
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.70	1/23/2031	218,000	216,350
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,275,000	1,216,541
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	1,536,000	1,497,754
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.60	9/15/2029	2,000,000	2,019,646
Blue Owl Technology Finance Corp., Sr. Unscd. Notes	6.13	1/23/2031	395,000	377,496
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	535,000	556,552
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	435,000	429,317
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	739,000	751,586
Voya Financial, Inc., Gtd. Notes	5.05	3/2/2036	1,097,000	1,085,165
				9,545,611
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.75	2/1/2033	205,000	204,311
Energy — 5.8%
Azule Energy Finance PLC, Gtd. Bonds(b)	8.63	1/22/2033	250,000	251,701
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(b)	2.74	12/31/2039	2,000,000	1,740,080
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	749,000	753,626
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	5.00	11/17/2032	1,130,000	1,153,099
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	970,000	965,675
CVR Energy, Inc., Gtd. Notes(b)	7.88	2/15/2034	934,000	915,847
Ecopetrol SA, Sr. Unscd. Notes	7.75	2/1/2032	720,000	735,283
Enbridge, Inc., Sub. Notes	7.38	3/15/2055	880,000	941,844
Energean Israel Finance Ltd., Sr. Scd. Notes(b)	5.88	3/30/2031	350,000	337,144
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	718,000	734,235
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	713,000	753,968
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	2,000,000	2,117,630
Harbour Energy PLC, Sr. Unscd. Notes(b)	6.33	4/1/2035	927,000	966,001
HF Sinclair Corp., Sr. Unscd. Notes	5.50	9/1/2032	366,000	374,387
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	697,000	736,032
Marathon Petroleum Corp., Sr. Unscd. Notes	5.70	3/1/2035	1,266,000	1,333,968
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	7.77	12/15/2037	977,000	1,170,222
Pertamina Hulu Energi PT, Sr. Unscd. Notes(b)	5.25	5/21/2030	800,000	816,475
Petroleos del Peru SA, Sr. Unscd. Notes(b)	4.75	6/19/2032	900,000	659,052
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	744,000	754,406
SM Energy Co., Gtd. Notes(b)	8.75	7/1/2031	725,000	761,612
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	350,000	378,821
Tecpetrol SA, Sr. Unscd. Notes(b)	7.63	1/22/2033	350,000	362,180
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	1,110,000	1,153,615
YPF SA, Sr. Unscd. Notes(b)	8.75	9/11/2031	300,000	313,000
				21,179,903
Environmental Control — .1%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	202,000	202,979
Food Products — .9%
Industrial F&B Investments III, Inc., Sr. Scd. Notes(b)	7.75	2/11/2033	708,000	727,204
Post Holdings, Inc., Gtd. Notes(b)	6.38	3/1/2033	525,000	534,803
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	994,000	954,087
The Kroger Company, Sr. Unscd. Notes	5.00	9/15/2034	1,119,000	1,138,158
				3,354,252
Health Care — 2.2%
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	915,000	938,535
HCA, Inc., Gtd. Notes	4.90	11/15/2035	764,000	761,108
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 40.5% (continued)
Health Care — 2.2% (continued)
HCA, Inc., Gtd. Notes	5.75	3/1/2035	2,000,000	2,117,874
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	3,000,000	2,757,347
The Cigna Group, Sr. Unscd. Notes	5.25	1/15/2036	1,469,000	1,509,363
				8,084,227
Industrial — .2%
DAE Funding LLC, Gtd. Notes(b)	4.95	1/15/2033	769,000	765,005
Information Technology — 1.0%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	392,000	380,878
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	3,000,000	3,168,789
				3,549,667
Insurance — 1.0%
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	553,000	553,417
MetLife, Inc., Jr. Sub. Notes, Ser. D(e)	5.88	3/15/2028	2,000,000	2,048,204
MetLife, Inc., Sub. Notes	5.85	3/15/2056	1,090,000	1,082,740
				3,684,361
Internet Software & Services — .3%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	786,000	765,790
Snap, Inc., Gtd. Notes(b)	6.88	3/1/2033	350,000	348,824
				1,114,614
Materials — .1%
Smurfit Westrock Financing DAC, Gtd. Notes	5.42	1/15/2035	360,000	374,251
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.40	4/1/2033	2,500,000	2,382,038
Paramount Global, Gtd. Debs.	5.85	9/1/2043	1,149,000	851,745
Sirius XM Radio LLC, Gtd. Notes(b)	5.88	4/15/2032	454,000	453,207
				3,686,990
Metals & Mining — .7%
Commercial Metals Co., Sr. Unscd. Notes(b)	5.75	11/15/2033	740,000	755,459
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	5.53	1/30/2037	920,000	943,230
First Quantum Minerals Ltd., Gtd. Notes(b)	6.38	2/15/2036	200,000	200,800
Navoi Mining & Metallurgical Combinat, Sr. Unscd. Bonds(b)	6.75	5/14/2030	250,000	264,142
Vedanta Resources Finance II PLC, Gtd. Notes(b)	9.13	10/15/2032	300,000	310,999
				2,474,630
Real Estate — 2.9%
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029	737,000	751,342
American Homes 4 Rent LP, Sr. Unscd. Notes	5.25	3/15/2035	556,000	561,167
Boston Properties LP, Sr. Unscd. Notes	5.75	1/15/2035	902,000	919,268
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	1,084,000	1,119,490
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	1,304,000	1,328,929
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	1,188,000	1,138,390
Iron Mountain, Inc., Gtd. Notes(b)	6.25	1/15/2033	355,000	362,978
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	722,000	712,048
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	2,115,000	1,922,120
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029	376,000	377,975
Ventas Realty LP, Gtd. Notes	5.10	7/15/2032	719,000	743,537
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	756,000	767,339
				10,704,583
Retailing — .6%
Asbury Automotive Group, Inc., Gtd. Notes(b)	5.00	2/15/2032	774,000	753,176
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 40.5% (continued)
Retailing — .6% (continued)
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	372,000	376,602
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030	1,109,000	1,116,691
				2,246,469
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc., Sr. Unscd. Notes(b)	3.14	11/15/2035	880,000	769,745
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	5.88	1/25/2034	896,000	936,378
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	990,000	935,597
Micron Technology, Inc., Sr. Unscd. Notes	5.80	1/15/2035	877,000	939,507
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	5.00	1/15/2033	914,000	933,985
				4,515,212
Supranational Bank — .1%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes	4.70	10/22/2031	350,000	328,873
Technology Hardware & Equipment — .2%
Dell International LLC/EMC Corp., Gtd. Notes	8.10	7/15/2036	612,000	744,607
Telecommunication Services — 1.1%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	1,393,000	951,207
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	1,275,000	970,942
Verizon Communications, Inc., Sr. Unscd. Notes	4.27	1/15/2036	2,375,000	2,259,434
				4,181,583
Transportation — .0%
FedEx Freight Holding Co., Inc., Gtd. Notes(b)	5.25	3/15/2036	182,000	181,507
Utilities — 5.2%
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	796,000	761,355
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	1,058,000	1,143,803
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	695,000	568,585
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	915,000	948,936
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	790,000	739,615
Duke Energy Corp., Jr. Sub. Notes	6.45	9/1/2054	675,000	711,497
Electricite de France SA, Sr. Unscd. Notes(b)	6.90	5/23/2053	508,000	569,653
Enel Finance International NV, Gtd. Notes(b)	5.50	6/26/2034	550,000	574,017
Entergy Corp., Jr. Sub. Notes	6.10	6/15/2056	1,127,000	1,136,736
Evergy, Inc., Jr. Sub. Notes	6.65	6/1/2055	920,000	951,051
Eversource Energy, Jr. Sub. Notes, Ser. B	6.35	8/15/2056	674,000	678,553
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	895,000	937,075
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	1,102,000	1,138,846
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.50	8/15/2055	880,000	933,338
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	1,075,000	1,116,883
NiSource, Inc., Jr. Sub. Notes	5.75	7/15/2056	933,000	938,970
Pacific Gas and Electric Co., First Mortgage Bonds	5.05	10/15/2032	747,000	761,737
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes(b)	5.45	2/3/2036	200,000	200,352
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056	723,000	722,003
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	725,000	726,024
Sierra Pacific Power Co., Jr. Sub. Notes	6.20	12/15/2055	572,000	569,182
Spire, Inc., Jr. Sub. Bonds	6.45	6/1/2056	360,000	367,864
The Southern Company, Jr. Sub. Notes, Ser. 2025	6.38	3/15/2055	1,072,000	1,121,938
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	5.35	1/31/2036	840,000	846,231
				19,164,244
Total Corporate Bonds and Notes (cost $147,989,846)				148,432,831
8

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 3.4%
Argentine Republic, Sr. Unscd. Bonds(f)	4.88	7/9/2041		525,000	368,813
Brazil, Sr. Unscd. Notes	6.25	5/22/2036		698,000	704,073
Brazil, Sr. Unscd. Notes	7.25	1/12/2056		1,100,000	1,120,625
Ciudad Autonoma De Buenos Aires, Sr. Unscd. Notes(b)	7.80	11/26/2033		275,000	282,202
Dominican Republic, Sr. Unscd. Notes(b)	5.75	3/17/2034		750,000	750,562
Eagle Funding Luxco Sarl, Sr. Unscd. Notes(b)	5.50	8/17/2030		800,000	814,912
Ecuador, Sr. Unscd. Notes(b)	9.25	1/29/2039		200,000	203,000
Gabon, Sr. Unscd. Notes(b)	7.00	11/24/2031		325,000	266,977
Israel, Sr. Unscd. Notes, Ser. 30Y	5.88	1/13/2056		750,000	747,498
Kenya, Sr. Unscd. Notes(b)	8.70	2/26/2039		275,000	268,483
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		1,250,000	1,260,097
Mexico, Sr. Unscd. Notes	5.38	3/22/2033		450,000	451,147
Mexico, Sr. Unscd. Notes	6.13	2/9/2038		1,110,000	1,125,096
Nigeria, Sr. Unscd. Notes(b)	8.63	1/13/2036		550,000	592,084
Panama, Sr. Unscd. Notes	5.66	2/23/2038		200,000	201,250
Philippines, Sr. Unscd. Notes	5.00	1/27/2036		607,000	617,460
Republic of South Africa, Sr. Unscd. Notes(b)	7.25	12/11/2055		200,000	200,299
Romanian, Sr. Unscd. Notes(b)	4.63	3/4/2033	EUR	532,000	627,481
Romanian, Sr. Unscd. Notes(b)	6.00	9/24/2044	EUR	548,000	648,468
Saudi, Sr. Unscd. Notes(b)	5.88	1/12/2056		900,000	905,774
Ukraine, Sr. Unscd. Bonds(b),(f)	7.25	2/1/2032		375,000	293,801
Total Foreign Governmental (cost $12,285,775)					12,450,102
Municipal Securities — 3.7%
Detroit, GO, Ser. B-1	4.00	4/1/2044		4,971,590	4,062,989
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036		4,000,000	3,500,453
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Corp.) Ser. B	4.95	8/1/2048		2,500,000	2,345,250
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028		3,750,000	3,744,844
Total Municipal Securities (cost $14,311,155)					13,653,536

U.S. Government Agencies Mortgage-Backed — 19.2%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051(g)	15,778,629	13,264,725
2.50%, 4/1/2052-8/1/2052(g)	10,247,319	8,983,825
3.50%, 12/1/2048(g)	2,321,042	2,221,493
4.00%, 5/1/2053(g)	3,230,864	3,157,289
5.00%, 6/1/2053(g)	5,819,062	5,934,601
5.50%, 7/1/2040-10/1/2054(g)	6,569,589	6,777,634
6.00%, 9/1/2055(g)	1,936,702	2,007,771
Federal National Mortgage Association:
2.00%, 4/1/2051(g)	5,291,434	4,421,192
2.50%, 3/1/2052(g)	5,513,163	4,863,579
3.00%, 1/1/2050-12/1/2051(g)	9,189,455	8,441,132
4.50%, 8/1/2053(g)	2,407,192	2,398,818
5.50%, 8/1/2053(g)	3,657,206	3,725,399
6.00%, 6/1/2054(g)	1,810,298	1,883,549
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Mortgage-Backed — 19.2% (continued)
Government National Mortgage Association II:
3.50%, 8/20/2055	2,222,177	2,087,183
Total U.S. Government Agencies Mortgage-Backed (cost $69,306,795)		70,168,190

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 20.3%
U.S. Treasury Bonds	4.63	11/15/2045	313,000	315,127
U.S. Treasury Bonds	4.63	11/15/2055	3,700,000	3,694,508
U.S. Treasury Bonds	4.75	8/15/2055	10,294,000	10,485,404
U.S. Treasury Bonds	4.88	8/15/2045	21,459,000	22,327,419
U.S. Treasury Bonds	5.00	5/15/2045	4,479,000	4,736,018
U.S. Treasury Inflation Indexed Bonds	2.38	2/15/2055	2,040,000	2,065,669
U.S. Treasury Notes	3.38	11/30/2027	7,817,000	7,812,725
U.S. Treasury Notes	3.63	8/31/2030	22,750,000	22,869,971
Total U.S. Treasury Securities (cost $73,058,084)				74,306,841

	1-Day Yield (%)	Shares
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(h) (cost $4,178,643)	3.63	4,178,643	4,178,643
Total Investments (cost $372,667,481)		102.4%	374,976,043
Liabilities, Less Cash and Receivables		(2.4%)	(8,831,555)
Net Assets		100.0%	366,144,488

EUR—Euro
GO—Government Obligation
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $87,878,017 or 24.0% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2026.
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
10

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%††
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.1%	-	44,116,256	(39,937,613)	4,178,643	20,781
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	6,513,741	28,890,559	(35,404,300)	-	66,205
Investment of Cash Collateral for Securities Loaned - .0%††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	12,948,667	26,915,857	(39,864,524)	-	50,508†††
Total - 1.1%	19,462,408	99,922,672	(115,206,437)	4,178,643	137,494

†	Includes reinvested dividends/distributions.
††
Effective January 9, 2026, due to the fund converting to an ETF, the cash vehicle and the cash collateral for securities lending was transferred from Dreyfus
Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares.

†††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	170	6/30/2026	35,524,373	35,576,484	52,111
5 Year U.S. Treasury Note	225	6/30/2026	24,658,694	24,781,641	122,947
Ultra U.S. Treasury Bond	33	6/18/2026	3,985,677	4,012,594	26,917
Futures Short
10 Year U.S. Treasury Note	63	6/18/2026	7,123,655	7,170,188	(46,533)
Ultra 10 Year U.S. Treasury Note	126	6/18/2026	14,563,210	14,708,531	(145,321)
Gross Unrealized Appreciation					201,975
Gross Unrealized Depreciation					(191,854)
See notes to financial statements.
11

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	368,488,838	370,797,400
Affiliated issuers	4,178,643	4,178,643
Cash		367,900
Cash collateral held by broker—Note 5		309,907
Dividends and interest receivable		3,320,767
Receivable for investment securities sold		999,000
Receivable for futures variation margin—Note 5		36,251
		380,009,868
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC and affiliates—Note 4(b)		120,526
Payable for investment securities purchased		13,622,732
Reorganization expense payable—Note 1		69,206
Trustees’ fees and expenses payable		10,144
Other accrued expenses		42,772
		13,865,380
Net Assets ($)		366,144,488
Composition of Net Assets ($):
Paid-in capital		390,222,892
Total distributable earnings (loss)		(24,078,404)
Net Assets ($)		366,144,488
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		14,418,043
Net Asset Value Per Share ($)		25.39
Market Price Per Share ($)		25.39
See notes to financial statements.
12

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026(a) (Unaudited)

Investment Income ($):
Income:
Interest	10,555,804
Dividends:
Affiliated issuers	86,986
Affiliated income net of rebates from securities lending—Note 2(c)	50,508
Total Income	10,693,298
Expenses:
Management fee—Note 4(a)	783,905
Administration fee—Note 4(a)	209,730
Reorganization expense—Note 1	130,700
Registration fees	40,274
Trustees’ fees and expenses—Note 4(c)	30,641
Professional fees	21,228
Chief Compliance Officer fees—Note 4(b)	7,623
Prospectus and shareholders’ reports	7,240
Shareholder and regulatory reports service fees—Note 4(b)	5,125
Shareholder servicing costs—Note 4(b)	4,964
Loan commitment fees—Note 3	3,120
Custodian fees—Note 4(b)	1,931
Miscellaneous	5,425
Total Expenses	1,251,906
Net Investment Income	9,441,392
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	(2,889,791)
Net realized gain (loss) on futures	6,720
Net Realized Gain (Loss)	(2,883,071)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,311,755
Net change in unrealized appreciation (depreciation) on futures	10,121
Net Change in Unrealized Appreciation (Depreciation)	8,321,876
Net Realized and Unrealized Gain (Loss) on Investments	5,438,805
Net Increase in Net Assets Resulting from Operations	14,880,197

(a)
After the close of business on January 9, 2026, BNY Mellon Corporate Bond Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Core Plus ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Operations ($):
Net investment income	9,441,392	16,564,581
Net realized gain (loss) on investments	(2,883,071)	(1,825,942)
Net change in unrealized appreciation (depreciation) on investments	8,321,876	6,978,690
Net Increase (Decrease) in Net Assets Resulting from Operations	14,880,197	21,717,329
Distributions ($):
Distributions to shareholders:
ETF shares	(1,286,744)	-
Class M	(6,148,362)	(17,027,555)
Investor Shares	(120,560)	(215,081)
Total Distributions	(7,555,666)	(17,242,636)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	1,012,713	-
Class M	31,094,718	89,826,710
Investor Shares	1,908,884	9,051,208
Net assets received in connection with reorganization—Note 1	380,417,475	-
Distributions reinvested:
Class M	1,114,822	3,898,738
Investor Shares	108,660	177,643
Cost of shares redeemed:
ETF shares	(20,073,347)	-
Class M	(443,049,275)	(105,756,621)
Investor Shares	(9,003,297)	(5,997,472)
Transaction fees—Note 6	42,172	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(56,426,475)	(8,799,794)
Total Increase (Decrease) in Net Assets	(49,101,944)	(4,325,101)
Net Assets ($):
Beginning of Period	415,246,432	419,571,533
End of Period	366,144,488	415,246,432
14

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Capital Share Transactions (Shares):
ETF shares
Shares sold	40,000	-
Shares issued in connection with reorganization—Note 1	15,178,043	-
Shares redeemed	(800,000)	-
Net Increase (Decrease) in Shares Outstanding	14,418,043	-
Class M(d),(e)
Shares sold	1,238,586	3,658,243
Shares issued for distributions reinvested	44,513	158,645
Shares redeemed	(17,675,128)	(4,315,814)
Net Increase (Decrease) in Shares Outstanding	(16,392,029)	(498,926)
Investor Shares(d)
Shares sold	151,362	734,588
Shares issued for distributions reinvested	8,651	14,407
Shares redeemed	(717,110)	(489,260)
Net Increase (Decrease) in Shares Outstanding	(557,097)	259,735

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended February 28, 2026, 525,226 Investor Shares representing $6,582,481 were exchanged for 263,467 Class M shares and during the period ended August 31, 2025, 188,947 Class M shares representing $4,623,506 were exchanged for 376,903 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
15

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended February 28, 2026 (Unaudited)(a)	Year Ended August 31,
		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Data ($):(b)
Net asset value, beginning of period	24.90	24.62	23.28	23.48	27.60	27.38
Investment Operations:
Net investment income(c)	.61	1.00	.96	.86	.80	.86
Net realized and unrealized gain (loss) on investments	.36	.32	1.34	(.16 )	(3.92)	.30
Total from Investment Operations	.97	1.32	2.30	.70	(3.12)	1.16
Distributions:
Dividends from net investment income	(.48 )	(1.04)	(.96 )	(.90 )	(.86 )	(.94 )
Dividends from net realized gain on investments	-	-	-	-	(.14 )	-
Total Distributions	(.48 )	(1.04)	(.96 )	(.90 )	(1.00)	(.94 )
Transaction fees(c)	.00 (d)	-	-	-	-	-
Net asset value, end of period	25.39	24.90	24.62	23.28	23.48	27.60
Market value, end of period	25.39	N/A	N/A	N/A	N/A	N/A
Total Return (%)	3.92 (e)	5.51	10.12	3.06	(11.58)	4.29
Market Price Total Return (%)	3.92 (e)	N/A	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64 (f),(g)	.60	.60	.58	.56	.56
Ratio of net expenses to average net assets	.64 (f),(g)	.60 (h)	.60 (h)	.58 (h)	.56	.56
Ratio of net investment income to average net assets	4.82 (f),(g)	4.09 (h)	4.02 (h)	3.76 (h)	3.15	3.10
Portfolio Turnover Rate(i)	116.39 (e)	14.14	24.27	11.99	25.87	18.34
Net Assets, end of period ($ x 1,000)	366,144	408,288	415,902	416,864	564,925	757,617

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount represents less than $.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount does not include the expenses of the underlying funds.
(h)	Amount inclusive of reduction in fees due to earnings credits.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Core Plus ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eight series, including the fund. The investment objective of the fund is to seek high total return consistent with preservation of capital. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $25.06 for Class M shares, and a total of 15,178,043 Class M shares, representing net assets of $380,417,475 (including $3,884,934 net depreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $130,700, of which $69,206 is open liability as of February 28, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported NAVs each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	26,672,865	—	26,672,865
Collateralized Loan Obligations	—	13,438,415	—	13,438,415
Commercial Mortgage-Backed	—	11,674,620	—	11,674,620
Corporate Bonds and Notes	—	148,432,831	—	148,432,831
Foreign Governmental	—	12,450,102	—	12,450,102
Municipal Securities	—	13,653,536	—	13,653,536
U.S. Government Agencies Mortgage-Backed	—	70,168,190	—	70,168,190
U.S. Treasury Securities	—	74,306,841	—	74,306,841
Investment Companies	4,178,643	—	—	4,178,643
	4,178,643	370,797,400	—	374,976,043
Other Financial Instruments:
Futures††	201,975	—	—	201,975
	201,975	—	—	201,975
Liabilities ($)
Other Financial Instruments:
Futures††	(191,854)	—	—	(191,854)
	(191,854)	—	—	(191,854)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $6,886 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Mortgage-Backed Securities Risk: Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. The fund may also invest in non-agency mortgage-backed securities, including privately-issued mortgage pass-through securities, which generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. These mortgage-related securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities. In addition, some mortgage-related securities issued by private organizations may not be readily marketable, may be more difficult to value accurately and may be more volatile than similar securities issued by a government entity. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline. When interest rates rise, the effective duration of the fund’s mortgage-backed and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage-backed pass-through securities often occur through “to-be-announced transactions” or “TBA” transactions. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage-backed pass-through securities specified in the TBA transaction.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $24,730,269 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $2,373,973 of short-term capital losses and $22,356,296 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 was as follows: ordinary income $17,242,636. The tax character of current year distributions will be determined at the end of the current fiscal year.
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (“Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .40% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .20% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended February 28, 2026, Investor Shares were charged $4,936 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund had an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund received interest income or was charged overdraft fees when cash balances were maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended February 28, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the Predecessor Fund was charged $1,931 pursuant to the custody agreement.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended February 28, 2026, the Predecessor Fund was charged $28 pursuant to the agreement.
During the period ended February 28, 2026, the Predecessor Fund was charged $7,623 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $5,125 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $108,623, Custodian fees of $2,000, Chief Compliance Officer fees of $2,598, Checkwriting fees of $30 and shareholder and regulatory reports service fees of $7,275.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended February 28, 2026, amounted to $451,907,076 and $493,824,193, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended February 28, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of February 28, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	201,975 (1)	Interest Rate Risk	(191,854)(1)
Gross fair value of derivative contracts	201,975		(191,854)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	6,720	6,720
Total	6,720	6,720

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	10,121	10,121
Total	10,121	10,121

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
24

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	17,171,661
Interest Rate Futures Short	6,081,740
At February 28, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,318,683, consisting of $4,904,697 gross unrealized appreciation and $2,586,014 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended February 28, 2026, the fund had no in-kind transactions.
25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Corporate Bond Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.
26

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Corporate Bond Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 31,427,598 shares of stock of the Predecessor Fund, which constituted 97.64% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	31,418,250	6,886	2,462
27

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $38,264.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
28

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on August 12, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve: (i) the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), pursuant to which the Adviser will provide the BNY Mellon Core Plus ETF (the “fund”), which commenced operations during the semi-annual period ended February 28, 2026, with investment advisory and administrative services; and (ii) the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Insight North America LLC (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Management Agreement and the Sub-Advisory Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the Predecessor Fund (as defined below), (iii) fees charged to comparable funds, (iv) other benefits to the Adviser, the Sub-Adviser, and/or their affiliates, and (v) the extent to which economies of scale would be shared as the fund grows. The Board considered each of the Agreements and the engagement of the Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements, as well as the Adviser’s and the Sub-Adviser’s anticipated responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals expected to be responsible for portfolio management and regulatory compliance of the fund, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services expected to be provided by the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund (“ETF”) and considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
Investment Performance
As the fund had not yet commenced operations, it did not have its own performance record for the Board to review. However, it was proposed at the Meeting that the BNY Mellon Corporate Bond Fund (the “Predecessor Fund”), a separate series of BNY Mellon Funds Trust, be reorganized with and into the fund pursuant to an agreement and plan of reorganization and subject to approval by the Predecessor Fund’s shareholders (the “Reorganization”). Upon completion of the Reorganization, which subsequently occurred on January 9, 2026, the fund commenced investment operations and assumed the historical performance record of the Predecessor Fund. In light of the proposed Reorganization, the Board reviewed the Predecessor Fund’s performance as compared to a broad-based index, a performance-based index and a peer group of corporate debt BBB-rated funds (“Peer Group”). In considering the Predecessor Fund’s performance, the Board noted that the fund would have a similar investment objective, similar investment strategies, and the same Sub-Adviser as the Predecessor Fund.
The Board reviewed the results of the Predecessor Fund’s performance comparisons and considered that its total return performance was above the performance of both the broad-based index and performance-based index for the one-, five- and ten-year periods ended December 31, 2024. The Board also considered that the Predecessor Fund’s total return performance was ranked in the top quartile of
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
the Peer Group for the one-, five- and ten-year periods ended December 31, 2024. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the Predecessor Fund and comparison funds and the end date selected.
The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board also considered the reputation and experience of the Adviser and the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through a review of a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s proposed contractual management fee and anticipated total expenses with a group of actively-managed intermediate core plus bond ETFs and, with respect to anticipated total expenses, with a broader group of actively-managed intermediate core plus bond ETFs, the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Representatives of the Adviser also discussed the Adviser’s pricing strategy for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates were expected to benefit in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Management Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted. As the fund had not yet commenced operations, the Board was not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.
30

© 2026 BNY Mellon Securities Corporation
Code-4871NCSRSA0226

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

BNY Mellon Enhanced Dividend and Income ETF: BEDY
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Enhanced Dividend and Income ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 90.5%
Automobiles & Components — 1.0%
Ford Motor Co.	92,294	1,300,422
Banks — 9.5%
Bank of America Corp.	30,433	1,516,476
Citigroup, Inc.	15,120	1,666,073
Columbia Banking System, Inc.	37,833	1,076,349
Fifth Third Bancorp	60,154	2,975,818
First Horizon Corp.	68,138	1,621,003
JPMorgan Chase & Co.	11,978	3,596,994
		12,452,713
Capital Goods — 9.7%
Carlisle Companies, Inc.	3,544	1,399,065
Caterpillar, Inc.	1,758	1,305,895
Dover Corp.	9,830	2,216,665
Emerson Electric Co.	7,263	1,094,897
Ferguson Enterprises, Inc.	2,819	735,083
Honeywell International, Inc.	5,188	1,263,745
Hubbell, Inc.	2,811	1,438,192
L3Harris Technologies, Inc.	8,789	3,203,942
		12,657,484
Consumer Services — 1.0%
Las Vegas Sands Corp.	22,935	1,300,873
Energy — 9.3%
Diamondback Energy, Inc.	9,007	1,567,939
Expand Energy Corp.	14,152	1,527,284
Exxon Mobil Corp.	29,014	4,424,635
Marathon Petroleum Corp.	6,663	1,320,673
SLB Ltd.	44,417	2,280,369
Valero Energy Corp.	5,307	1,086,024
		12,206,924
Equity Real Estate Investment Trusts — 1.0%
Weyerhaeuser Co.(a)	52,884	1,297,245
Financial Services — 6.9%
Capital One Financial Corp.	5,015	981,135
CME Group, Inc.	12,394	3,959,883
Morgan Stanley	11,503	1,915,364
The Goldman Sachs Group, Inc.	1,144	983,348
Voya Financial, Inc.	18,165	1,214,875
		9,054,605
Health Care Equipment & Services — 5.9%
Elevance Health, Inc.	6,641	2,125,120
Medtronic PLC	17,717	1,730,242
UnitedHealth Group, Inc.	13,023	3,819,255
		7,674,617
Household & Personal Products — 3.4%
Colgate-Palmolive Co.	33,019	3,273,504
The Estee Lauder Companies, Inc., Cl. A	10,362	1,134,328
		4,407,832
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 90.5% (continued)
Insurance — 9.3%
American International Group, Inc.	18,149	1,460,813
Aon PLC, Cl. A	5,862	1,966,525
Assurant, Inc.	17,705	4,064,891
Chubb Ltd.	6,307	2,149,804
Old Republic International Corp.	60,177	2,579,788
		12,221,821
Materials — 5.3%
CRH PLC	12,372	1,484,393
Freeport-McMoRan, Inc.	16,031	1,091,390
International Paper Co.	43,016	1,873,347
Newmont Corp.	8,512	1,106,560
Packaging Corp. of America	5,807	1,348,037
		6,903,727
Media & Entertainment — 3.9%
Omnicom Group, Inc.	43,995	3,752,333
The Walt Disney Company	12,844	1,361,978
		5,114,311
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
Bristol-Myers Squibb Co.	41,172	2,567,898
Johnson & Johnson	16,949	4,210,640
Pfizer, Inc.	43,544	1,203,991
		7,982,529
Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials, Inc.	8,734	3,251,668
Texas Instruments, Inc.	16,712	3,544,783
		6,796,451
Software & Services — 1.2%
Dolby Laboratories, Inc., Cl. A	12,145	808,493
International Business Machines Corp.	2,919	701,173
		1,509,666
Technology Hardware & Equipment — 4.1%
Cisco Systems, Inc.	57,870	4,598,350
TE Connectivity PLC	3,417	786,423
		5,384,773
Telecommunication Services — 3.4%
AT&T, Inc.	89,824	2,515,970
Verizon Communications, Inc.	37,641	1,887,320
		4,403,290
Transportation — 3.4%
CSX Corp.	52,648	2,247,543
Delta Air Lines, Inc.	33,175	2,179,598
		4,427,141
Utilities — .9%
Constellation Energy Corp.	3,413	1,125,880
Total Equity Securities - Common Stocks (cost $95,473,320)		118,222,304

4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Structures Notes - Equity-Linked Securities — 6.8%
GS Finance Corp., Sr. Unscd. Notes, Series O, ELN, linked to RCXTEQBI Index (Guarantor: The Goldman Sachs Group, Inc.; Initial index level 100; Exit fee 0.02%)(b) (cost $9,501,713)	85.04	12/13/2028	9,825,000	8,859,999

	1-Day Yield (%)	Shares
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $1,813,694)	3.63	1,813,694	1,813,694
Total Investments (cost $106,788,727)		98.7%	128,895,997
Cash and Receivables (Net)		1.3%	1,745,966
Net Assets		100.0%	130,641,963

ELN—Equity-Linked Note
RCXTEQBI—Systematic Call Writing and Equity Exposure Series 1 Total Return Index

(a)	Investment in real estate investment trust within the United States.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $8,859,999 or 6.8% of net assets.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.4%††
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.4%	-	28,511,368	(26,697,674)	1,813,694	33,063
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	5,565,886	33,553,751	(39,119,637)	-	69,953
Total - 1.4%	5,565,886	62,065,119	(65,817,311)	1,813,694	103,016

†	Includes reinvested dividends/distributions.
††
Effective December 5, 2025, due to the fund converting to an ETF, the cash vehicle was transferred from Dreyfus Institutional Preferred Government Plus
Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	104,975,033	127,082,303
Affiliated issuers	1,813,694	1,813,694
Receivable for investment securities sold		1,776,239
Dividends and interest receivable		380,535
Receivable for shares of Beneficial Interest subscribed		301,238
Tax reclaim receivable—Note 2(b)		81,884
		131,435,893
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 4(c)		58,246
Payable for investment securities purchased		512,021
Reorganization expense payable—Note 1		202,823
Other accrued expenses		20,840
		793,930
Net Assets ($)		130,641,963
Composition of Net Assets ($):
Paid-in capital		96,602,632
Total distributable earnings (loss)		34,039,331
Net Assets ($)		130,641,963
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		4,603,874
Net Asset Value Per Share ($)		28.38
Market Price Per Share ($)		28.36
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026(a) (Unaudited)

Investment Income ($):
Income:
Interest (inclusive of ELN income of $1,865,529)	1,970,781
Cash dividends:
Unaffiliated issuers	1,750,767
Affiliated issuers	103,016
Affiliated income net of rebates from securities lending—Note 2(c)	577
Total Income	3,825,141
Expenses:
Management fee—Note 4(a)	420,312
Reorganization expense—Note 1	160,891
Registration fees	68,334
Administration fee—Note 4(a)	60,334
Prospectus and shareholders’ reports	15,816
Professional fees	14,916
Shareholder servicing costs—Note 4(c)	14,225
Trustees’ fees and expenses—Note 4(d)	6,764
Shareholder and regulatory reports service fees—Note 4(c)	5,000
Chief Compliance Officer fees—Note 4(c)	4,615
Distribution Plan fees—Note 4(b)	714
Custodian fees—Note 4(c)	599
Loan commitment fees—Note 3	200
Miscellaneous	3,072
Total Expenses	775,792
Less—reduction in expenses due to undertaking—Note 4(a)	(14,486)
Net Expenses	761,306
Net Investment Income	3,063,835
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	15,009,216
Net realized gain (loss) on in-kind redemptions	5,175,805
Net Realized Gain (Loss)	20,185,021
Net change in unrealized appreciation (depreciation) on investments	(8,220,673)
Net Realized and Unrealized Gain (Loss) on Investments	11,964,348
Net Increase in Net Assets Resulting from Operations	15,028,183

(a)
After the close of business on December 5, 2025, BNY Mellon Income Stock Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Enhanced Dividend and Income ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Operations ($):
Net investment income	3,063,835	2,893,253
Net realized gain (loss) on investments	20,185,021	31,307,170
Net change in unrealized appreciation (depreciation) on investments	(8,220,673)	(11,233,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,028,183	22,966,745
Distributions ($):
Distributions to shareholders:
ETF Shares	(946,837)	-
Class M	(19,147,169)	(27,440,427)
Investor Shares	(2,075,902)	(2,364,579)
Class A	(942,996)	(931,836)
Class C	(187,388)	(197,845)
Class I	(5,505,559)	(7,604,875)
Class Y	(224,813)	(111,044)
Total Distributions	(29,030,664)	(38,650,606)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF Shares	9,056,844	-
Class M	44,949,089	12,860,357
Investor Shares	625,256	3,446,759
Class A	173,207	1,893,080
Class C	50,400	108,243
Class I	779,950	11,999,738
Class Y	2,697	778,111
Net assets received in connection with reorganization—Note 1	132,452,347	-
Distributions reinvested:
Class M	9,880,520	12,002,758
Investor Shares	1,652,831	1,948,384
Class A	942,991	920,333
Class C	187,388	197,845
Class I	5,461,403	7,520,456
Class Y	222,986	108,981
Cost of shares redeemed:
ETF Shares	(21,048,244)	-
Class M	(158,331,831)	(58,418,469)
Investor Shares	(11,564,919)	(5,377,820)
Class A	(5,857,092)	(1,520,814)
Class C	(1,235,578)	(257,835)
Class I	(33,609,418)	(24,129,486)
Class Y	(1,213,244)	(495,306)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(26,422,417)	(36,414,685)
Total Increase (Decrease) in Net Assets	(40,424,898)	(52,098,546)
Net Assets ($):
Beginning of Period	171,066,861	223,165,407
End of Period	130,641,963	171,066,861
8

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Capital Share Transactions (Shares):
ETF Shares
Shares sold	330,000	-
Shares issued in connection with reorganization—Note 1	5,053,874	-
Shares redeemed	(780,000)	-
Net Increase (Decrease) in Shares Outstanding	4,603,874	-
Class M(d),(e)
Shares sold	1,795,398	455,824
Shares issued for distributions reinvested	391,491	412,080
Shares redeemed	(5,971,615)	(1,926,891)
Net Increase (Decrease) in Shares Outstanding	(3,784,726)	(1,058,987)
Investor Shares(d)
Shares sold	79,640	449,299
Shares issued for distributions reinvested	258,013	265,371
Shares redeemed	(1,811,638)	(720,545)
Net Increase (Decrease) in Shares Outstanding	(1,473,985)	(5,875)
Class A(d)
Shares sold	23,083	260,608
Shares issued for distributions reinvested	152,698	129,023
Shares redeemed	(933,488)	(210,059)
Net Increase (Decrease) in Shares Outstanding	(757,707)	179,572
Class C(d)
Shares sold	6,694	14,418
Shares issued for distributions reinvested	30,756	28,059
Shares redeemed	(197,207)	(31,996)
Net Increase (Decrease) in Shares Outstanding	(159,757)	10,481
Class I(d)
Shares sold	105,872	1,629,506
Shares issued for distributions reinvested	885,477	1,056,714
Shares redeemed	(5,383,091)	(3,283,971)
Net Increase (Decrease) in Shares Outstanding	(4,391,742)	(597,751)
Class Y(d)
Shares sold	359	110,177
Shares issued for distributions reinvested	36,332	15,335
Shares redeemed	(199,451)	(63,565)
Net Increase (Decrease) in Shares Outstanding	(162,760)	61,947

(a)
The fund commenced offering ETF shares after the close of business December 5, 2025. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On November 21, 2025, the Predecessor Fund redesignated Class A, Class C, Class I, Class Y and Investor shares into Class M shares.
(c)
As of the close of business on December 5, 2025, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

9

STATEMENT OF CHANGES IN NET ASSETS (continued)
(d)
During the period ended February 28, 2026, 1,596,370 Investor Shares representing $10,087,694 were exchanged for 404,634 Class M shares, 680,900 Class A representing $4,167,107 were exchanged for 166,586 Class M shares, 162,229 Class C representing $979,865 were exchanged for 39,172 Class M shares,
4,689,602 Class I representing $28,606,573 were exchanged for 1,143,588 Class M shares and 96,808 Class Y representing $588,593 were exchanged for 23,530 Class M shares. During the period ended August 31, 2025, 64,325 Class M shares representing $2,092,009 were exchanged for 256,390 Investor
Shares.

(e)
After the close of business November 24, 2025, the Predecessor Fund Class M shares underwent a 1 for 4.1008 reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on December 5, 2025. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after December 5, 2025 represent the results of the fund’s ETF shares.
All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended February 28, 2026 (Unaudited)(a)	Year Ended August 31,
		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Data ($):(b)
Net asset value, beginning of period	31.17	33.63	31.99	36.25	42.48	30.10
Investment Operations:
Net investment income(c)	.72	.49	.62	.70	.78	.74
Net realized and unrealized gain (loss) on investments	2.36	3.44	4.88	3.24	.99	12.38
Total from Investment Operations	3.08	3.93	5.50	3.94	1.77	13.12
Distributions:
Dividends from net investment income	(.34 )	(.53 )	(.66 )	(.70 )	(.78 )	(.74 )
Dividends from net realized gain on investments	(5.53)	(5.86)	(3.20)	(7.50)	(7.22)	-
Total Distributions	(5.87)	(6.39)	(3.86)	(8.20)	(8.00)	(.74 )
Net asset value, end of period	28.38	31.17	33.63	31.99	36.25	42.48
Market value, end of period	28.36	N/A	N/A	N/A	N/A	N/A
Total Return (%)	12.34 (d)	13.25	19.31	12.06	4.22	44.06
Market Price Total Return (%)	12.16 (d)	N/A	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09 (e),(f)	1.00	.90	.86	.83	.83
Ratio of net expenses to average net assets	1.07 (e),(f),(g)	.98 (g),(h)	.90 (h)	.86 (h)	.83	.83
Ratio of net investment income to average net assets	4.29 (e),(f),(g)	1.58 (g),(h)	1.95 (h)	2.15 (h)	1.99	2.02
Portfolio Turnover Rate(i)	70.55 (d)	78.49	92.12	83.54	83.04	69.79
Net Assets, end of period ($ x 1,000)	130,642	117,914	162,956	282,598	429,623	554,602

(a)
After the close of business November 24, 2025, the Predecessor Fund Class M shares underwent a 1 for 4.1008 reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business December 5, 2025. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount does not include the expenses of the underlying funds.
(g)	Amount inclusive of reduction in expenses due to undertaking.
(h)	Amount inclusive of reduction in fees due to earnings credits.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Enhanced Dividend and Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eight series, including the fund. The investment objective of the fund is to seek total return (consisting of capital appreciation and income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on November 24, 2025, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a 1 for 4.1008 reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on December 5, 2025, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On November 21, 2025, the Predecessor Fund redesignated Class A, Class C, Class I, Class Y and Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on December 5, 2025, at the time of the reorganization was $26.21 for Class M shares, and a total of 5,053,874 Class M shares, representing net assets of $132,452,347 (including $23,038,012 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through December 5, 2025. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $160,891, of which $202,823 is open liability as of February 28, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Equity investments (as applicable), including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, ELNs, and securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	118,222,304	—	—	118,222,304
Structures Notes - Equity-Linked Securities	—	8,859,999	—	8,859,999
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Investment Companies	1,813,694	—	—	1,813,694
	120,035,998	8,859,999	—	128,895,997

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Income earned from ELNs is recorded as interest in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. Changes in the market value of ELNs are recorded as a net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. The fund realizes a gain or loss when an ELN is sold or matures, which is recorded as net realized gain (loss) on investments in the Statement of Operations.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $45 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
ELN risk:The fund’s investment in an ELN involves risks related to the economic components underlying the ELN. ELNs in which the fund invests will write call options on reference securities. An ELN in which the fund invests will receive a premium from the buyer for selling the call option; however, the ELN may experience a loss if the price of the reference security appreciates above the strike price. To limit potential losses due to a reference security appreciating above the strike price, the ELN may purchase a corresponding call option on the reference security. The purchase of a call option requires the payment of a premium, regardless of whether the ELN exercises or does not exercise the call option. An ELN in which the fund may invest may also utilize futures contracts on a reference security. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the reference security. If the value of a reference security underlying a call option or futures contract moves in an unexpected manner, the fund may realize losses on its investment in an ELN, which could be significant and could include the entire principal investment. The reference securities of the futures strategy and written call options strategy in the same ELN may be the same or may differ. In either case, the ELN could incur losses on both the futures strategy and the written call options strategy. Due to the utilization of options and futures, an ELN may be sensitive to leverage risk. In addition, since ELNs are in note form, ELNs are also subject to certain fixed income securities risks, such as credit or counterparty risk. Investment in an ELN is subject to the risk that the issuer will fail to make payments when due or default completely. The value of an ELN may be adversely affected if the issuer is subject to an actual or perceived deterioration in its credit quality. Investments in ELNs are also subject to liquidity risk, meaning that ELNs may be difficult to sell and value. A lack of liquidity of an ELN may also cause the value of the ELN to decline. Unlike a direct investment in equity securities, ELNs typically involve a term or expiration date, potentially increasing the fund’s turnover rate, transaction costs and tax liability. The ELNs in which the fund invests are expected to be unlisted. The liquidity of an unlisted ELN is normally determined by the willingness of the issuer to repurchase the ELN. While the fund will seek to purchase ELNs only from issuers it believes to be willing to, and capable of, repurchase the ELN at a reasonable price, there can be no assurance the fund will be able to sell the ELN at such price or at all. This may impair the fund’s ability to enter into other transactions at a time when doing so might be advantageous.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: ordinary income $12,488,978 and long-term capital gains $26,161,628. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Bank Lines of Credit:
Prior to December 5, 2025, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (“Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Prior to December 5, 2025, the Predecessor Fund Adviser fee was computed at an annual rate of .65% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Predecessor Fund Adviser had contractually agreed, from September 1, 2025 through December 5, 2025, to waive receipt of its fees and/or assume the direct expenses of the Predecessor Fund so that the direct expenses of none of Class A, C, I or Y share classes (excluding Rule 12b-1 Distribution Plan Fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .90% of the value of the Predecessor Fund’s average daily net assets. To the extent that it was necessary for the Predecessor Fund Adviser to waive receipt of its management fee or reimburse the Predecessor Fund’s common expenses, the amount of the waiver or reimbursement was applied equally to each share class of the Predecessor Fund. On December 5, 2025, the Predecessor Fund Adviser terminated this expense limitation agreement. Prior to the reorganization of the fund, the reduction in expenses, pursuant to the undertaking, amounted to $14,486.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Effective December 5, 2025, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .25% of the value of the fund’s average daily net assets. Prior to December 5, 2025, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser a fee rate of .195%.
During the period prior to December 5, 2025, the Distributor retained $130 from commissions earned on sales of the Predecessor Fund’s Class A shares and $28 from CDSC fees on redemptions of the Predecessor Fund’s Class C shares.
(b) Under the Predecessor Fund’s Distribution Plans adopted pursuant to Rule 12b-1 under the Act, Class C shares paid the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The imposition of the distribution fee was discontinued prior to reorganization of the Predecessor Fund into the fund. During the period ended February 28, 2026, Class C shares were charged $714 pursuant to the Service Plan.
(c) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor, Class A and Class C shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of each of its Investor, Class A and Class C shares, based on the Predecessor Fund’s average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended February 28, 2026, Investor, Class A and Class C shares were charged $2,354, $1,178 and $238, respectively, pursuant to each of their respective Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund had an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund received interest income or was charged overdraft fees when cash balances were maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing transfer agency services for the Predecessor Fund’s Class A, Class C, Class I and Class Y shares and cash management services for the Predecessor Fund. The majority of Transfer Agent fees for the Predecessor Funds’ Class A, Class C, Class I and Class Y shares are comprised of amounts paid on a per account basis, while cash management fees are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Mellon Funds Trust, excluding the Predecessor Fund’s Class A, Class C, Class I and Class Y shares. During the period ended February 28, 2026, the Predecessor Fund was charged $545 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the Predecessor Fund was charged $599 pursuant to the custody agreement.
During the period ended February 28, 2026, the Predecessor Fund was charged $4,615 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $5,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $48,492, Custodian fees of $1,000, Chief Compliance Officer fees of $421 and shareholder and regulatory reports service fees of $8,333.
(d) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended February 28, 2026, amounted to $99,121,031 and $138,571,629, respectively.
At February 28, 2026, accumulated net unrealized appreciation on investments was $22,107,270, consisting of $24,617,601 gross unrealized appreciation and $2,510,331 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended February 28, 2026, the fund had in-kind transactions associated with creations of $7,963,947 and redemptions of $18,572,157.
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Income Stock Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on December 5, 2025 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on December 5, 2025.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through December 5, 2025, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on December 5, 2025.
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Income Stock Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on September 10, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on December 5, 2025, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 15,862,627 shares of stock of the Predecessor Fund, which constituted 68.27% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	15,771,948	32,464	58,215
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $11,379.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on May 20, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve: (i) the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), pursuant to which the Adviser will provide the BNY Mellon Enhanced Dividend and Income ETF (the “fund”), which commenced operations during the semi-annual period ended February 28, 2026, with investment advisory and administrative services; (ii) the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments; and (iii) the sub-sub-investment advisory agreement (the “SSIA Agreement”) between the Sub-Adviser and Newton Investment Management Limited (the “Sub-sub-Adviser”), also an affiliate of the Adviser, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available at the Sub-sub-Adviser, as its sister company, in providing the day-to-day management of the fund’s investments. The Management Agreement, the Sub-Advisory Agreement and the SSIA Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, the Sub-Adviser and the Sub-sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser, the Sub-Adviser and the Sub-sub-Adviser under each respective Agreement, (ii) investment performance of the Predecessor Fund (as defined below); (iii) fees charged to comparable funds, (iv) other benefits to the Adviser, the Sub-Adviser, the Sub-sub-Adviser and/or their affiliates, and (v) the extent to which economies of scale would be shared as the fund grows. The Board considered each of the Agreements and the engagement of the Adviser, the Sub-Adviser and the Sub-sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser, the Sub-Adviser and the Sub-sub-Adviser. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements, as well as the Adviser’s and the Sub-Adviser’s anticipated responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board considered the background and experience of the Adviser’s, the Sub-Adviser’s and the Sub-sub-Adviser’s senior management, including those individuals expected to be responsible for portfolio management and regulatory compliance of the fund, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services expected to be provided by the Sub-Adviser. With respect to the Sub-sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of services that may be provided by the Sub-sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund (“ETF”) and considered the portfolio management resources, structures and practices of the Adviser, the Sub-Adviser and the Sub-sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and the Sub-sub-Adviser.
Investment Performance
As the fund had not yet commenced operations, it did not have its own performance record for the Board to review. However, it was proposed at the Meeting that the BNY Mellon Income Stock Fund (the “Predecessor Fund”), a separate series of BNY Mellon Funds Trust, be reorganized with and into the fund pursuant to an agreement and plan of reorganization and subject to approval by the Predecessor Fund’s shareholders (the “Reorganization”). Upon completion of the Reorganization, which subsequently occurred on December 5, 2025, the fund commenced investment operations and assumed the historical performance record of the Predecessor
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Fund. In light of the proposed Reorganization, the Board reviewed the Predecessor Fund’s performance as compared to a broad-based index, a performance-based index, and a peer group of equity income funds (“Peer Group”). In considering the Predecessor Fund’s performance, the Board noted that the fund would have the same investment objective, similar investment strategies, and the same Sub-Adviser and portfolio managers as the Predecessor Fund.
The Board reviewed the results of the Predecessor Fund’s performance comparisons and considered that its total return performance was above the performance of the performance-based index, and below the performance of the broad-based index, for the one-, five- and ten-year periods ended December 31, 2024. The Board also considered that the Predecessor Fund’s total return performance was ranked in the second quartile of the Peer Group for the one-year period, and the first quartile of the Peer Group for the five- and ten-year periods, ended December 31, 2024. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the Predecessor Fund and comparison funds and the end date selected.
The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board also considered the reputation and experience of the Adviser and its affiliates, including the Sub-Adviser and the Sub-sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through a review of a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s proposed contractual management fee and anticipated total expenses with a group of actively-managed large value ETFs and, with respect to anticipated total expenses, with a broader group of actively-managed large value ETFs, the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Representatives of the Adviser also discussed the Adviser’s pricing strategy for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee will be paid by the Adviser and not the fund. Furthermore, the Board noted the Sub-sub-Adviser would not receive a fee in connection with providing the Investment Advisory Services.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser, the Sub-sub-Adviser or their affiliates were expected to benefit in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Management Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted. As the fund had not yet commenced operations, the Board was not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.
24

© 2026 BNY Mellon Securities Corporation
Code-4870NCSRSA0226

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

BNY Mellon Municipal Intermediate ETF: BKMI
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Municipal Intermediate ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3%
Alabama — 2.5%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E(a)	5.00	6/1/2028	8,230,000	8,622,362
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F(a)	5.50	12/1/2028	8,000,000	8,535,771
Black Belt Energy Gas District, Revenue Bonds, Ser. B(a)	5.25	12/1/2030	5,000,000	5,477,196
Black Belt Energy Gas District, Revenue Bonds, Ser. C(a)	5.00	7/1/2031	5,000,000	5,423,185
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	1,045,000	1,098,468
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(a)	5.25	7/1/2029	10,000,000	10,675,275
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2026	500,000	507,609
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2029	1,000,000	1,070,607
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,271,128
				44,681,601
Alaska — .4%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	2,815,000	2,810,122
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2030	1,610,000	1,805,831
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	2,740,000	3,129,668
				7,745,621
Arizona — 2.4%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	3,450,000	3,254,121
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	743,195
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	759,035
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	773,525
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000	928,314
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	5.00	7/1/2035	880,000	953,407
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,804,198
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	988,002
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,093,474
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	924,487
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	5,000,000	5,145,309
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000	3,114,689
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000	18,070,049
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000	3,997,292
				42,549,097
Arkansas — .4%
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2029	1,000,000	1,050,135
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Arkansas — .4% (continued)
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2030	1,135,000	1,205,509
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2031	1,150,000	1,233,126
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2032	500,000	533,860
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2032	200,000	229,396
Searcy Sales & Use Tax, Revenue Bonds	4.00	11/1/2036	2,365,000	2,439,672
				6,691,698
California — 7.3%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,517,146
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A(a)	2.63	4/1/2026	10,000,000	9,999,597
California, GO, Refunding	3.00	9/1/2030	8,785,000	9,111,145
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. C(a)	5.00	10/1/2033	5,000,000	5,428,783
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(a)	4.00	8/1/2031	1,475,000	1,533,243
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F(a)	5.00	11/1/2032	3,000,000	3,295,445
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	10,000,000	11,075,444
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	8/1/2029	3,675,000	3,909,431
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	4/1/2032	7,400,000	8,072,623
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.25	10/1/2031	3,000,000	3,225,674
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(a)	5.00	3/1/2031	1,325,000	1,433,736
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(a)	5.00	8/1/2033	2,500,000	2,790,959
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	319,199
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	264,643
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	5,394,310
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	6,992,577
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000	1,237,341
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2031	315,000	320,445
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2032	225,000	228,213
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2033	235,000	237,249
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2034	250,000	251,271
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2035	315,000	315,262
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2036	385,000	382,436
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
California — 7.3% (continued)
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,435,000	5,501,993
California Municipal Finance Authority, Revenue Bonds, Refunding (Humangood – California Obligated Group) Ser. A	5.00	10/1/2040	3,840,000	4,136,637
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000	5,558,400
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	1,000,000	1,137,545
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2041	1,000,000	1,131,419
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2042	625,000	701,203
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	1,585,000	1,813,805
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2041	5,000,000	5,440,725
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2038	6,825,000	7,535,297
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2041	2,100,000	2,240,805
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(b)	0.00	8/1/2033	4,000,000	3,302,110
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B (.67 x (3 Month TSFR + 0.26%) + 0.55%)(c)	3.27	6/1/2034	7,630,000	7,509,687
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000	2,286,891
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	2,232,803
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	537,639
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,128,233
				130,531,364
Colorado — 1.2%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	3,083,329
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,189,009
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	1,445,000	1,466,665
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,825,000	1,835,684
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	5,000,000	5,340,166
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,269,238
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,482,962
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,078,441
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,089,789
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,422,131
				21,257,414
Connecticut — 2.1%
Ansonia, COP (Ansonia Fuel Cell Project)	4.13	12/1/2034	2,250,000	2,382,166
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,667,121
Connecticut, GO, Ser. A	5.00	3/15/2033	2,000,000	2,345,134
Connecticut, GO, Ser. A	5.00	3/15/2036	2,250,000	2,676,981
Connecticut, GO, Ser. A	5.00	3/15/2040	1,850,000	2,133,685
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B2(a)	5.00	7/1/2032	10,000,000	11,512,263
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Connecticut — 2.1% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,065,379
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,787,769
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,153,060
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	145,000	145,487
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,900,307
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,381,535
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,369,196
				38,520,083
District of Columbia — 3.0%
District of Columbia, GO, Refunding, Ser. B	5.00	6/1/2039	8,000,000	9,353,215
District of Columbia, GO, Refunding, Ser. B	5.00	6/1/2040	4,000,000	4,639,789
District of Columbia, GO, Refunding, Ser. B	5.00	6/1/2041	3,000,000	3,461,659
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,208,049
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,048,183
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,205,000	6,294,498
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,035,262
District of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2(a)	4.10	9/1/2030	2,500,000	2,639,694
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,275,274
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	1,008,563
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	4,000,000	4,154,641
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	3,720,000	4,182,589
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,991,807
				54,293,223
Florida — 3.3%
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,015,884
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,607,351
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	9,527,652
Miami-Dade County, Revenue Bonds, Ser. C	4.00	4/1/2037	8,000,000	8,302,207
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,937,475
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,442,750
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,842,324
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) Ser. B	5.25	4/1/2036	10,000,000	11,940,473
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,103,491
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,290,017
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,192,753
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,430,702
Tampa, Revenue Bonds (Insured; Build America Mutual) Ser. C	3.00	10/1/2036	4,940,000	4,950,301
				59,583,380
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Georgia — 3.0%
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000	1,090,706
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000	864,382
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	807,176
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000	1,170,960
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000	1,265,896
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000	1,093,103
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,100,000	1,234,927
Georgia Municipal Electric Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2035	3,325,000	3,861,436
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(a)	4.00	9/1/2027	10,000,000	10,201,035
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	5,000,000	5,301,341
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	10,355,000	11,273,249
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	2,000,000	2,147,764
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	5,000,000	5,448,063
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	7,500,000	8,205,892
				53,965,930
Hawaii — .2%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,567,141
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A	5.00	7/1/2034	750,000	897,379
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A	5.00	7/1/2035	1,500,000	1,812,521
				4,277,041
Idaho — .5%
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. B(a)	5.00	3/1/2032	4,000,000	4,405,235
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. C(a)	5.00	3/1/2035	2,500,000	2,812,738
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2033	575,000	606,853
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2034	400,000	420,571
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2035	275,000	287,752
				8,533,149
Illinois — 9.3%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,336,506
Chicago, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,582,874
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,039,703
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000	1,507,585
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000	1,869,264
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000	1,971,882
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	3,350,000	3,760,688
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000	1,835,643
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2028	8,145,000	8,502,694
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Illinois — 9.3% (continued)
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2041	2,000,000	2,279,112
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000	2,899,356
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,041,147
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,544,640
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,371,406
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	999,502
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000	1,280,400
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	2,028,589
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2042	3,600,000	4,026,999
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,558,761
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	5,311,901
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000	1,532,512
Illinois, GO, Ser. A	5.00	3/1/2031	480,000	535,402
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000	2,272,415
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000	6,389,268
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000	3,414,356
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000	3,945,030
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000	10,547,494
Illinois, GO, Refunding (Insured; Assured Guaranty Corp.)	4.00	2/1/2030	7,250,000	7,339,809
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	15,000,000	16,858,554
Illinois Finance Authority, Revenue Bonds (Provident Group-UIC Grenshaw Parking Properties LLC-University of Illinois Chicago Parking Structure Project) Ser. A	5.00	10/1/2039	2,010,000	2,268,408
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2030	855,000	918,249
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2031	910,000	987,772
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2032	960,000	1,036,770
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2033	695,000	747,113
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2034	730,000	780,570
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2035	770,000	818,848
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2(a)	5.00	11/15/2026	3,000,000	3,012,505
Illinois Finance Authority, Revenue Bonds, Refunding (UChicago Medicine) Ser. A1(a)	5.00	8/15/2030	4,000,000	4,307,870
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000	3,433,747
Maine Township High School District No. 207, GO	3.00	12/1/2032	1,650,000	1,668,552
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	7,200,000	8,156,596
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2043	3,000,000	3,312,255
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2044	2,000,000	2,183,600
Will County Forest Preserve District, GO	5.00	12/15/2040	1,225,000	1,367,888
Will County Forest Preserve District, GO	5.00	12/15/2043	1,950,000	2,105,492
Will County Forest Preserve District, GO	5.00	12/15/2044	1,400,000	1,500,873
				167,190,600
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Indiana — 2.2%
Clark-Pleasant Community School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,575,000	1,753,075
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,000,000	1,116,918
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,050,000	1,137,257
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	762,129
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	808,610
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B(a)	2.10	11/1/2026	2,700,000	2,666,197
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2(a)	5.00	7/1/2030	5,000,000	5,472,874
Indiana Finance Authority, Revenue Bonds, Refunding (Indiana University Health) Ser. D4(a)	5.00	10/1/2035	6,000,000	6,950,413
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000	2,160,641
IPS Multi-School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2037	1,000,000	1,166,900
IPS Multi-School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2038	1,650,000	1,908,724
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2037	3,825,000	4,341,390
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2038	2,940,000	3,313,279
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000	767,697
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000	1,606,463
Twin Lakes School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,500,000	1,576,988
Wawasee High School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,975,000	2,183,168
				39,692,723
Iowa — .1%
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2037	1,175,000	1,394,794
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2040	1,000,000	1,158,626
				2,553,420
Kentucky — 1.6%
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2043	2,420,000	2,692,324
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2045	3,750,000	4,072,619
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	10,000,000	10,718,985
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	5,000,000	5,405,709
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	5,000,000	5,500,562
				28,390,199
Louisiana — 1.1%
East Baton Rouge Parish Industrial Development Board, Inc., Revenue Bonds (ExxonMobile Project) Ser. A(d)	1.00	8/1/2035	7,500,000	7,500,000
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A(a)	1.30	2/1/2028	5,000,000	4,769,743
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2036	1,330,000	1,545,981
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2037	1,430,000	1,648,422
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2039	1,000,000	1,134,688
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Louisiana — 1.1% (continued)
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2041	1,000,000	1,115,439
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2044	1,250,000	1,349,613
				19,063,886
Maine — .2%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2037	3,000,000	3,520,607
Maryland — 1.7%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000	1,954,533
Maryland, GO, Ser. A	4.00	3/15/2035	5,000,000	5,258,696
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	1,185,000	1,209,351
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2027	925,000	956,912
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2029	1,395,000	1,506,106
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2031	1,375,000	1,532,247
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2032	1,550,000	1,751,196
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2033	1,150,000	1,313,889
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2034	675,000	778,388
Maryland Department of Transportation, Revenue Bonds, Ser. A	3.00	10/1/2031	4,000,000	4,059,545
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group) Ser. B(a)	5.00	8/15/2036	5,000,000	5,786,269
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,050,000	1,173,209
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	1,300,000	1,440,047
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	945,000	1,028,756
				29,749,144
Massachusetts — 2.3%
Massachusetts, GO, Refunding, Ser. A	5.00	7/1/2035	2,000,000	2,433,429
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	5,000,000	6,049,279
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T2(a)	5.00	10/1/2035	7,000,000	8,152,528
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Children’s Hospital) (LOC; TD Bank NA) Ser. U2(d)	1.90	3/1/2048	7,000,000	7,000,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,022,959
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000	2,092,256
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000	2,379,257
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(d)	1.05	12/1/2037	1,000,000	1,000,000
Massachusetts Water Resources Authority, Revenue Bonds, Refunding, Ser. F(d)	1.80	8/1/2029	7,000,000	7,000,000
				41,129,708
Michigan — 1.2%
L’Anse Creuse Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. I	5.00	5/1/2042	1,500,000	1,678,752
10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Michigan — 1.2% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2(a)	1.20	4/13/2028	5,000,000	4,807,346
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,567,265
Michigan Hospital Finance Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	6/1/2032	5,000,000	5,616,287
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,371,157
				21,040,807
Minnesota — 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,405,893
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,543,904
Minnesota Health & Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	4,185,661
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	90,000	90,366
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2041	2,000,000	2,208,136
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2042	2,000,000	2,191,957
				18,625,917
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,005,772
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2038	4,210,000	4,847,921
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2039	2,175,000	2,487,221
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,608,982
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,059,949
Missouri Health & Educational Facilities Authority, Revenue Bonds, Ser. C(a)	5.00	4/1/2035	5,000,000	5,848,116
				19,857,961
Montana — .0%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	390,000	390,118
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group)	5.00	8/15/2027	500,000	517,141
				907,259
Nebraska — .7%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	5,000,000	5,350,494
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,130,000	2,265,258
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2029	1,125,000	1,223,708
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	1,875,000	2,068,756
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2031	2,235,000	2,504,535
				13,412,751
Nevada — 1.6%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	11,172,602
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,691,182
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	5,005,000	5,012,444
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	895,000	904,763
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B(a)	3.63	10/1/2029	4,015,000	4,124,015
				27,905,006
New Jersey — 4.0%
Casino Reinvestment Development Authority, Inc., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,155,171
11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
New Jersey — 4.0% (continued)
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,108,079
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,370,000	1,543,170
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,546,806
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,772,410
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,682,019
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,853,106
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,434,792
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,151,269
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	1,000,000	1,031,504
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,048,967
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2031	8,725,000	9,814,638
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2035	5,000,000	5,976,793
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,892,314
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,869,870
The Passaic County Improvement Authority, Revenue Bonds (Paterson Charter School for Science and Technology Project)	4.13	7/1/2033	600,000	620,016
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000	10,478,943
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,552,769
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	10,000,000	10,442,695
				71,975,331
New Mexico — .2%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,405,000	1,394,880
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,975,000	3,081,014
				4,475,894
New York — 11.9%
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	5,500,000	6,214,264
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	9,025,000	9,161,815
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	10,000,000	11,523,852
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2034	6,035,000	7,162,266
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,163,019
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,645,266
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,000,048
New York City, GO (LOC; Mizuho Bank Ltd) Ser. A2(d)	1.00	10/1/2038	2,000,000	2,000,000
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,354,958
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,506,046
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	11,173,288
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,259,064
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000	3,001,358
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB(d)	1.86	6/15/2051	7,000,000	7,000,000
12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
New York — 11.9% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC(d)	1.90	6/15/2056	6,500,000	6,500,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding(d)	1.90	6/15/2049	4,500,000	4,500,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.25	5/1/2048	3,225,000	3,479,222
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	11/1/2033	4,000,000	4,702,264
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Ser. F1	5.00	2/1/2039	7,700,000	8,909,819
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Ser. F1	5.00	2/1/2045	2,690,000	2,931,963
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	5,000,000	5,368,821
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(e)	5.00	11/15/2044	15,400,000	15,425,387
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(e)	5.15	11/15/2034	3,500,000	3,506,599
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000	4,635,738
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000	4,454,344
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2039	2,000,000	2,045,061
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	3,500,000	3,747,757
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	5,135,044
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A1	5.00	3/15/2040	10,000,000	11,255,766
New York State Housing Finance Agency, Revenue Bonds (LOC; TD Bank NA) Ser. A8(d)	1.85	5/1/2044	100,000	100,000
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,677,762
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	9,741,320
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,001,895
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,500,993
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,263,540
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	630,633
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000	1,203,084
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000	5,268,886
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A(b)	0.00	11/15/2029	10,000,000	9,080,509
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000	1,787,836
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000	1,129,068
				214,148,555
Ohio — 1.7%
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2030	1,405,000	1,522,681
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2031	5,910,000	6,514,202
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000	707,004
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000	543,869
13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Ohio — 1.7% (continued)
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)(a)	2.60	10/1/2029	2,500,000	2,434,678
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000	4,698,904
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000	2,890,131
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	360,000	361,653
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	525,000	526,448
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. C(d)	1.90	12/1/2054	2,000,000	2,000,000
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000	5,034,613
Wadsworth School District, GO	3.00	12/1/2045	2,040,000	1,656,341
Wadsworth School District, GO	4.00	12/1/2056	1,500,000	1,411,246
				30,301,770
Oklahoma — 1.1%
Oklahoma, GO	2.00	3/1/2029	5,190,000	5,040,186
Oklahoma, GO	3.00	3/1/2038	1,285,000	1,226,271
Oklahoma Industries Authority, Revenue Bonds (Oklahoma City Public Schools Project)	5.00	4/1/2033	3,000,000	3,490,252
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2039	5,000,000	5,772,627
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,600,000	1,828,425
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2032	1,600,000	1,810,510
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2033	1,050,000	1,200,727
				20,368,998
Oregon — 1.9%
Oregon, GO, Ser. E	5.00	6/1/2040	2,405,000	2,634,093
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2030	225,000	250,238
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2031	325,000	368,640
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2032	350,000	403,984
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2033	300,000	351,309
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2034	300,000	355,784
Oregon Health & Science University, Revenue Bonds, Refunding, Ser. B2(a)	5.00	2/1/2032	5,500,000	6,144,838
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	7,000,000	7,144,486
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	13,660,750
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,105,000	2,211,760
				33,525,882
Pennsylvania — 5.5%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	1,078,215
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,116,202
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	973,476
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	4,000,000	4,328,408
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2038	3,400,000	3,610,489
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	5,015,000	5,411,293
14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Pennsylvania — 5.5% (continued)
Pennsylvania, GO	3.00	5/15/2034	5,280,000	5,297,628
Pennsylvania, GO	3.00	5/15/2035	3,000,000	2,977,550
Pennsylvania, GO	3.50	3/1/2031	5,000,000	5,081,686
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,788,773
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	750,000	809,102
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	4,185,000	4,210,757
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000	1,399,082
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.95	10/1/2038	6,645,000	7,202,210
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	3,000,458
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,691,474
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	455,000	455,222
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,351,850
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,612,083
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2028	1,000,000	1,059,105
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2029	1,000,000	1,078,184
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2033	5,125,000	5,780,033
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2036	5,775,000	6,537,767
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2039	8,320,000	9,414,499
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,110,191
				98,375,737
Rhode Island — 2.0%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,732,003
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,051,485
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,474,750
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,754,613
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2042	4,750,000	5,199,047
Rhode Island Health and Educational Building Corp., Revenue Bonds (Central Falls Public School Projects)	5.00	5/15/2041	1,595,000	1,775,975
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; GNMA) Ser. 70	4.00	10/1/2049	1,385,000	1,398,213
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	3.00	10/1/2051	4,275,000	4,245,827
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	4/1/2029	535,000	573,182
				35,205,095
South Carolina — .6%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	11/1/2030	5,000,000	5,522,174
15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
South Carolina — .6% (continued)
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	11/1/2032	2,500,000	2,832,751
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,856,287
				11,211,212
Tennessee — 1.3%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(d)	1.08	7/1/2031	900,000	900,000
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000	2,829,257
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000	5,000,583
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(a)	5.00	5/1/2028	1,105,000	1,154,367
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	315,000	315,161
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	385,000	388,299
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	800,000	921,395
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2043	2,750,000	3,073,564
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,081,991
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,338,513
Williamson County, GO	3.10	4/1/2035	2,185,000	2,189,238
				24,192,368
Texas — 12.9%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,750,872
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,541,061
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,302,448
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	11,547,811
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,171,539
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2039	5,150,000	5,794,405
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,643,250
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,232,334
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	2,006,463
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	1,002,392
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	2,003,998
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	8/15/2038	1,000,000	1,002,044
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	510,427
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	954,330
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2035	4,455,000	4,475,160
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2036	4,330,000	4,315,869
FW Texas Street Public Facility Corp., Revenue Bonds (River Project)	5.00	5/1/2038	5,000,000	5,426,487
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000	2,195,932
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	6,156,160
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2041	2,565,000	2,768,072
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000	1,560,003
16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Texas — 12.9% (continued)
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000	1,863,700
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000	105,085
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000	266,557
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000	540,422
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000	1,077,367
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000	326,918
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000	542,868
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000	1,496,388
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000	2,262,817
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,132,157
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2044	4,000,000	4,369,758
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Assured Guaranty Corp.)	5.00	5/15/2041	3,710,000	4,104,301
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2032	6,250,000	7,035,747
Newark Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2039	1,630,000	1,830,121
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,061,635
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2039	1,940,000	2,177,049
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,231,990
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. C	5.00	2/1/2035	2,780,000	3,289,158
San Antonio Water System, Revenue Bonds, Ser. D(d)	1.85	5/1/2055	6,900,000	6,900,000
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,153,766
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,179,527
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project) Ser. G(a)	5.00	5/1/2033	7,000,000	8,006,806
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	2,750,000	3,045,247
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Health Resources System) Ser. C(a)	5.00	11/15/2032	10,000,000	11,299,869
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. C2(a)	5.00	11/15/2035	4,000,000	4,641,721
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. E	5.00	11/15/2040	4,500,000	5,136,243
Texas, GO, Refunding	5.00	10/1/2040	10,000,000	11,485,979
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	8,000,000	9,051,162
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds	5.00	1/1/2036	7,500,000	8,274,007
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2032	2,800,000	2,918,550
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,256,325
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,544,784
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,541,734
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,361,386
17

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Texas — 12.9% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,276,245
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000	2,024,013
Texas Water Development Board, Revenue Bonds (Sustainable Bond)	4.50	10/15/2037	5,700,000	6,207,743
Texas Water Development Board, Revenue Bonds, Ser. B	4.00	10/15/2037	10,000,000	10,248,465
The Mesquite Housing Finance Corp., Revenue Bonds (Palladium Carver Living)(a)	3.35	8/1/2027	2,750,000	2,773,073
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000	1,520,727
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000	1,579,505
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000	1,644,553
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000	1,692,938
Waxahachie Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2037	4,700,000	5,040,653
				231,880,116
U.S. Related — .9%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	100,000	102,768
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	100,000	104,410
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	250,000	264,876
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	135,000	144,906
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2031	200,000	217,261
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2033	200,000	221,348
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	100,000	104,866
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2029	225,000	239,958
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,026,238
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,026,153
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,094,645
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2032	1,000,000	1,109,953
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2033	1,000,000	1,121,969
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2034	1,000,000	1,132,453
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2040	1,110,000	1,245,346
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2041	1,060,000	1,172,931
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	1,000,000	1,097,705
Puerto Rico, GO, Ser. A(b)	0.00	7/1/2033	25,549	18,918
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853	20,333
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845	18,152
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316	15,348
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824	20,211
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657	19,553
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911	22,424
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555	23,032
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936	23,265
Puerto Rico, Notes, Ser. CW(d)	2.63	11/1/2043	106,422	72,766
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ(f)	5.25	7/1/2018	2,500,000	1,668,750
				15,350,538
Utah — 1.0%
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000	1,163,141
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000	1,172,221
18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Utah — 1.0% (continued)
Nebo School District, GO, Refunding (Insured; School Board Guaranty)	2.00	7/1/2033	4,490,000	4,199,773
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,578,295
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,061,458
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,472,218
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2045	3,180,000	3,331,061
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2029	200,000	215,837
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2030	215,000	236,536
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2031	235,000	262,660
				17,693,200
Vermont — .6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,048,869
Virginia — .3%
Loudoun County Economic Development Authority, Revenue Bonds, Ser. E(d)	1.75	2/15/2038	2,550,000	2,550,000
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group) (LOC; TD Bank NA)(d)	1.90	7/1/2052	3,750,000	3,750,000
				6,300,000
Washington — 3.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	9,983,007
King County Housing Authority, Revenue Bonds (Kirkland Heights Project) (Insured; HUD SECT 8) Ser. A1	5.00	1/1/2028	4,715,000	4,720,518
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2040	1,040,000	1,113,576
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2039	2,200,000	2,504,273
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	3,094,965
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	5,140,684
Washington, GO, Refunding, Ser. R2023B	5.00	7/1/2038	11,690,000	13,310,156
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2036	4,000,000	4,723,751
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2037	2,360,000	2,792,850
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2038	2,000,000	2,370,208
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	2,655,468
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2034	435,000	432,324
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2035	445,000	438,117
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	513,298
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	534,702
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	866,063
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	545,994
				55,739,954
19

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. B(a)	5.00	6/1/2033	3,250,000	3,635,037
Wisconsin — 1.7%
Wisconsin Center District, Revenue Bonds, Refunding	5.00	12/15/2032	4,210,000	4,868,711
Wisconsin Center District, Revenue Bonds, Refunding	5.00	12/15/2033	7,050,000	8,262,273
Wisconsin Center District, Revenue Bonds, Refunding	5.00	12/15/2034	7,385,000	8,746,565
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Marshfield Clinic Health System, Inc.) (LOC; Barclays Bank PLC) Ser. A(d)	2.00	2/15/2050	4,500,000	4,500,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,012,467
				30,390,016
Total Investments (cost $1,785,544,985)			101.3%	1,820,488,161
Liabilities, Less Cash and Receivables			(1.3%)	(24,222,910)
Net Assets			100.0%	1,796,265,251

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $19,802,427 or 1.1% of net assets.

(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $1,668,750, which represented .1% of net assets.

See notes to financial statements.
20

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	1,785,544,985	1,820,488,161
Cash		1,467,237
Interest receivable		19,326,671
		1,841,282,069
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC and affiliates—Note 4(b)		489,425
Payable for investment securities purchased		44,450,537
Reorganization expense payable—Note 1		52,002
Other accrued expenses		24,854
		45,016,818
Net Assets ($)		1,796,265,251
Composition of Net Assets ($):
Paid-in capital		1,823,393,832
Total distributable earnings (loss)		(27,128,581)
Net Assets ($)		1,796,265,251
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		66,925,810
Net Asset Value Per Share ($)		26.84
Market Price Per Share ($)		26.85
See notes to financial statements.
21

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026(a) (Unaudited)

Investment Income ($):
Interest Income	29,559,964
Expenses:
Management fee—Note 4(a)	3,092,141
Administration fee—Note 4(a)	928,150
Reorganization expense—Note 1	125,700
Trustees’ fees and expenses—Note 4(c)	107,892
Professional fees	60,412
Registration fees	42,155
Shareholder servicing costs—Note 4(b)	40,807
Prospectus and shareholders’ reports	20,544
Loan commitment fees—Note 3	9,707
Custodian fees—Note 4(b)	8,689
Shareholder and regulatory reports service fees—Note 4(b)	6,792
Chief Compliance Officer fees—Note 4(b)	6,082
Miscellaneous	34,648
Total Expenses	4,483,719
Less—reduction in fees due to earnings credits—Note 4(b)	(8,689)
Net Expenses	4,475,030
Net Investment Income	25,084,934
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	3,698,080
Net realized gain (loss) on futures	(65,729)
Net Realized Gain (Loss)	3,632,351
Net change in unrealized appreciation (depreciation) on investments	62,270,100
Net change in unrealized appreciation (depreciation) on futures	13,444
Net Change in Unrealized Appreciation (Depreciation)	62,283,544
Net Realized and Unrealized Gain (Loss) on Investments	65,915,895
Net Increase in Net Assets Resulting from Operations	91,000,829

(a)
After the close of business on January 9, 2026, BNY Mellon National Intermediate Municipal Bond Fund (the “Predecessor Fund”) was reorganized into BNY
Mellon Municipal Intermediate ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Operations ($):
Net investment income	25,084,934	49,554,085
Net realized gain (loss) on investments	3,632,351	(7,061,233)
Net change in unrealized appreciation (depreciation) on investments	62,283,544	(12,386,267)
Net Increase (Decrease) in Net Assets Resulting from Operations	91,000,829	30,106,585
Distributions ($):
Distributions to shareholders:
ETF shares	(2,876,375)	-
Class M	(18,024,019)	(47,465,746)
Investor Shares	(555,156)	(1,693,268)
Total Distributions	(21,455,550)	(49,159,014)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	4,282,655	-
Class M	145,440,652	527,023,967
Investor Shares	15,665,636	44,657,205
Net assets received in connection with reorganization—Note 1	1,778,305,856	-
Distributions reinvested:
Class M	1,560,240	4,438,122
Investor Shares	315,261	1,291,982
Cost of shares redeemed:
ETF shares	(9,559,473)	-
Class M	(1,890,681,033)	(578,457,075)
Investor Shares	(78,606,383)	(47,192,518)
Transaction fees—Note 6	20,763	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(33,255,826)	(48,238,317)
Total Increase (Decrease) in Net Assets	36,289,453	(67,290,746)
Net Assets ($):
Beginning of Period	1,759,975,798	1,827,266,544
End of Period	1,796,265,251	1,759,975,798
23

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Capital Share Transactions (Shares):
ETF shares
Shares sold	160,000	-
Shares issued in connection with reorganization—Note 1	67,125,811	-
Shares redeemed	(360,001)	-
Net Increase (Decrease) in Shares Outstanding	66,925,810	-
Class M(d),(e)
Shares sold	5,541,079	20,555,101
Shares issued for distributions reinvested	59,298	171,928
Shares redeemed	(71,413,347)	(22,456,278)
Net Increase (Decrease) in Shares Outstanding	(65,812,970)	(1,729,249)
Investor Shares(d)
Shares sold	1,195,188	3,456,610
Shares issued for distributions reinvested	24,007	100,196
Shares redeemed	(5,979,840)	(3,664,127)
Net Increase (Decrease) in Shares Outstanding	(4,760,645)	(107,321)

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended February 28, 2026, 3,629,179 Investor Shares representing $47,771,230 were exchanged for 1,817,876 Class M shares and during the period ended August 31, 2025, 1,681,396 Class M shares representing $43,503,988 were exchanged for 3,366,900 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
24

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended February 28, 2026 (Unaudited)(a)	Year Ended August 31,
		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Data ($):(b)
Net asset value, beginning of period	25.80	26.12	25.40	25.50	28.46	28.18
Investment Operations:
Net investment income(c)	.38	.74	.70	.64	.54	.56
Net realized and unrealized gain (loss) on investments	.98	(.32 )	.72	(.10 )	(2.82)	.38
Total from Investment Operations	1.36	.42	1.42	.54	(2.28)	.94
Distributions:
Dividends from net investment income	(.32 )	(.74 )	(.70 )	(.64 )	(.54 )	(.56 )
Dividends from net realized gain on investments	-	-	-	-	(.14 )	(.10 )
Total Distributions	(.32 )	(.74 )	(.70 )	(.64 )	(.68 )	(.66 )
Transaction fees(c)	.00 (d)	-	-	-	-	-
Net asset value, end of period	26.84	25.80	26.12	25.40	25.50	28.46
Market value, end of period	26.85	N/A	N/A	N/A	N/A	N/A
Total Return (%)	5.20 (e)	1.71	5.63	2.13	(8.14)	3.34
Market Price Total Return (%)	5.24 (e)	N/A	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51 (f)	.53	.53	.52	.50	.50
Ratio of net expenses to average net assets	.51 (f),(g)	.53 (g)	.52 (g)	.52 (g)	.50	.50
Ratio of net investment income to average net assets	2.84 (f),(g)	2.88 (g)	2.70 (g)	2.51 (g)	1.99	1.95
Portfolio Turnover Rate(h)	18.68 (e)	66.38	66.66	80.75	65.37	46.51
Net Assets, end of period ($ x 1,000)	1,796,265	1,698,618	1,763,782	1,861,356	2,163,888	2,740,368

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount represents less than $.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount inclusive of reduction in fees due to earnings credits.
(h)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
25

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Municipal Intermediate ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eight series, including the fund. The investment objective of the fund is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $26.49 for Class M shares, and a total of 67,125,811 Class M shares, representing net assets of $1,778,305,856 (including $19,200,193 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $125,700, of which $52,002 is open liability as of February 28, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
26

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	1,820,488,161	—	1,820,488,161
	—	1,820,488,161	—	1,820,488,161

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or
27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own
28

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(d) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $72,182,591 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $30,512,135 of short-term capital losses and $41,670,456 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: tax-exempt income $48,839,824 and ordinary income $319,190. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (“Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .35% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .175% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended February 28,
30

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
2026, Investor Shares were charged $40,723 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended February 28, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the Predecessor Fund was charged $8,689 pursuant to the custody agreement. These fees were offset by earnings credits of $8,689.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended February 28, 2026, the Predecessor Fund was charged $84 pursuant to the agreement.
During the period ended February 28, 2026, the Predecessor Fund was charged $6,082 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $6,792 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $479,401, Chief Compliance Officer fees of $1,056, Checkwriting fees of $26 and shareholder and regulatory reports service fees of $8,942.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended February 28, 2026, amounted to $343,700,793 and $330,611,129, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended February 28, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. As of February 28, 2026, there were no futures outstanding.
31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	(65,729)	(65,729)
Total	(65,729)	(65,729)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	13,444	13,444
Total	13,444	13,444

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	3,666,326
At February 28, 2026, accumulated net unrealized appreciation on investments was $34,943,176, consisting of $51,628,079 gross unrealized appreciation and $16,684,903 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is cash, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund
32

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended February 28, 2026, the fund had no in-kind transactions.
33

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon National Intermediate Municipal Bond Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.
34

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon National Intermediate Municipal Bond Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 125,746,789 shares of stock of the Predecessor Fund, which constituted 92.26% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	125,706,919	1,544	38,326
35

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $113,974.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
36

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on August 12, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve: (i) the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), pursuant to which the Adviser will provide the BNY Mellon Municipal Intermediate ETF (the “fund”), which commenced operations during the semi-annual period ended February 28, 2026, with investment advisory and administrative services; and (ii) the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Insight North America LLC (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Management Agreement and the Sub-Advisory Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the Predecessor Fund (as defined below), (iii) fees charged to comparable funds, (iv) other benefits to the Adviser, the Sub-Adviser, and/or their affiliates, and (v) the extent to which economies of scale would be shared as the fund grows. The Board considered each of the Agreements and the engagement of the Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements, as well as the Adviser’s and the Sub-Adviser’s anticipated responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals expected to be responsible for portfolio management and regulatory compliance of the fund, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services expected to be provided by the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund (“ETF”) and considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
Investment Performance
As the fund had not yet commenced operations, it did not have its own performance record for the Board to review. However, it was proposed at the Meeting that the BNY Mellon National Intermediate Municipal Bond Fund (the “Predecessor Fund”), a separate series of BNY Mellon Funds Trust, be reorganized with and into the fund pursuant to an agreement and plan of reorganization and subject to approval by the Predecessor Fund’s shareholders (the “Reorganization”). Upon completion of the Reorganization, which subsequently occurred on January 9, 2026, the fund commenced investment operations and assumed the historical performance record of the Predecessor Fund. In light of the proposed Reorganization, the Board reviewed the Predecessor Fund’s performance as compared to a broad-based index and a peer group of intermediate municipal debt funds (“Peer Group”). In considering the Predecessor Fund’s performance, the Board noted that the fund would have the same investment objective, similar investment strategies, and the same Sub-Adviser as the Predecessor Fund.
The Board reviewed the results of the Predecessor Fund’s performance comparisons and considered that its total return performance was below the performance of the broad-based index for the one-, five- and ten-year periods ended December 31, 2024. The Board also considered that the Predecessor Fund’s total return performance was ranked in the fourth, third, and second quartiles of the Peer Group
37

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
for the one-, five- and ten-year periods ended December 31, 2024, respectively. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the Predecessor Fund and comparison funds and the end date selected.
The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board also considered the reputation and experience of the Adviser and the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through a review of a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s proposed contractual management fee and anticipated total expenses with a group of actively-managed municipal national intermediate ETFs and, with respect to anticipated total expenses, with a broader group of actively-managed municipal national intermediate ETFs, the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Representatives of the Adviser also discussed the Adviser’s pricing strategy for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates were expected to benefit in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Management Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted. As the fund had not yet commenced operations, the Board was not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.
38

© 2026 BNY Mellon Securities Corporation
Code-4874NCSRSA0226

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

BNY Mellon Municipal Opportunities ETF: BMOP
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Municipal Opportunities ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — .2%
Industrial — .2%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a) (cost $5,000,000)	3.80	12/31/2057	5,000,000	3,647,466
Long-Term Municipal Investments — 101.9%
Alabama — 2.1%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	5,097,794
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(b)	4.00	12/1/2026	10,000,000	10,092,271
Black Belt Energy Gas District, Revenue Bonds, Ser. C(b)	5.00	7/1/2031	10,000,000	10,846,370
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,054,470
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 3) Ser. A1(b)	5.50	12/1/2029	5,000,000	5,442,364
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(b)	5.25	7/1/2029	5,575,000	5,951,466
				38,484,735
Arizona — 2.8%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)(a)	5.00	7/1/2049	1,000,000	939,027
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.50	7/1/2038	1,240,000	1,249,799
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.63	7/1/2048	2,000,000	2,002,300
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.75	7/1/2053	3,260,000	3,265,035
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	1,333,032
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,549,133
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2049	2,500,000	2,587,110
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2054	2,750,000	2,814,898
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	1,750,000	1,650,641
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000	682,420
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000	1,466,864
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000	2,959,767
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2039	400,000	403,916
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2049	700,000	661,226
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000	947,806
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000	1,938,654
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children’s Hospital Obligated Group)	3.00	2/1/2045	1,600,000	1,286,403

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Arizona — 2.8% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)(a)	4.00	12/15/2041	500,000	462,901
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,804,198
Arizona Industrial Development Authority, Revenue Bonds, Ser. B	5.13	1/1/2059	3,185,183	2,427,375
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000	1,669,336
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group)	3.00	1/1/2049	3,000,000	2,275,763
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000	4,466,686
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2054	3,700,000	3,258,552
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2064	2,250,000	1,919,554
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(a)	5.00	6/15/2059	1,500,000	1,298,156
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2055	4,000,000	4,094,423
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2060	1,000,000	1,020,157
				52,435,132
Arkansas — 1.2%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (Hybar Steel Project) Ser. A(a)	6.88	7/1/2048	2,500,000	2,697,353
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000	7,158,088
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2033	1,080,000	1,149,147
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2035	1,485,000	1,560,922
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,521,224
University of Arkansas, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2049	2,750,000	2,899,952
University of Arkansas, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2054	4,200,000	4,393,865
				22,380,551
California — 16.9%
California, GO, Refunding	5.25	10/1/2045	4,000,000	4,441,603
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. A1(b)	5.00	2/1/2036	6,700,000	7,441,547
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. C(b)	5.00	10/1/2033	5,000,000	5,428,783
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	3,000,000	3,118,459
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	13,000,000	14,398,077
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	5.25	10/1/2031	6,000,000	6,451,348
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. C(b)	5.00	10/1/2032	10,000,000	10,825,886
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(b)	5.00	8/1/2033	2,500,000	2,790,959

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
California — 16.9% (continued)
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000	1,279,152
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000	2,784,756
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A(a)	4.00	2/1/2056	5,000,000	3,284,295
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)(a)	3.00	8/1/2056	3,000,000	2,099,639
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A(a)	5.00	2/1/2050	5,000,000	3,825,000
California Community Housing Agency, Revenue Bonds (Verdant at Green Valley Project)(a)	5.00	8/1/2049	5,000,000	4,704,853
California Educational Facilities Authority, Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000	3,066,394
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2042	2,000,000	2,023,202
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2047	2,500,000	2,512,532
California Health Facilities Financing Authority, Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000	1,925,224
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000	4,852,607
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,563,195
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,500,000	1,546,186
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	1,026,781
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Brightline West Passenger Rail) Ser. B(a),(b)	12.00	11/2/2026	15,060,000	8,132,400
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000	600,666
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000	2,750,155
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000	5,160,933
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000	5,108,619
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000	6,036,262
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000	2,351,389
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000	2,697,340
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000	3,363,768
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000	2,029,131
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000	7,435,166
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside II)	5.00	5/15/2049	2,000,000	2,001,936
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2040	1,515,000	1,529,575
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2052	2,075,000	1,908,832
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2049	1,515,000	1,404,834
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2057	1,650,000	1,485,963
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000	1,205,170

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
California — 16.9% (continued)
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000	700,238
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A(a)	5.00	7/1/2038	1,100,000	1,113,880
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000	3,059,409
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,680,000	5,750,013
California Municipal Finance Authority, Revenue Bonds, (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2049	1,000,000	1,052,378
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000	1,009,131
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000	3,400,951
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2036	500,000	515,776
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2051	250,000	228,364
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2036	300,000	300,375
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2041	500,000	474,348
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2051	750,000	629,412
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2061	2,270,000	1,830,962
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2038	1,000,000	1,024,244
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2048	2,750,000	2,755,685
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2037	590,000	599,428
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2047	870,000	871,428
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2039	250,000	271,995
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2049	1,000,000	1,022,575
California School Finance Authority, Revenue Bonds, Refunding (New Designs Charter School) Ser. A(a)	5.00	6/1/2064	1,100,000	1,030,642
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a),(c)	5.00	6/1/2027	800,000	825,773
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a)	5.00	6/1/2047	700,000	666,145
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.25	12/1/2038	1,500,000	1,551,993
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000	2,005,033
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,525,000	1,525,117
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000	1,504,694
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000	3,004,001
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.00	12/1/2033	1,000,000	1,040,962

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
California — 16.9% (continued)
CMFA Special Finance Agency, Revenue Bonds, Ser. A1(a)	3.00	12/1/2056	1,000,000	673,325
CMFA Special Finance Agency VIII, Revenue Bonds, (Elan Huntington Beach) Ser. A2(a)	4.00	8/1/2047	3,000,000	2,828,227
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	2.96	1/15/2046	2,000,000	1,499,381
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	3.06	1/15/2043	1,000,000	797,621
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000	6,425,442
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000	4,586,960
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000	1,086,712
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000	3,121,363
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	3,255,000	2,958,236
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000	4,808,231
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000	7,981,096
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(d)	0.00	6/1/2066	10,000,000	1,070,337
Grant Joint Union High School District, GO (Insured; Assured Guaranty Corp.)(d)	0.00	2/1/2033	4,380,000	3,657,485
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000	1,007,808
Lompoc Unified School District, GO, Ser. A	5.25	8/1/2054	2,000,000	2,177,272
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	10,000,000	11,443,563
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2049	740,000	784,164
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2052	1,000,000	1,049,403
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2054	2,505,000	2,607,737
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2055	1,000,000	1,046,370
Northern California Gas Authority No. 1, Revenue Bonds (Gas Project) Ser. B (0.67*(3 Month TSFR +0.26%)+0.72%)(e)	3.35	7/1/2027	225,000	225,582
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000	1,242,500
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000	991,065
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000	1,887,552
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000	2,273,276
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2042	1,750,000	1,985,555
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000	6,696,986
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(d)	0.00	8/1/2030	3,020,000	2,714,520
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(d)	0.00	8/1/2031	5,330,000	4,671,439
Tender Option Bond Trust Receipts (Series 2022-XL0357), (Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non- recourse, Underlying Coupon Rate 5.50%(a),(f),(g)	17.62	5/15/2047	8,010,000	8,515,803
Tender Option Bond Trust Receipts (Series 2025-XL0619), (Los Angeles Department of Airports, Revenue Bonds, Refunding (Sustainable Bond) Ser. D) Non-recourse, Underlying Coupon Rate 5.25%(a),(f),(g)	20.43	5/15/2048	20,000,000	22,206,723
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A(a)	5.00	10/1/2042	1,000,000	1,020,687
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000	505,259

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
California — 16.9% (continued)
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000	804,564
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000	1,001,301
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	280,000	275,501
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000	932,404
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000	1,031,666
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000	1,012,944
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2049	1,000,000	1,002,194
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000	5,211,432
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000	462,792
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000	395,389
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000	451,390
				315,486,826
Colorado — 1.7%
Board of Governors of Colorado University System, Revenue Bonds, Refunding, (Insured; State Aid) Ser. C(c)	5.00	3/1/2028	1,720,000	1,818,894
Centennial Water & Sanitation District, Revenue Bonds	5.00	12/1/2053	2,500,000	2,617,181
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.50	12/1/2054	4,450,000	4,813,252
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.75	4/1/2059	2,000,000	1,993,863
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.80	4/1/2054	3,000,000	3,012,590
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,561,634
Colorado School of Mines, Revenue Bonds, (Insured; State Aid) Ser. A	5.00	12/1/2054	3,750,000	3,923,769
Colorado Springs School District No. 11 Facilities Corp., COP (Insured; Build America Mutual)	5.25	12/15/2048	1,710,000	1,821,025
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	2,105,000	2,116,999
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	900,000	904,801
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000	933,899
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000	1,054,120
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000	1,029,005
University of Colorado, Revenue Bonds, Ser. A	5.00	6/1/2050	2,625,000	2,783,219
Vail Home Partners Corp., Revenue Bonds(a)	5.88	10/1/2055	1,000,000	1,027,511
				31,411,762
Connecticut — .3%
Connecticut, GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,850,000	5,620,248
District of Columbia — 2.2%
District of Columbia, GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000	5,748,372
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	3,265,000	3,243,055
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000	1,265,736

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
District of Columbia — 2.2% (continued)
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000	1,164,662
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000	1,204,205
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,566,821
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000	5,012,111
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.)(d)	0.00	10/1/2036	6,275,000	4,380,987
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Corp.) Ser. B	4.00	10/1/2053	5,000,000	4,543,119
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000	8,719,556
				41,848,624
Florida — 3.4%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2035	1,085,000	1,087,351
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2040	1,220,000	1,220,706
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1(h)	5.00	7/1/2048	750,000	180,937
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B(h)	5.00	7/1/2053	250,000	8,125
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2039	2,010,000	2,061,226
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2044	1,525,000	1,513,958
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2054	2,900,000	2,737,301
Collier County Health Facilities Authority, Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000	2,500,316
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	4.00	12/15/2029	430,000	434,348
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2034	500,000	521,555
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2039	500,000	513,801
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000	1,663,488
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000	6,281,647
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)(a)	5.00	6/1/2051	1,250,000	1,168,721
Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Rollins College Project)	4.13	12/1/2054	2,775,000	2,513,516
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000	5,657,811
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	5.50	6/15/2040	3,280,000	3,474,887
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	6.00	6/15/2045	2,750,000	2,875,451
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.50	11/1/2036	2,000,000	2,201,947
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.50	11/1/2037	1,000,000	1,096,728
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	4.25	6/1/2054	2,000,000	1,863,389

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Florida — 3.4% (continued)
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project)	4.00	8/1/2045	2,220,000	2,069,853
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000	1,643,445
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000	1,051,535
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group)	5.00	8/1/2042	2,000,000	2,040,700
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A1	4.00	10/1/2045	2,500,000	2,407,379
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000	5,292,199
Palm Beach County, Revenue Bonds, Ser. A(a)	5.75	10/1/2055	1,500,000	1,559,779
Seminole County, Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000	3,718,664
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2041	1,000,000	542,546
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2042	1,000,000	515,252
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2045	1,850,000	774,362
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2049	1,800,000	575,954
				63,768,877
Georgia — 2.7%
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2040	250,000	255,694
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2050	300,000	293,149
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2055	400,000	384,053
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2049	3,000,000	3,109,105
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2054	3,000,000	3,080,142
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000	6,190,731
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)(a)	5.00	1/1/2054	3,000,000	2,893,762
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	1,818,515
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000	897,977
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(b)	5.00	6/1/2032	3,500,000	3,844,803
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,536,887
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(b)	5.00	6/1/2029	5,000,000	5,301,341
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(b)	5.00	12/1/2031	10,000,000	10,886,769
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(b)	5.00	12/1/2030	5,000,000	5,369,411
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000	1,118,612
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000	1,370,269
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000	1,501,506
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A1(a)	5.00	4/1/2034	1,250,000	1,303,074
				51,155,800
Idaho — .8%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2046	2,000,000	1,860,908

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Idaho — .8% (continued)
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2051	2,500,000	2,257,723
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000	10,647,964
				14,766,595
Illinois — 6.1%
Chicago, GO, Ser. A	5.50	1/1/2049	1,215,000	1,221,142
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000	1,008,211
Chicago Board of Education, GO, Ser. A	5.88	12/1/2047	2,500,000	2,583,809
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2026	1,170,000	1,190,666
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000	756,063
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000	615,935
Chicago Board of Education, GO, Refunding, Ser. B	6.00	12/1/2043	6,500,000	7,038,394
Chicago Board of Education, GO, Refunding, Ser. B(a)	6.75	12/1/2030	7,500,000	7,882,402
Chicago Board of Education, GO, Refunding, Ser. C	5.50	12/1/2045	7,500,000	7,596,898
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000	1,708,711
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000	1,599,784
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000	1,519,917
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,136,933
Chicago Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.25	1/1/2041	7,225,000	7,952,359
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2038	1,150,000	1,269,920
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2039	6,080,000	6,677,708
Cook County, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000	5,344,600
Illinois, GO	5.50	5/1/2030	2,500,000	2,696,087
Illinois, GO	5.50	5/1/2039	2,500,000	2,705,236
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000	2,556,073
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000	2,563,447
Illinois, GO, Ser. B	5.00	5/1/2038	2,000,000	2,234,190
Illinois, GO, Ser. B	5.00	5/1/2039	1,000,000	1,107,240
Illinois, GO, Ser. B	5.25	5/1/2044	1,000,000	1,073,211
Illinois, GO, Ser. B	5.25	5/1/2045	2,000,000	2,128,394
Illinois, GO, Ser. B	5.25	5/1/2047	1,000,000	1,049,468
Illinois, GO, Ser. B	5.25	5/1/2048	2,500,000	2,606,852
Illinois, GO, Ser. B	5.25	5/1/2049	2,000,000	2,078,505
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000	5,367,549
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000	5,561,785
Illinois Finance Authority, Revenue Bonds (Shedd Aquarium Society Project)	5.00	6/1/2047	1,000,000	1,044,914
Illinois Finance Authority, Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000	1,501,831
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000	3,032,536
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2041	500,000	565,678
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2042	1,000,000	1,120,336
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2043	900,000	996,984
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2044	750,000	823,207

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Illinois — 6.1% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2038	3,000,000	3,468,177
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2039	1,000,000	1,146,529
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2040	10,000,000	5,722,339
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000	1,789,575
				114,043,595
Indiana — 1.5%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000	2,425,153
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000	350,041
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000	450,655
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000	803,551
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000	885,424
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000	2,306,532
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000	1,652,290
Indiana Finance Authority, Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000	1,131,894
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(b)	5.00	10/1/2029	5,000,000	5,397,806
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D2(b)	5.00	10/1/2031	5,000,000	5,603,059
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2054	4,000,000	4,169,932
Northern Indiana Commuter Transportation District, Revenue Bonds	5.25	1/1/2049	3,000,000	3,195,689
				28,372,026
Iowa — .3%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000	4,456,638
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	905,000	883,671
				5,340,309
Kentucky — .7%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,660,611
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2030	5,000,000	5,359,493
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(b)	5.25	12/1/2029	5,000,000	5,405,709
				12,425,813
Louisiana — 1.4%
East Baton Rouge Parish Industrial Development Board, Inc., Revenue Bonds (ExxonMobile Project) Ser. B(f)	1.00	12/1/2040	3,600,000	3,600,000
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.50	6/15/2038	3,200,000	3,238,919
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.63	6/15/2048	4,350,000	4,314,586
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners LLC)	5.50	9/1/2054	8,700,000	8,946,690
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children’s Medical Center Obligated Group) (Insured; Assured Guaranty Corp.)	3.00	6/1/2050	1,000,000	724,722

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Louisiana — 1.4% (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A(c)	4.00	4/1/2030	240,000	254,360
Parish of St. James, Revenue Bonds (NuStar Logistics Project) Ser. 2(a)	6.35	7/1/2040	4,115,000	4,552,870
				25,632,147
Maine — .1%
Maine Housing Authority, Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000	2,502,123
Maryland — .8%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000	204,070
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000	756,001
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B(f)	1.85	4/1/2035	1,700,000	1,700,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group) Ser. B(b)	5.00	8/15/2036	10,000,000	11,572,538
				14,232,609
Massachusetts — 5.0%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000	736,379
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000	735,314
Massachusetts, GO	5.00	7/1/2045	5,000,000	5,272,581
Massachusetts, GO, Ser. A	5.00	1/1/2041	4,750,000	5,378,781
Massachusetts, GO, Ser. E	5.00	11/1/2045	7,070,000	7,482,715
Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000	78,716
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000	2,085,830
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	10,715,000	12,517,752
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000	5,527,837
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	4,060,000	4,106,489
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000	5,530,666
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000	1,971,402
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	4.00	7/1/2045	1,505,000	1,500,917
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000	1,014,322
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(a)	5.00	10/1/2057	2,150,000	2,106,262
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000	1,500,156
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000	2,084,063
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000	902,230
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.25	7/1/2055	5,000,000	4,986,095
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Corp.) Ser. C	4.00	10/1/2045	500,000	468,221
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000	1,377,441

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Massachusetts — 5.0% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(a)	5.13	11/15/2046	1,500,000	1,523,441
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2037	1,000,000	1,015,336
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2047	3,000,000	3,004,943
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(f)	1.05	12/1/2037	300,000	300,000
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000	10,303,270
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000	9,788,106
				93,299,265
Michigan — 1.2%
Detroit, COP (Insured; Financial Guaranty Insurance Co.)(h)	4.61	6/15/2015	5,340,083	5,673,838
Detroit, GO	5.00	4/1/2028	900,000	940,627
Detroit, GO	5.00	4/1/2029	1,000,000	1,045,582
Detroit, GO	5.00	4/1/2030	700,000	731,728
Detroit, GO	5.00	4/1/2031	1,000,000	1,044,350
Detroit, GO	5.00	4/1/2032	850,000	886,821
Detroit, GO	5.00	4/1/2033	1,150,000	1,197,663
Detroit, GO	5.00	4/1/2034	1,000,000	1,041,195
Detroit, GO	5.00	4/1/2035	1,660,000	1,725,216
Detroit, GO	5.00	4/1/2036	1,200,000	1,244,504
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,250,000	1,279,734
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2050	2,000,000	2,025,055
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,513,479
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000	2,094,008
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(d)	0.00	6/1/2058	30,000,000	700,758
				23,144,558
Minnesota — .4%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	3,385,006
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000	5,093,474
				8,478,480
Mississippi — .1%
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Corp.)	6.88	12/1/2040	1,625,000	1,652,051
Missouri — .6%
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000	2,953,870
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000	3,170,738
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.25	4/1/2055	5,000,000	4,691,483
				10,816,091
Nebraska — .5%
Tender Option Bond Trust Receipts (Series 2022-XL0356), (Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 5.00%(a),(f),(g)	14.41	2/1/2042	10,000,000	10,276,025
Nevada — .2%
Nevada Department of Business & Industry, Revenue Bonds, Refunding (Brightline West Passenger Rail)(a),(b)	12.00	11/2/2026	6,580,000	3,553,200
New Hampshire — .1%
New Hampshire Business Finance Authority, Revenue Bonds (Presbyterian Senior Living Project) Ser. A	5.25	7/1/2048	2,500,000	2,545,471

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
New Jersey — 2.4%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.38	1/1/2035	2,500,000	2,636,298
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.63	1/1/2045	2,000,000	2,100,171
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000	5,336,124
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000	5,507,137
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2031	5,000,000	5,624,434
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2035	5,000,000	5,976,793
New Jersey Transportation Trust Fund Authority, Revenue Bonds(c)	5.50	12/15/2032	1,000,000	1,208,787
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2041	1,000,000	1,124,930
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2042	2,000,000	2,229,311
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2043	1,000,000	1,102,791
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2044	2,000,000	2,181,218
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000	1,272,424
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,506,901
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	8,000,000	8,014,538
				45,821,857
New York — 13.1%
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000	394,127
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000	954,340
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000	2,530,446
Battery Park City Authority, Revenue Bonds, Refunding, Ser. D1(f)	1.93	11/1/2038	1,500,000	1,500,000
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	2,500,000	2,620,958
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A(a)	5.00	12/1/2041	1,200,000	1,201,826
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2032	500,000	504,505
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2037	700,000	702,827
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2047	1,000,000	945,588
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	482,521
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	690,000	551,499
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	450,000	346,586
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(a)	6.50	12/15/2045	3,500,000	3,536,581
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(a)	7.00	12/15/2065	7,300,000	7,331,532
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	2.50	6/15/2031	250,000	237,048
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	5.00	6/15/2051	1,250,000	1,181,531
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000	1,520,077
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000	1,766,701

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
New York — 13.1% (continued)
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	7.00	12/15/2055	5,000,000	5,045,175
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000	6,121,226
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000	757,218
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	6,000,000	6,914,311
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000	4,999,922
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	1,320,000	1,320,468
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2054	2,000,000	1,857,269
Monroe County Industrial Development Corp., Revenue Bonds (Sustainable Bond) (Insured; FNMA HUD SECT 8) Ser. A	4.72	1/1/2044	1,500,000	1,573,161
New York City, GO, Ser. D	5.25	4/1/2047	5,000,000	5,357,895
New York City, GO, Ser. F1	3.00	3/1/2041	1,215,000	1,081,413
New York City, GO, Ser. I3(f)	1.25	3/1/2044	5,000,000	5,000,000
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2039	4,285,000	4,031,171
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2040	1,750,000	1,604,140
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2046	5,000,000	3,986,152
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	3.00	3/1/2036	2,500,000	2,454,983
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB(f)	1.86	6/15/2051	6,600,000	6,600,000
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC(f)	1.90	6/15/2056	5,200,000	5,200,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.25	5/1/2048	3,000,000	3,236,486
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.50	5/1/2050	4,500,000	4,943,353
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2046	2,000,000	2,156,906
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000	1,646,786
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000	3,980,587
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,771,119
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000	1,849,316
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group)	5.25	10/1/2049	500,000	509,352
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	1,000,000	1,070,871
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	10/1/2038	5,000,000	5,534,176
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2052	3,500,000	3,711,639
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000	1,600,708
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	5,177,055
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2038	2,805,000	3,028,263
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2039	4,000,000	4,295,807
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,335,000	5,685,222

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
New York — 13.1% (continued)
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2042	3,000,000	3,172,031
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.25	6/30/2049	5,000,000	5,097,405
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.50	6/30/2054	5,000,000	5,116,073
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.00	6/30/2049	2,000,000	2,023,269
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds)	6.00	6/30/2059	4,000,000	4,269,277
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds) (John F. Kennedy International Airport New Terminal One Project)	6.00	6/30/2055	2,500,000	2,670,456
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	215,000	214,401
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	964,766
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	2,000,041
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2035	400,000	429,222
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2037	700,000	743,653
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,500,000	7,704,786
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,000,000	3,677,552
Oneida Indian Nation of New York, Revenue Bonds, Ser. B(a)	6.00	9/1/2043	1,150,000	1,257,297
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000	1,856,117
Tender Option Bond Trust Receipts (Series 2025-XL0601), (New York Dorm Authority, Personal Income Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(a),(f),(g)	9.38	3/15/2049	21,175,000	22,351,164
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000	5,118,015
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	12/1/2054	5,500,000	5,871,027
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000	5,254,326
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000	6,292,436
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000	10,517,444
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	4,000,000	4,401,551
				245,413,152
North Dakota — .3%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000	2,875,200
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.55	7/1/2048	3,410,000	3,419,581
				6,294,781
Ohio — 1.7%
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000	2,479,767
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000	1,612,959
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000	1,505,858
Dayton-Montgomery County Port Authority, Revenue Bonds (Dayton Regional STEM Schools Project)	5.00	12/1/2044	500,000	512,928

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Ohio — 1.7% (continued)
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000	1,436,935
Ohio, GO, Ser. A	3.00	5/1/2039	5,000,000	4,776,834
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2035	3,000,000	3,003,291
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2039	2,000,000	2,000,973
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000	1,617,116
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000	806,042
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000	1,305,839
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000	1,478,569
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000	4,508,784
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000	4,178,044
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000	855,470
				32,079,409
Oklahoma — 1.4%
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2049	6,500,000	6,895,364
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2054	7,000,000	7,362,249
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2050	5,000,000	5,393,039
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.50	1/1/2054	5,000,000	5,434,818
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,500,000	1,708,334
				26,793,804
Oregon — .3%
Oregon, GO, Refunding, Ser. A	5.00	5/1/2040	600,000	695,492
Oregon, GO, Refunding, Ser. A	5.25	5/1/2042	500,000	579,966
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2038	280,000	323,756
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2039	325,000	373,389
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2040	200,000	227,769
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2042	200,000	223,412
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2043	280,000	309,586
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2045	815,000	883,446
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2036	700,000	741,086
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2039	700,000	736,647
				5,094,549
Pennsylvania — 1.4%
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000	1,503,936

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Pennsylvania — 1.4% (continued)
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000	634,331
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000	1,142,393
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000	1,154,524
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000	1,359,604
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000	1,828,456
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000	2,039,706
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000	566,270
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000	552,647
Lehigh County General Purpose Authority, Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000	1,605,175
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000	1,630,592
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)(a),(h)	6.50	12/1/2038	3,000,000	390,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Corp.)	5.00	12/31/2057	1,000,000	1,014,338
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	3,000,000	2,251,247
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	3,000,000	3,417,944
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2040	5,060,000	5,646,876
				26,738,039
Rhode Island — .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000	1,041,383
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2043	5,690,000	6,169,299
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000	7,003,277
				14,213,959
South Carolina — .6%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Edgewood Place Apartment) Ser. A	4.80	7/1/2045	2,000,000	2,084,689
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	5.25	11/1/2054	5,000,000	5,327,627
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000	2,010,201
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000	1,413,375
				10,835,892
Tennessee — 1.0%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(f)	1.08	2/1/2038	600,000	600,000
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	1,000,000	1,053,587
New Memphis Arena Public Building Authority, Revenue Bonds(i)	4.00	4/1/2031	750,000	801,400
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)(d)	0.00	4/1/2032	775,000	620,916

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Tennessee — 1.0% (continued)
Tennergy Corp., Revenue Bonds, Ser. A(b)	5.00	12/1/2029	10,000,000	10,739,624
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(b)	5.00	5/1/2028	5,000,000	5,223,380
				19,038,907
Texas — 9.2%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.50	6/15/2044	830,000	789,457
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.75	6/15/2049	915,000	848,870
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2054	1,050,000	967,754
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2059	1,000,000	913,387
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	5.00	6/15/2064	1,200,000	1,100,822
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000	5,558,701
Arlington Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program)	4.50	8/15/2050	3,600,000	3,607,352
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	1,005,615
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,805,024
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	855,193
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000	1,326,385
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000	316,256
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000	549,936
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000	718,962
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	13,207,282
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000	1,751,431
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000	1,295,850
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2040	1,000,000	1,120,064
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2047	4,305,000	4,453,826
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	4,942,949
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,862,566
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	1,750,000	1,839,555
Collin County, GO	5.00	2/15/2040	5,000,000	5,543,382
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,173,009
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,821,454
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	4.50	2/15/2045	3,000,000	3,104,801
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,694,026
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.00	8/15/2039	2,000,000	1,875,617
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,300,000	5,974,524
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,169,392

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Texas — 9.2% (continued)
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,662,960
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children’s Hospital Obligated Group)	3.00	10/1/2051	5,000,000	3,665,727
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	730,811
Houston, GO, Refunding, Ser. A	5.00	3/1/2040	3,000,000	3,363,543
Houston, GO, Refunding, Ser. A	5.00	3/1/2042	4,000,000	4,404,186
Houston, GO, Refunding, Ser. A	5.25	3/1/2049	5,000,000	5,358,057
Houston Airport System, Revenue Bonds, (United Airlines)	4.00	7/15/2041	2,250,000	2,129,720
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	1,750,000	1,918,468
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000	1,021,751
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000	1,021,751
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2042	1,350,000	1,480,696
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2044	1,000,000	1,082,589
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.63	10/1/2031	3,050,000	3,062,589
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000	5,019,544
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. B(a)	10.00	7/1/2026	5,000,000	5,011,211
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000	948,937
San Antonio Water System, Revenue Bonds, Ser. D(f)	1.85	5/1/2055	3,600,000	3,600,000
Temple Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000	3,258,375
Texas, GO, Ser. B(f)	1.95	12/1/2043	1,500,000	1,500,000
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	7,500,000	7,788,851
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,506,431
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	333,853
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	575,739
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,098,593
Texas Water Development Board, Revenue Bonds	5.00	8/1/2044	5,600,000	6,106,220
Texas Water Development Board, Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,688,474
University of Texas, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000	11,523,421
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2043	5,000,000	5,440,461
				171,496,400
U.S. Related — 5.6%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2032	500,000	548,474
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	100,000	111,557
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2035	100,000	113,116
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2037	175,000	195,505
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2038	100,000	110,935
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2039	100,000	110,227
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2040	100,000	109,430
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2041	100,000	108,044
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2040	100,000	108,763
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2041	150,000	161,062
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2042	100,000	106,564

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
U.S. Related — 5.6% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2043	100,000	105,485
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.00	10/1/2028	865,000	899,168
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,664,916
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2035	265,000	296,213
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2036	685,000	761,744
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000	1,130,668
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2040	525,000	573,814
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000	1,329,398
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000	1,511,467
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000	2,240,548
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000	2,041,322
Guam Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	1,000,000	1,121,648
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000	3,168,794
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000	2,245,707
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000	8,482,697
Puerto Rico, GO, Ser. A(d)	0.00	7/1/2033	1,034,664	766,109
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	803,995	823,435
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	722,684	735,089
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	620,253	621,535
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	843,308	818,492
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	877,029	791,824
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	887,317	908,113
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	872,922	932,749
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	847,862	942,168
Puerto Rico, Notes	2.28	11/1/2051	6,404,064	3,962,515
Puerto Rico, Notes	2.96	11/1/2051	282,849	196,226
Puerto Rico, Notes, Ser. CW(f)	2.63	11/1/2043	3,091,539	2,113,840
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2030	15,000,000	16,000,398
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2035	5,000,000	5,225,557
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A(h)	6.75	7/1/2036	10,000,000	6,675,000
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD(h)	5.00	7/1/2022	2,000,000	1,335,000
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	2,472,388	2,431,698
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2027	283,000	271,767
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2029	387,000	348,990
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2031	498,000	419,218
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2033	561,000	436,239
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2046	5,340,000	1,920,855
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2051	4,350,000	1,144,517
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000	4,311,981
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000	209,394

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
U.S. Related — 5.6% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000	1,488,037
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000	8,620,765
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000	2,116,368
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000	59,112
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000	820,669
Virgin Islands Hotel Development Financing Corp., Revenue Bonds, Ser. A1	6.00	12/1/2055	3,880,000	3,896,167
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2029	1,840,000	1,840,656
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2034	1,500,000	1,500,372
				104,042,121
Utah — 4.0%
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(a)	6.25	12/1/2055	9,000,000	9,039,195
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000	16,262,489
Mida Cormont Public Infrastructure District, GO, Ser. A1(a)	6.25	6/1/2055	2,225,000	2,345,937
Mida Cormont Public Infrastructure District, GO, Ser. A2(a),(i)	6.75	6/1/2055	5,000,000	4,323,273
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.00	6/1/2044	1,315,000	1,338,143
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.20	6/1/2054	4,250,000	4,254,508
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2030	900,000	916,541
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2050	1,800,000	1,562,511
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.13	6/15/2054	1,000,000	1,001,394
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.25	6/1/2045	875,000	897,824
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.50	6/1/2050	1,725,000	1,754,266
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.50	6/1/2055	1,500,000	1,511,601
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.75	6/1/2060	2,650,000	2,708,728
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.50	6/15/2039	1,000,000	1,046,899
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a),(i)	5.75	6/1/2043	2,000,000	1,547,770
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.75	6/15/2044	1,000,000	1,044,912
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	6.00	6/15/2054	4,300,000	4,436,771
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000	1,000,136
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000	1,958,675
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000	1,675,245
Military Installation Development Authority, Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000	1,873,302
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,049,543
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	5,000,000	5,223,453
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000	636,712

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Utah — 4.0% (continued)
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000	1,157,559
Wolf Creek Infrastructure Financing District No 1, Special Assessment Bonds	5.75	12/1/2044	3,665,000	3,812,592
				74,379,979
Virginia — 1.9%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000	4,800,038
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	2,068,495
Fairfax County, Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000	2,066,095
Virginia College Building Authority, Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000	6,823,869
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000	7,169,148
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Elizabeth River Crossings OpCo)	4.00	1/1/2040	1,000,000	998,281
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000	2,596,368
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000	2,915,821
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000	2,488,144
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000	3,112,181
				35,038,440
Washington — 1.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000	4,991,503
Washington, GO, Ser. A	5.00	8/1/2040	10,000,000	11,250,612
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(a)	4.00	12/1/2048	1,000,000	916,732
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000	893,019
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000	1,534,927
Washington Housing Finance Commission, Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000	2,062,480
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts)(a)	6.13	7/1/2053	1,000,000	1,066,586
				22,715,859
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000	1,552,777
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000	1,496,131
				3,048,908
Wisconsin — 3.7%
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	6/30/2060	5,750,000	6,028,363
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	12/31/2065	5,000,000	5,234,491
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,898,176
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	5,000,000	5,564,873

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.9% (continued)
Wisconsin — 3.7% (continued)
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1(a),(h)	6.38	1/1/2048	2,500,000	1,125,000
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000	3,384,483
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000	967,878
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	5,000,000	4,283,185
Public Finance Authority, Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000	2,466,810
Public Finance Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	4,000,000	4,231,284
Public Finance Authority, Revenue Bonds, Refunding	5.25	6/15/2045	1,700,000	1,702,456
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)(a)	5.00	9/1/2039	2,230,000	2,296,170
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,750,000	1,788,231
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	2,290,000	2,329,740
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. A(a)	5.00	5/1/2060	3,925,000	2,469,991
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. B(a)	9.00	5/1/2071	1,815,000	880,194
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000	6,116,545
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	1,250,000	1,227,013
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2044	8,735,000	3,793,445
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2046	3,990,000	1,521,702
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Marshfield Clinic Health System, Inc.) (LOC; Barclays Bank PLC) Ser. A(f)	2.00	2/15/2050	2,500,000	2,500,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000	4,513,746
				68,323,776
Total Long-Term Municipal Investments (cost $1,937,102,025)				1,905,042,745
Total Investments (cost $1,942,102,025)			102.1%	1,908,690,211
Liabilities, Less Cash and Receivables			(2.1%)	(39,134,106)
Net Assets			100.0%	1,869,556,105

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $317,272,734 or 17.0% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(g)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $15,387,900, which represented .8% of net assets.

(i)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	100	6/18/2026	12,049,808	12,159,375	(109,567)
Gross Unrealized Depreciation					(109,567)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	1,942,102,025	1,908,690,211
Cash		11,369,699
Cash collateral held by broker—Note 5		515,000
Interest receivable		21,532,794
Receivable for investment securities sold		595,266
Receivable for futures variation margin—Note 5		56,904
Receivable for shares of Beneficial Interest subscribed		14,129
		1,942,774,003
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC and affiliates—Note 4(b)		726,363
Payable for inverse floater notes issued—Note 5		45,385,000
Payable for investment securities purchased		19,672,836
Payable for shares of Beneficial Interest redeemed		7,064,361
Interest and expense payable related to inverse floater notes issued—Note 5		288,215
Reorganization expense payable—Note 1		65,196
Trustees’ fees and expenses payable		175
Other accrued expenses		15,752
		73,217,898
Net Assets ($)		1,869,556,105
Composition of Net Assets ($):
Paid-in capital		1,973,795,831
Total distributable earnings (loss)		(104,239,726)
Net Assets ($)		1,869,556,105
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		74,100,124
Net Asset Value Per Share ($)		25.23
Market Price Per Share ($)		25.23
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026(a) (Unaudited)

Investment Income ($):
Interest Income	39,954,769
Expenses:
Management fee—Note 4(a)	4,690,596
Administration fee—Note 4(a)	990,785
Interest and expense related to inverse floater notes issued—Note 5	531,595
Reorganization expense—Note 1	140,700
Trustees’ fees and expenses—Note 4(c)	83,705
Professional fees	69,980
Registration fees	45,404
Shareholder servicing costs—Note 4(b)	35,323
Prospectus and shareholders’ reports	28,323
Loan commitment fees—Note 3	8,652
Custodian fees—Note 4(b)	7,833
Shareholder and regulatory reports service fees—Note 4(b)	7,500
Chief Compliance Officer fees—Note 4(b)	6,082
Miscellaneous	32,156
Total Expenses	6,678,634
Less—reduction in fees due to earnings credits—Note 4(b)	(7,833)
Net Expenses	6,670,801
Net Investment Income	33,283,968
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	(4,084,957)
Net realized gain (loss) on futures	(5,998,777)
Net Realized Gain (Loss)	(10,083,734)
Net change in unrealized appreciation (depreciation) on investments	94,477,678
Net change in unrealized appreciation (depreciation) on futures	269,843
Net Change in Unrealized Appreciation (Depreciation)	94,747,521
Net Realized and Unrealized Gain (Loss) on Investments	84,663,787
Net Increase in Net Assets Resulting from Operations	117,947,755

(a)
After the close of business on January 9, 2026, BNY Mellon Municipal Opportunities Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Municipal
Opportunities ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Operations ($):
Net investment income	33,283,968	74,497,733
Net realized gain (loss) on investments	(10,083,734)	(15,125,951)
Net change in unrealized appreciation (depreciation) on investments	94,747,521	(81,523,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	117,947,755	(22,152,113)
Distributions ($):
Distributions to shareholders:
ETF shares	(3,753,316)	-
Class M	(24,104,333)	(71,300,503)
Investor Shares	(602,116)	(2,098,230)
Total Distributions	(28,459,765)	(73,398,733)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	5,983,047	-
Class M	189,689,467	543,785,119
Investor Shares	11,258,096	41,258,878
Net assets received in connection with reorganization—Note 1	1,850,792,169	-
Distributions reinvested:
Class M	3,159,702	13,493,982
Investor Shares	437,605	1,728,922
Cost of shares redeemed:
ETF shares	(10,082,173)	-
Class M	(2,132,192,410)	(613,872,746)
Investor Shares	(69,772,296)	(53,803,725)
Transaction fees—Note 6	32,130	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(150,694,663)	(67,409,570)
Total Increase (Decrease) in Net Assets	(61,206,673)	(162,960,416)
Net Assets ($):
Beginning of Period	1,930,762,778	2,093,723,194
End of Period	1,869,556,105	1,930,762,778

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Capital Share Transactions (Shares):
ETF shares
Shares sold	240,000	-
Shares issued in connection with reorganization—Note 1	74,260,125	-
Shares redeemed	(400,001)	-
Net Increase (Decrease) in Shares Outstanding	74,100,124	-
Class M(d),(e)
Shares sold	7,672,809	22,000,071
Shares issued for distributions reinvested	127,498	547,201
Shares redeemed	(85,650,566)	(25,036,708)
Net Increase (Decrease) in Shares Outstanding	(77,850,259)	(2,489,436)
Investor Shares(d)
Shares sold	910,024	3,337,304
Shares issued for distributions reinvested	35,287	140,122
Shares redeemed	(5,632,588)	(4,360,169)
Net Increase (Decrease) in Shares Outstanding	(4,687,277)	(882,743)

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended February 28, 2026, 3,484,068 Investor Shares representing $43,240,955 were exchanged for 1,744,166 Class M shares and during the period ended August 31, 2025, 1,491,245 Class M shares representing $36,845,566 were exchanged for 2,981,840 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended February 28, 2026 (Unaudited)(a)	Year Ended August 31,
		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Data ($):(b)
Net asset value, beginning of period	24.08	25.18	24.06	24.56	28.20	27.04
Investment Operations:
Net investment income(c)	.45	.88	.86	.84	.72	.72
Net realized and unrealized gain (loss) on investments	1.07	(1.10)	1.10	(.22 )	(3.60)	1.16
Total from Investment Operations	1.52	(.22 )	1.96	.62	(2.88)	1.88
Distributions:
Dividends from net investment income	(.37 )	(.88 )	(.84 )	(.82 )	(.72 )	(.72 )
Dividends from net realized gain on investments	-	-	-	(.30 )	(.04 )	-
Total Distributions	(.37 )	(.88 )	(.84 )	(1.12)	(.76 )	(.72 )
Transaction fees(c)	.00 (d)	-	-	-	-	-
Net asset value, end of period	25.23	24.08	25.18	24.06	24.56	28.20
Market value, end of period	25.23	N/A	N/A	N/A	N/A	N/A
Total Return (%)	6.35 (e)	(.94 )	8.31	2.60	(10.38)	7.05
Market Price Total Return (%)	6.35 (e)	N/A	N/A	N/A	N/A	N/A

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended February 28, 2026 (Unaudited)(a)	Year Ended August 31,
		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71 (f)	.72	.71	.75	.65	.65
Ratio of net expenses to average net assets	.71 (f),(g)	.72 (g)	.70 (g)	.75 (g)	.65	.65
Ratio of interest and expense related to floating rate notes issued to average net assets	.06 (f)	.04	.03	.08	-	-
Ratio of net investment income to average net assets	3.55 (f),(g)	3.59 (g)	3.48 (g)	3.45 (g)	2.70	2.61
Portfolio Turnover Rate(h)	19.91 (e)	45.11	63.45	72.98	57.75	52.25
Net Assets, end of period ($ x 1,000)	1,869,556	1,874,321	2,023,553	1,916,777	2,051,296	2,568,933

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount represents less than $.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount inclusive of reduction in fees due to earnings credits.
(h)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Municipal Opportunities ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eight series, including the fund. The investment objective of the fund is to seek to maximize total return consisting of high current income exempt from federal income tax and capital appreciation. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $24.92 for Class M shares, and a total of 74,260,125 Class M shares, representing net assets of $1,850,792,169 (including $51,119,949 net depreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $140,700, of which $65,196 is open liability as of February 28, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal and debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	3,647,466	—	3,647,466
Municipal Securities	—	1,905,042,745	—	1,905,042,745
	—	1,908,690,211	—	1,908,690,211

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
(continued)
Liabilities ($)
Other Financial Instruments:
Futures††	(109,567)	—	—	(109,567)
Inverse Floater Notes†††	—	(45,385,000)	—	(45,385,000)
	(109,567)	(45,385,000)	—	(45,494,567)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(d) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an unused capital loss carryover of $70,629,588 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $6,295,019 of short-term capital losses and $64,334,569 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: tax-exempt income $73,154,385 and ordinary income $244,348. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (“Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .50% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .25% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended February 28, 2026, Investor Shares were charged $35,243 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended February 28, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the Predecessor Fund was charged $7,833 pursuant to the custody agreement. These fees were offset by earnings credits of $7,833.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended February 28, 2026, the Predecessor Fund was charged $80 pursuant to the agreement.
During the period ended February 28, 2026, the Predecessor Fund was charged $6,082 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $7,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $715,637, Chief Compliance Officer fees of $1,056, Checkwriting fees of $20 and shareholder and regulatory reports service fees of $9,650.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended February 28, 2026, amounted to $372,624,477 and $504,820,683, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2026, was approximately $45,385,000, with a related weighted average annualized interest rate of 2.36%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended February 28, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair value of derivative instruments as of February 28, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	-	Interest Rate Risk	(109,567)(1)
Gross fair value of derivative contracts	-		(109,567)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	(5,998,777)	(5,998,777)
Total	(5,998,777)	(5,998,777)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	269,843	269,843
Total	269,843	269,843

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	72,803,788
At February 28, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $33,521,381, consisting of $37,886,687 gross unrealized appreciation and $71,408,068 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is cash, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended February 28, 2026, the fund had no in-kind transactions.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Municipal Opportunities Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Municipal Opportunities Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 144,897,329 shares of stock of the Predecessor Fund, which constituted 94.86% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	144,845,060	24,891	27,378

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $89,787.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on August 12, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve: (i) the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), pursuant to which the Adviser will provide the BNY Mellon Municipal Opportunities ETF (the “fund”), which commenced operations during the semi-annual period ended February 28, 2026, with investment advisory and administrative services; and (ii) the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Insight North America LLC (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Management Agreement and the Sub-Advisory Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the Predecessor Fund (as defined below), (iii) fees charged to comparable funds, (iv) other benefits to the Adviser, the Sub-Adviser, and/or their affiliates, and (v) the extent to which economies of scale would be shared as the fund grows. The Board considered each of the Agreements and the engagement of the Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements, as well as the Adviser’s and the Sub-Adviser’s anticipated responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals expected to be responsible for portfolio management and regulatory compliance of the fund, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services expected to be provided by the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund (“ETF”) and considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
Investment Performance
As the fund had not yet commenced operations, it did not have its own performance record for the Board to review. However, it was proposed at the Meeting that the BNY Mellon Municipal Opportunities Fund (the “Predecessor Fund”), a separate series of BNY Mellon Funds Trust, be reorganized with and into the fund pursuant to an agreement and plan of reorganization and subject to approval by the Predecessor Fund’s shareholders (the “Reorganization”). Upon completion of the Reorganization, which subsequently occurred on January 9, 2026, the fund commenced investment operations and assumed the historical performance record of the Predecessor Fund. In light of the proposed Reorganization, the Board reviewed the Predecessor Fund’s performance as compared to a broad-based index and a peer group of general and insured municipal debt funds (“Peer Group”). In considering the Predecessor Fund’s performance, the Board noted that the fund would have the same investment objective, similar investment strategies, and the same Sub-Adviser as the Predecessor Fund.
The Board reviewed the results of the Predecessor Fund’s performance comparisons and considered that its total return performance was above the performance of the broad-based index for the one-, five- and ten-year periods ended December 31, 2024. The Board also considered that the Predecessor Fund’s total return performance was ranked in the first quartile of the Peer Group for the one-, five- and

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
ten-year periods ended December 31, 2024. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the Predecessor Fund and comparison funds and the end date selected.
The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board also considered the reputation and experience of the Adviser and the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through a review of a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s proposed contractual management fee and anticipated total expenses with a group of actively-managed municipal national intermediate ETFs and, with respect to anticipated total expenses, with a broader group of actively-managed municipal national intermediate ETFs, the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Representatives of the Adviser also discussed the Adviser’s pricing strategy for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates were expected to benefit in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Management Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted. As the fund had not yet commenced operations, the Board was not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.

© 2026 BNY Mellon Securities Corporation
Code-4875NCSRSA0226

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

BNY Mellon Municipal Short Duration ETF: BKMS
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Municipal Short Duration ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2%
Alabama — 2.5%
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000	451,600
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,040,089
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	7,360,000	7,736,581
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2027	500,000	517,753
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2028	785,000	828,081
The Southeast Alabama Gas Supply District, Revenue Bonds, Refunding (Project No. 2)	5.00	5/1/2026	750,000	752,420
				11,326,524
Alaska — 1.0%
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2028	2,495,000	2,673,504
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2029	1,825,000	2,003,921
				4,677,425
Arizona — 2.0%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000	4,214,890
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	2,000,000	2,058,123
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A1(a)	5.00	5/15/2026	2,750,000	2,760,429
				9,033,442
Arkansas — .6%
Arkansas Development Finance Authority, Revenue Bonds (Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,023,655
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2027	755,000	767,843
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2028	820,000	848,133
				2,639,631
California — 3.3%
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. C	4.25	12/1/2027	1,000,000	1,021,490
Inglewood Unified School District, GO, Ser. B	5.00	8/1/2030	640,000	720,258
Los Angeles Department of Water & Power, Revenue Bonds	5.00	7/1/2028	2,245,000	2,384,557
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2028	1,000,000	1,062,164
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	500,000	524,546
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	2,750,000	2,990,035
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	580,000	602,558
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,375,000	1,460,475
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,015,000	2,239,561
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	1,015,000	1,078,096
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000	606,073
				14,689,813
Colorado — 3.1%
Colorado, COP, Ser. J	5.00	3/15/2032	2,070,000	2,126,204
Colorado Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A(a)	5.00	11/15/2029	1,000,000	1,091,856
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Colorado — 3.1% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventhealth Obligated Group)(a)	5.00	11/15/2028	2,875,000	3,049,961
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2029	790,000	856,882
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/17/2026	3,605,000	3,648,182
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	805,000	809,713
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; GNMA) Ser. K	3.88	5/1/2050	1,000,000	1,008,591
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA) Ser. B	3.00	5/1/2051	1,315,000	1,307,975
				13,899,364
Connecticut — 2.1%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A3(a)	2.95	7/1/2027	2,105,000	2,125,548
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	7/1/2030	5,350,000	5,953,240
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	201,344
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	1,075,000	1,085,562
				9,365,694
Delaware — .2%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	6.00	1/1/2055	985,000	1,098,872
District of Columbia — 1.6%
District of Columbia, GO, Refunding, Ser. A	5.00	6/1/2031	2,060,000	2,129,311
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	2,750,000	2,829,171
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,250,000	2,284,936
				7,243,418
Florida — 8.0%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,860,430
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,437,241
Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	3,410,000	3,454,587
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,517,938
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,627,884
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,852,025
Lee County Housing Finance Authority, Revenue Bonds(a)	3.50	12/1/2027	2,850,000	2,877,907
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2027	1,000,000	1,023,116
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2028	1,625,000	1,702,992
Miami-Dade County Aviation, Revenue Bonds, Refunding	5.00	10/1/2028	1,135,000	1,152,981
Miami-Dade County Housing Finance Authority, Revenue Bonds, Ser. A(a)	3.25	8/1/2029	5,000,000	5,072,151
Orange County Convention Center/Orlando, Revenue Bonds, Ser. A	5.00	10/1/2031	1,000,000	1,014,230
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2028	1,750,000	1,863,884
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2029	2,250,000	2,454,627
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2030	1,100,000	1,226,608
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2027	800,000	820,122
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2028	750,000	787,248
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Florida — 8.0% (continued)
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2027	1,250,000	1,281,440
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2028	1,000,000	1,049,664
				36,077,075
Georgia — 3.5%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(a)	4.00	9/1/2027	265,000	270,327
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	6/1/2027	500,000	513,552
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	12/1/2027	500,000	518,971
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	12/1/2028	835,000	882,661
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B	5.00	12/1/2030	3,300,000	3,572,840
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E	5.00	12/1/2028	2,225,000	2,342,350
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	9/1/2029	5,000,000	5,474,158
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)(a)	3.38	3/12/2027	2,000,000	2,015,780
				15,590,639
Hawaii — .8%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000	2,069,227
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group) Ser. A	5.00	7/1/2027	1,535,000	1,588,132
				3,657,359
Illinois — 5.0%
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000	2,096,093
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000	1,030,249
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000	1,108,339
Illinois, GO, Ser. C	5.00	5/1/2029	550,000	593,642
Illinois, GO, Refunding, Ser. B	5.00	10/1/2028	1,025,000	1,092,316
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000	2,894,894
Illinois, Revenue Bonds, Ser. A	5.00	6/15/2030	1,405,000	1,552,354
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2027	490,000	504,611
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2028	515,000	538,778
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2029	810,000	859,545
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2030	620,000	684,299
Illinois Housing Development Authority, Revenue Bonds (Hope Manor Village Joliet)(Insured; HUD SECT 8)(a)	3.15	2/1/2028	2,000,000	2,021,755
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding, (McCormick Place Expansion Project) Ser. A	5.00	6/15/2029	3,000,000	3,114,866
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Ser. C	5.00	12/1/2030	1,000,000	1,124,473
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,000,000	1,073,904
Winnebago-Boone ETC Counties Community College District No. 511, GO, Refunding (Rock Valley College) Ser. B	5.00	1/1/2029	2,145,000	2,303,127
				22,593,245
Indiana — 3.9%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	1,105,000	1,163,422
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000	1,556,239
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Indiana — 3.9% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(a)	5.00	10/1/2029	4,250,000	4,588,136
Indiana Finance Authority, Revenue Bonds, Refunding, (Indianapolis Power & Light Company Project) Ser. B(a)	0.95	4/1/2026	3,300,000	3,293,878
Rockport, Revenue Bonds, Refunding, Ser. A(a)	3.70	6/1/2029	3,650,000	3,740,225
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2028	710,000	743,260
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2028	840,000	890,184
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2029	760,000	814,527
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2029	740,000	801,714
				17,591,585
Iowa — .7%
Lewis Central Community School District, GO	5.00	6/1/2027	3,115,000	3,215,743
Kansas — .7%
Shawnee County, Revenue Bonds, Ser. A(a)	3.75	5/1/2028	3,000,000	3,035,684
Kentucky — 3.7%
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000	3,926,888
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2026	500,000	503,243
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000	564,510
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,044,978
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,690,000	1,731,456
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	3,550,000	3,838,054
Rural Water Financing Agency, Revenue Bonds, Ser. A	2.75	5/1/2028	5,000,000	5,000,663
				16,609,792
Louisiana — .6%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2026	510,000	519,925
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2027	285,000	297,903
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2029	330,000	360,035
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2026	275,000	275,000
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2027	375,000	383,461
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2028	340,000	355,395
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	310,000	330,455
				2,522,174
Maine — .3%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	350,000	364,974
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	605,000	610,294
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	565,000	570,282
				1,545,550
Massachusetts — 2.6%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	10,000,044
Massachusetts Development Finance Agency, Revenue Bonds, Ser. N(a)	3.30	7/1/2028	1,825,000	1,862,486
				11,862,530
Michigan — 1.2%
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group) Ser. B(a)	5.00	12/1/2028	1,000,000	1,055,247
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Michigan — 1.2% (continued)
Michigan Strategic Fund, Revenue Bonds (Consumers Energo Co.)(a)	3.35	10/1/2027	3,000,000	3,013,317
Van Buren Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,227,477
				5,296,041
Minnesota — 1.1%
Minneapolis, Revenue Bonds (Allina Health System) Ser. A(a)	5.00	11/15/2028	1,215,000	1,295,097
Minnesota Health & Education Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	10/1/2027	3,000,000	3,068,688
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	620,000	623,552
				4,987,337
Mississippi — 1.0%
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2027	810,000	835,036
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2029	1,000,000	1,080,775
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2030	1,000,000	1,104,339
Mississippi Development Bank, Revenue Bonds, Ser. A	5.00	5/1/2029	1,225,000	1,286,063
				4,306,213
Missouri — 2.2%
Jackson County, Revenue Bonds	4.00	12/1/2026	1,345,000	1,346,467
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,103,731
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)(a)	5.00	7/1/2027	3,150,000	3,212,126
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,002,486
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,040,000	1,043,470
				9,708,280
Nebraska — 1.9%
Gretna Public Schools, GO (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	4,650,000	4,854,310
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	2,710,000	2,693,265
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	870,000	871,130
				8,418,705
Nevada — 1.1%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000	5,097,908
New Hampshire — .6%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds, Refunding, Ser. A(a)	3.30	8/3/2027	2,565,000	2,583,897
New Jersey — 1.6%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2029	500,000	544,010
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2027	700,000	728,805
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2028	750,000	798,911
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2029	1,000,000	1,088,019
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. J	3.00	12/1/2028	4,090,000	4,152,116
				7,311,861
New Mexico — .2%
Rio Rancho, Revenue Bonds	5.00	6/1/2029	1,055,000	1,147,518
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 7.3%
Build New York City Resource Corp., Revenue Bonds (The Young Men’s And Young Women’s Hebrew Association Project)	5.00	12/1/2028	2,750,000	2,940,836
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2028	2,900,000	3,117,818
New York City Housing Development Corp., Revenue Bonds, Ser. E2(a)	3.80	1/3/2028	2,400,000	2,433,300
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. J1	5.00	11/1/2028	5,000,000	5,368,940
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2028	1,100,000	1,182,146
New York State Dormitory Authority, Revenue Bonds, Ser. A(a)	5.00	7/2/2029	6,000,000	6,410,793
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2032	1,010,000	1,082,872
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. B2(a)	3.60	5/1/2029	5,000,000	5,051,776
Triborough Bridge & Tunnel Authority, Revenue Bonds, BAN, Ser. B	5.00	3/15/2027	5,000,000	5,153,465
				32,741,946
North Dakota — .5%
Cass County Joint Water Resource District, Revenue Bonds, Refunding, Ser. A	3.45	4/1/2027	2,500,000	2,500,984
Ohio — 2.7%
Franklin County Convention Facilities Authority, Revenue Bonds, Refunding	5.00	12/1/2028	4,050,000	4,343,350
Ohio Housing Finance Agency, Revenue Bonds(a)	3.70	5/1/2028	1,000,000	1,013,051
Ohio Housing Finance Agency, Revenue Bonds, (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	975,000	974,415
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. C(b)	1.90	12/1/2054	6,000,000	6,000,000
				12,330,816
Oklahoma — 2.1%
Canadian County Educational Facilities Authority, Revenue Bonds (Mustang Public Schools Project)	5.00	9/1/2027	300,000	303,624
Oklahoma County Independent School District No. 89, GO, Ser. A	4.00	7/1/2028	2,000,000	2,075,937
Tulsa County Independent School District No. 4 Bixby, GO	5.00	6/1/2027	5,000,000	5,162,332
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2028	350,000	371,096
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2029	350,000	378,401
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2026	300,000	303,708
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2027	305,000	316,277
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2028	700,000	744,116
				9,655,491
Oregon — 1.6%
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2027	635,000	646,529
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2028	925,000	964,513
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2029	1,220,000	1,301,260
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2026	115,000	115,793
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2027	125,000	128,701
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2028	200,000	212,338
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	625,000	631,594
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	3,000,000	3,061,923
				7,062,651
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Pennsylvania — 4.8%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding, Ser. 20	5.00	3/1/2026	1,660,000	1,660,000
Cumberland County Municipal Authority, Revenue Bonds	5.00	11/1/2028	1,080,000	1,146,697
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management, Inc. Project) Ser. A(a)	4.00	7/1/2026	3,250,000	3,252,309
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A(a)	5.00	3/15/2030	3,000,000	3,236,394
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	4/1/2029	500,000	535,531
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	10/1/2029	250,000	271,091
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	4/1/2030	300,000	329,487
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	10/1/2030	200,000	221,069
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2027	2,430,000	2,488,939
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2028	2,730,000	2,861,766
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	5,200,000	5,544,666
				21,547,949
Rhode Island — 2.8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Ser. E	5.00	5/15/2027	600,000	619,881
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	5/15/2027	9,915,000	9,935,090
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	880,000	875,370
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	1,025,000	1,028,376
				12,458,717
South Carolina — .6%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	1,360,000	1,359,092
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2028	355,000	371,827
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2028	1,000,000	1,072,985
				2,803,904
South Dakota — .5%
South Dakota Conservancy District, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2031	1,980,000	2,060,679
Tennessee — 1.7%
Rutherford County Health & Educational Facilities Board, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. B1(a)	5.00	11/15/2030	3,375,000	3,719,522
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	3,920,000	4,042,245
				7,761,767
Texas — 11.1%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. C	5.00	12/1/2028	820,000	874,647
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	2/1/2028	4,000,000	4,107,786
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/15/2030	1,625,000	1,776,008
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2030	1,500,000	1,660,553
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000	2,120,474
Dallas Waterworks & System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000	2,537,905
Eagle Mountain & Saginaw Independent School District, GO(a),(d)	4.00	8/1/2027	10,000	10,243
Eagle Mountain & Saginaw Independent School District, GO(a)	4.00	8/1/2027	1,115,000	1,138,858
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Texas — 11.1% (continued)
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	0.72	8/1/2026	1,605,000	1,587,832
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2030	2,025,000	2,139,175
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	1,250,000	1,337,398
Housing Options, Inc., Revenue Bonds (Royal Crest Apartments)(Insured; HUD SECT 8)(a)	3.05	2/1/2028	2,000,000	2,015,072
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2028	590,000	617,852
McLennan County Junior College District, GO, Refunding	4.00	8/15/2028	2,500,000	2,606,704
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.45	8/1/2027	3,945,000	3,998,348
San Antonio Municipal Facilities Corp., Revenue Bonds(a)	5.00	8/1/2027	2,800,000	2,892,642
San Antonio Water System, Revenue Bonds(a)	1.00	11/1/2026	1,275,000	1,259,698
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project) Ser. F(a)	5.00	5/1/2030	1,350,000	1,480,955
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Ser. B(a)	5.00	11/15/2029	7,500,000	8,117,442
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000	1,767,950
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	1,970,000	2,016,435
Thorndale Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	615,000	655,353
University of North Texas System, Revenue Bonds, Refunding, Ser. A	5.00	4/15/2029	1,250,000	1,353,944
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2030	1,000,000	1,051,758
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	1,000,000	1,051,223
				50,176,255
U.S. Related — .8%
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2028	1,250,000	1,297,830
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2029	1,255,000	1,328,389
Puerto Rico, Notes(b)	2.96	11/1/2051	1,439,959	998,971
				3,625,190
Utah — .2%
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2026	375,000	379,885
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2028	415,000	442,390
				822,275
Virginia — 1.9%
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds(a)	3.57	10/1/2027	2,250,000	2,273,680
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C(a)	3.80	5/28/2027	1,125,000	1,144,903
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2031	5,000,000	5,237,294
				8,655,877
Washington — 1.7%
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000	151,218
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2026	200,000	201,350
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2027	200,000	203,582
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2028	300,000	310,772
Port of Seattle, Revenue Bonds	5.00	5/1/2026	5,000,000	5,020,464
10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Washington — 1.7% (continued)
Snohomish County School District No. 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2028	600,000	646,455
Snohomish County School District No. 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2029	1,000,000	1,102,334
				7,636,175
West Virginia — .7%
West Virginia Economic Development Authority, Revenue Bonds, Ser. B(a)	3.70	6/1/2028	2,000,000	2,048,473
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000	1,033,611
				3,082,084
Wisconsin — 1.1%
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2026	275,000	278,834
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2027	290,000	299,964
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2028	375,000	395,409
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2029	300,000	322,226
Public Finance Authority, Revenue Bonds, Refunding (Oxford Properties Llc Project)	5.00	6/1/2029	990,000	1,038,608
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)(a)	5.00	6/24/2026	1,500,000	1,510,873
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2(a)	5.00	6/24/2026	1,000,000	1,007,696
				4,853,610
Total Investments (cost $440,929,445)			99.2%	446,909,689
Cash and Receivables (Net)			.8%	3,472,396
Net Assets			100.0%	450,382,085

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to financial statements.
11

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	440,929,445	446,909,689
Cash		191,786
Interest receivable		5,550,807
Receivable for investment securities sold		999,501
Receivable for shares of Beneficial Interest subscribed		1,030
		453,652,813
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC, BNY Mellon Investment Adviser, Inc. and affiliates—Note 4(b)		93,032
Payable for shares of Beneficial Interest redeemed		2,060,937
Payable for investment securities purchased		1,037,886
Reorganization expense payable—Note 1		63,104
Other accrued expenses		15,769
		3,270,728
Net Assets ($)		450,382,085
Composition of Net Assets ($):
Paid-in capital		459,694,590
Total distributable earnings (loss)		(9,312,505)
Net Assets ($)		450,382,085
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		17,483,507
Net Asset Value Per Share ($)		25.76
Market Price Per Share ($)		25.78
See notes to financial statements.
12

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026(a) (Unaudited)

Investment Income ($):
Interest Income	7,544,352
Expenses:
Management fee—Note 4(a)	825,293
Administration fee—Note 4(a)	249,815
Reorganization expense—Note 1	125,700
Registration fees	39,557
Trustees’ fees and expenses—Note 4(c)	23,527
Professional fees	18,798
Prospectus and shareholders’ reports	16,446
Shareholder servicing costs—Note 4(b)	6,926
Chief Compliance Officer fees—Note 4(b)	6,082
Shareholder and regulatory reports service fees—Note 4(b)	6,000
Loan commitment fees—Note 3	3,788
Custodian fees—Note 4(b)	2,939
Miscellaneous	8,289
Total Expenses	1,333,160
Less—reduction in expenses due to undertaking—Note 4(a)	(211,145)
Less—reduction in fees due to earnings credits—Note 4(b)	(2,939)
Net Expenses	1,119,076
Net Investment Income	6,425,276
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	(10,337)
Net change in unrealized appreciation (depreciation) on investments	1,963,375
Net Realized and Unrealized Gain (Loss) on Investments	1,953,038
Net Increase in Net Assets Resulting from Operations	8,378,314

(a)
After the close of business on January 9, 2026, BNY Mellon National Short-Term Municipal Bond Fund (the “Predecessor Fund”) was reorganized into BNY
Mellon Municipal Short Duration ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Operations ($):
Net investment income	6,425,276	10,721,877
Net realized gain (loss) on investments	(10,337)	(461,389)
Net change in unrealized appreciation (depreciation) on investments	1,963,375	4,865,573
Net Increase (Decrease) in Net Assets Resulting from Operations	8,378,314	15,126,061
Distributions ($):
Distributions to shareholders:
ETF shares	(729,821)	-
Class M	(4,586,342)	(10,289,462)
Investor Shares	(86,417)	(280,309)
Total Distributions	(5,402,580)	(10,569,771)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	59,962,823	302,572,648
Investor Shares	3,338,536	5,736,414
Net assets received in connection with reorganization—Note 1	466,336,660	-
Distributions reinvested:
Class M	439,170	1,136,435
Investor Shares	61,977	244,943
Cost of shares redeemed:
ETF shares	(18,500,103)	-
Class M	(561,258,380)	(170,435,779)
Investor Shares	(14,308,375)	(8,530,307)
Transaction fees—Note 6	9,250	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(63,918,442)	130,724,354
Total Increase (Decrease) in Net Assets	(60,942,708)	135,280,644
Net Assets ($):
Beginning of Period	511,324,793	376,044,149
End of Period	450,382,085	511,324,793
14

	Six Months Ended February 28, 2026 (Unaudited)(a),(b),(c)	Year Ended August 31, 2025(a)

Capital Share Transactions (Shares):
ETF shares
Shares issued in connection with reorganization—Note 1	18,203,507	-
Shares redeemed	(720,000)	-
Net Increase (Decrease) in Shares Outstanding	17,483,507	-
Class M(d),(e)
Shares sold	2,345,463	11,945,344
Shares issued for distributions reinvested	17,189	44,740
Shares redeemed	(21,913,184)	(6,714,521)
Net Increase (Decrease) in Shares Outstanding	(19,550,532)	5,275,563
Investor Shares(d)
Shares sold	261,283	451,840
Shares issued for distributions reinvested	4,854	19,305
Shares redeemed	(1,121,011)	(673,503)
Net Increase (Decrease) in Shares Outstanding	(854,874)	(202,358)

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended February 28, 2026, 554,901 Investor Shares representing $7,075,973 were exchanged for 277,800 Class M shares and during the period ended August 31, 2025, 216,962 Class M shares representing $5,512,805 were exchanged for 434,223 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
15

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended February 28, 2026 (Unaudited)(a)	Year Ended August 31,
		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Data ($):(b)
Net asset value, beginning of period	25.60	25.40	24.82	24.80	25.88	25.90
Investment Operations:
Net investment income(c)	.35	.68	.54	.38	.26	.28
Net realized and unrealized gain (loss) on investments	.10	.18	.58	.04	(1.08)	(.02 )
Total from Investment Operations	.45	.86	1.12	.42	(.82 )	.26
Distributions:
Dividends from net investment income	(.29 )	(.66 )	(.54 )	(.40 )	(.26 )	(.28 )
Transaction fees(c)	.00 (d)	-	-	-	-	-
Net asset value, end of period	25.76	25.60	25.40	24.82	24.80	25.88
Market value, end of period	25.78	N/A	N/A	N/A	N/A	N/A
Total Return (%)	1.76 (e)	3.46	4.55	1.68	(3.17)	1.03
Market Price Total Return (%)	2.08 (e)	N/A	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57 (f)	.56	.55	.53	.51	.51
Ratio of net expenses to average net assets(g)	.48 (f),(h)	.44 (h)	.44 (h)	.44 (h)	.44	.48
Ratio of net investment income to average net assets(g)	2.73 (f),(h)	2.68 (h)	2.15 (h)	1.57 (h)	1.05	1.10
Portfolio Turnover Rate(i)	16.41 (e)	88.48	90.99	101.11	92.90	66.89
Net Assets, end of period ($ x 1,000)	450,382	500,392	362,626	454,866	877,683	894,027

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount represents less than $.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount inclusive of reduction in expenses due to undertaking.
(h)	Amount inclusive of reduction in fees due to earnings credits.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Municipal Short Duration ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eight series, including the fund. The investment objective of the fund is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $25.62 for Class M shares, and a total of 18,203,507 Class M shares, representing net assets of $466,336,660 (including $4,691,218 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $125,700, of which $63,104 is open liability as of February 28, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	446,909,689	—	446,909,689
	—	446,909,689	—	446,909,689

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(d) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $16,951,105 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $3,585,694 of short-term capital losses and $13,365,411 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: tax-exempt income $10,430,004 and ordinary income $139,767. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (“Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .35% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Predecessor Fund Adviser had contractually agreed, from September 1, 2025 through January 9, 2026, to waive receipt of its fees and/or assume the direct expenses of the Predecessor Fund so that the direct expenses of neither class of Predecessor Fund shares (excluding Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .44% of the Predecessor Fund’s average daily net assets. On January 9, 2026, the Predecessor Fund Adviser terminated this expense limitation agreement. Prior to the reorganization of the fund, the reduction in expenses, pursuant to the undertaking, amounted to $211,145.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .175% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended February 28, 2026, Investor Shares were charged $6,896 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended February 28, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the Predecessor Fund was charged $2,939 pursuant to the custody agreement. These fees were offset by earnings credits of $2,939.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended February 28, 2026, the Predecessor Fund was charged $30 pursuant to the agreement.
During the period ended February 28, 2026, the Predecessor Fund was charged $6,082 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $6,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC, BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $122,578, Chief Compliance Officer fees of $1,056, Checkwriting fees of $8 and shareholder and regulatory reports service fees of $8,150, which were offset against an expense reimbursement in the amount of $38,760.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended February 28, 2026, amounted to $76,936,986 and $137,807,671, respectively.
At February 28, 2026, accumulated net unrealized appreciation on investments was $5,980,244, consisting of $6,936,268 gross unrealized appreciation and $956,024 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is cash, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended February 28, 2026, the fund had no in-kind transactions.
23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon National Short-Term Municipal Bond Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.
24

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon National Short-Term Municipal Bond Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 35,842,183 shares of stock of the Predecessor Fund, which constituted 94.62% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	35,834,187	0	7,996
25

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $29,609.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
26

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on August 12, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve: (i) the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), pursuant to which the Adviser will provide the BNY Mellon Municipal Short Duration ETF (the “fund”), which commenced operations during the semi-annual period ended February 28, 2026, with investment advisory and administrative services; and (ii) the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Insight North America LLC (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Management Agreement and the Sub-Advisory Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the Predecessor Fund (as defined below), (iii) fees charged to comparable funds, (iv) other benefits to the Adviser, the Sub-Adviser, and/or their affiliates, and (v) the extent to which economies of scale would be shared as the fund grows. The Board considered each of the Agreements and the engagement of the Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements, as well as the Adviser’s and the Sub-Adviser’s anticipated responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals expected to be responsible for portfolio management and regulatory compliance of the fund, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services expected to be provided by the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund (“ETF”) and considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
Investment Performance
As the fund had not yet commenced operations, it did not have its own performance record for the Board to review. However, it was proposed at the Meeting that the BNY Mellon National Short-Term Municipal Bond Fund (the “Predecessor Fund”), a separate series of BNY Mellon Funds Trust, be reorganized with and into the fund pursuant to an agreement and plan of reorganization and subject to approval by the Predecessor Fund’s shareholders (the “Reorganization”). Upon completion of the Reorganization, which subsequently occurred on January 9, 2026, the fund commenced investment operations and assumed the historical performance record of the Predecessor Fund. In light of the proposed Reorganization, the Board reviewed the Predecessor Fund’s performance as compared to a broad-based index and a peer group of short municipal debt funds (“Peer Group”). In considering the Predecessor Fund’s performance, the Board noted that the fund would have the same investment objective, similar investment strategies, and the same Sub-Adviser as the Predecessor Fund.
The Board reviewed the results of the Predecessor Fund’s performance comparisons and considered that its total return performance was above the performance of the broad-based index for the one-year period, and below the performance of the broad-based index for the five- and ten-year periods, ended December 31, 2024. The Board also considered that the Predecessor Fund’s total return performance
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
was ranked in the third quartile of the Peer Group for the one- and five-year periods, and the second quartile of the Peer Group for the ten-year period, ended December 31, 2024. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the Predecessor Fund and comparison funds and the end date selected.
The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board also considered the reputation and experience of the Adviser and the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through a review of a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s proposed contractual management fee and anticipated total expenses with a group of actively-managed municipal national short ETFs and, with respect to anticipated total expenses, with a broader group of actively-managed municipal national short ETFs, the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Representatives of the Adviser also discussed the Adviser’s pricing strategy for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates were expected to benefit in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Management Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted. As the fund had not yet commenced operations, the Board was not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.
Conclusion
 After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.
28

© 2026 BNY Mellon Securities Corporation
Code-4873NCSRSA0226

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)(i)	Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii)	Letters from Registrant's former Independent Public Accountant attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY Mellon ETF Trust II

By (Signature and Title) * /s/ David J. DiPetrillo

David J. DiPetrillo, President

(Principal Executive Officer)

Date 4/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ David J. DiPetrillo

David J. DiPetrillo, President

(Principal Executive Officer)

Date 4/28/2026

By (Signature and Title) * /s/ James Windels

James Windels, Treasurer

(Principal Financial and Accounting Officer)

Date 4/28/2026

* Print the name and title of each signing officer under his or her signature.